The DLB Fund Group



                                 ANNUAL REPORT
                                  October 2001























                        EXPERIENCE TO MANAGE THE FUTURE

          TABLE OF CONTENTS

          DLB Core Growth Fund                                            1

          DLB Value Fund                                                  3

          DLB Enhanced Index Core Equity Fund                             5

          DLB Enhanced Index Growth Fund                                  7

          DLB Enhanced Index Value Fund                                   9

          DLB Technology Fund                                             11

          DLB Small Capitalization Value Fund                             13

          DLB Small Company Opportunities Fund                            15

          DLB Stewart Ivory International Fund                            17

          DLB Stewart Ivory Emerging Markets Fund                         19

          DLB Fixed Income Fund                                           21

          DLB High Yield Fund                                             23

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DLB CORE GROWTH FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Core Growth Fund seeks long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
    January 20, 1998

BENCHMARK: S&P 500

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $112.2 million

TICKER SYMBOL: DLBRX

TOTAL EXPENSE RATIO: 0.73%

CUSIP #: 232941708

PORTFOLIO MANAGER
JAMES B. GRIBBELL, CFA
Managing Director
Portfolio Manager

David L. Babson & Company
    Since 1991
Merrill Lynch/Lambert Smith
    Hampton Corporate
    Real Estate-2 years

Wharton Business School,
    University of Pennsylvania,
    B.S., 1982

Chartered Financial Analyst
--------------------------------------------------------------------------------

FUND PERFORMANCE

In a difficult period for growth stock investors, the DLB Core Growth Fund finished the one-year period ended October 31, 2001 at -35.74% versus the benchmark, the S&P 500 Index, return of -24.90% for the same period. During the six-month period ended October 31, 2001, the Fund declined by 19.13% on a total return basis versus the index decline of 14.60% for the same six-month time frame.

MARKET HIGHLIGHTS

The stock market was weak across the board during this time period, with the exception of defensive healthcare, consumer and finance companies that were able to show modest gains. The technology sector continued its slide as spending on information technology and telecommunications equipment diminished and profit growth was squeezed.

PORTFOLIO HIGHLIGHTS

Defensive investments in the Fund were the big contributors to performance over the past one-year. Investments in healthcare (Johnson and Johnson) and consumer stocks (Pepsico, Gillette and Anheuser-Busch) topped this list.

Fund performance was negatively impacted by many of the investments in the media and technology sectors as it became increasingly apparent that the US economy was heading into recession over the past few months. In the media sector the Fund's investments in Clear Channel Communications (owner/ operator of radio stations and advertising billboards) and AOLTime Warner (media content, cable television and internet services) were both disappointing.

Over the course of the past 12 months we have continued to be proactive at making structural changes to the DLB Core Growth Fund portfolio to reflect a changing economic environment and to anticipate trends that we feel will develop in the future. We further reduced the Fund's exposure to the technology sector (after reductions in 2000 and early 2001) in light of slowing profit growth in that part of the economy, with a particular emphasis on the elimination of our exposure to the telecommunications equipment providers. Offsetting that, we further increased our weighting in the financial stocks in anticipation of the Federal Reserve lowering short-term interest rates throughout calendar 2001 in an effort to spur growth in the economy. We also added several new investments in companies with stable, predictable growth in revenues and cash flow, including Philip Morris (food, beverage and tobacco), First Data Corp. (credit card transaction processing) and Tenet Healthcare (hospital management).

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                                     ANNUALIZED
                                                        SINCE
                             6 MONTHS     1 YEAR     INCEPTION
                             5/1/01-     11/1/00-     1/20/98-
                            10/31/01     10/31/01     10/31/01
--------------------------------------------------------------------------------
DLB CORE GROWTH              -19.13       -35.74        0.25
S&P 500 INDEX                -14.60       -24.90        3.42
RUSSELL 1000                 -18.37       -39.95        0.55
GROWTH INDEX

Note: Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 1/20/98

             DLB Growth Fd    R1000 Growth        S&P 500                     DLB Growth Fd    R1000 Growth        S&P 500
             -------------    ------------        -------                     -------------    ------------        -------
              $100,000.00      $100,000.00      $100,000.00        Dec 1999    $148,564.88      $185,101.78      $156,992.40
    Jan-98    $101,900.00      $103,220.00      $102,010.00        Jan 2000    $143,201.69      $176,420.51      $149,111.38
 28-Feb-98    $108,900.53      $110,982.14      $109,364.92        Feb 2000    $161,416.94      $185,047.47      $146,293.17
 31-Mar-98    $110,697.39      $115,410.33      $114,964.40        Mar 2000    $172,877.55      $198,296.87      $160,600.64
 30-Apr-98    $114,793.19      $117,002.99      $116,125.55        Apr 2000    $163,334.71      $188,857.94      $155,766.56
 31-May-98    $110,488.45      $113,680.11      $114,128.19        May 2000    $151,002.94      $179,339.50      $152,573.35
 30-Jun-98    $114,189.81      $120,637.33      $118,761.79        Jun 2000    $162,901.97      $192,933.43      $156,326.65
 31-Jul-98    $114,395.35      $119,841.13      $117,491.04        Jul 2000    $158,080.07      $184,888.11      $153,887.96
 31-Aug-98     $97,396.20      $101,852.97      $100,501.83        Aug 2000    $172,006.92      $201,620.48      $163,444.40
 30-Sep-98    $104,291.85      $109,675.28      $106,944.00        Sep 2000    $163,320.57      $182,547.19      $154,814.54
 31-Oct-98    $112,291.04      $118,493.17      $115,638.55        Oct 2000    $157,000.07      $173,912.70      $154,164.32
 30-Nov-98    $120,993.59      $127,510.50      $122,646.25        Nov 2000    $138,678.16      $148,277.97      $142,016.17
 31-Dec-98    $131,326.45      $139,011.95      $129,710.67          Dec 00    $138,067.97      $143,592.39      $142,712.05
 31-Jan-99    $131,431.51      $147,171.95      $135,132.58          Jan 01    $144,488.14      $153,514.62      $147,778.32
 28-Feb-99    $124,058.20      $140,446.19      $130,929.95          Feb 01    $123,652.95      $127,447.84      $134,300.94
 31-Mar-99    $130,608.47      $147,847.71      $136,167.15          Mar 01    $112,870.41      $113,581.51      $125,786.26
 30-Apr-99    $131,731.71      $148,039.91      $141,436.82        Apr 2001    $124,744.38      $127,949.58      $135,559.85
 31-May-99    $128,346.20      $143,495.09      $138,098.91        May 2001    $122,074.85      $126,068.72      $136,468.11
 30-Jun-99    $134,802.02      $153,539.74      $145,763.40        Jun 2001    $120,744.23      $123,143.92      $133,151.93
 31-Jul-99    $132,550.82      $148,657.18      $141,215.58        Jul 2001    $117,351.32      $120,065.32      $131,847.04
 31-Aug-99    $130,496.28      $151,080.29      $140,509.50        Aug 2001    $107,423.40      $110,243.98      $123,593.42
 30-Sep-99    $126,085.51      $147,907.60      $136,659.54        Sep 2001     $97,003.33       $99,241.63      $113,619.43
 31-Oct-99    $132,440.22      $159,074.63      $145,310.09        Oct 2001    $100,883.46      $104,451.82      $115,789.56
 30-Nov-99    $136,850.48      $167,664.66      $148,259.89

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

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TOP 10 EQUITY HOLDINGS, October 31, 2001
                                                       % of Fund Assets
 Pfizer Inc.                                                  5.67
 Federal Home Loan Mortgage Corp.                             5.15
 Kinder Morgan, Inc.                                          4.06
 American Int'l Group, Inc.                                   3.98
 Citigroup Inc.                                               3.90
 Exxon Mobil Corporation                                      3.72
 Liberty Media Corporation Cl. A                              3.42
 Medtronic, Inc.                                              2.87
 Microsoft Corporation                                        2.80
 Paychex, Inc.                                                2.76
 Total                                                       38.33

SECTOR DIVERSIFICATION, October 31, 2001

                                      % of Fund Assets
                                             S&P
                               Portfolio     500       Difference
 Technology                       19.9      17.9           1.9
 Health Care                      16.8      15.3           1.5
 Consumer Non Cyc.                 5.2       8.5          -3.2
 Consumer Cyclical                 2.1       7.4          -5.3
 Consumer Services                 8.4       4.9           3.5
 Energy                            7.1       6.9           0.1
 Basic Materials                   0.6       3.7          -3.1
 Industrials                       0.6       3.5          -2.9
 Transportation                    0.0       0.7          -0.7
 Financial Services               18.3      19.8          -1.5
 Utilities                         2.8       2.7           0.1
 Telecommunications                0.7       5.5          -4.8
 Commercial Svcs.                  9.8       3.1           6.7

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

OUTLOOK

In the short term our outlook on the financial markets is a cautious one. Capital spending continues to decline, excess inventories are still being worked down in some industries and the consumer side of the economy has shown signs of weakening in the past few months. Longer term, we are getting increasingly bullish on the prospects for the stock market over the next 12-18 months. We are close to completing the most aggressive easing cycle by the Federal Reserve in U.S. history. Oil prices are down 35% versus just one year ago. Combined with a federal tax refund, tax cuts and additional fiscal stimulus the markets are awash in liquidity. While we are uncertain of the timing of a recovery in economic growth, we believe many catalysts are in place to lead the financial markets higher when business conditions do improve.

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report, more recent returns maybe more or less than those shown above.

The Fund's benchmark index is the Standard & Poors 500 Index(C), an index of common stocks frequently used as a general measure of stock market performance. The Fund also measures it performance against the Russell 1000 Growth index, an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation, which tend to exhibit higher price-to book ratios and forecasted growth values than securities in the value universe. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in either Index, and performance of the Fund will differ.

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DLB VALUE FUND
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FUND INVESTMENT OBJECTIVE

The DLB Value Fund seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     July 25, 1995

BENCHMARK:
     Russel1 1000 Value

MANAGER TENURE:
     May 27, 1999

TOTAL ASSETS: $49.8 million

TICKER SYMBOL: DLBVX

NET EXPENSE RATIO*: 0.80%

CUSIP #: 232941302

PORTFOLIO MANAGER
ANTHONY M. MARAMARCO, CFA
Managing Director
Portfolio Manager

David L. Babson & Company
     Since 1996
Concert Capital Management
     3 years
Massachusetts Mutual Life
     Insurance Company
     8 years
Colby College, B.A., 1971
University of Chicago, M.A./
     Ph.D, 1977
Rensselaer Polytechnic
     Institute, M.B.A., 1981

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.86%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The DLB Value Fund posed strong relative performance versus its benchmark, the Russell 1000 Value Index, for the one-year period ended October 31, 2001 returning -3.69% and -11.86%, respectively. The Fund returned -10.68% for the six-month period ended October 31, 2001, again beating the benchmark, which returned -11.74% for the same time period.

MARKET HIGHLIGHTS

In our April report we wondered if the Federal Reserve, (the "Fed") was late to the party in reducing rates. As of the date of this report, the Fed had eased a tenth time in 2001. Now the question is: when will this series of rate cuts provide an impetus for renewed economic growth? Conventional wisdom asserts that there is a 6-9 month lag between Fed easing and improved economic activity. The jury is still out regarding the near-term effect of these ten rate cuts.

Many signs of weakness pervaded the economy before the September 11 tragedy: consumer confidence had spiraled downward from a peak almost two years ago; capacity utilization had declined steadily throughout 2001; and unemployment claims continued to rise during the summer. The external shock to the system that occurred on September 11 simply and unarguably exacerbated a weakening economic situation.

PORTFOLIO HIGHLIGHTS

More than half of the holdings in the DLB Value Fund outperformed the benchmark return for the six-months ended October 31, 2001, and it was a core group of diversified and relatively defensive holdings that contributed most to the portfolio's relative gain. For example, two healthcare stocks (UnitedHealth Group and Tenet Healthcare), two student loan stocks (USA Education and Student Loan Corporation), and two consumer staples stocks (Heinz and Kellogg) were among the ten top performers. Rounding out that group were Fortune Brands (consumer, beverage, and housing related products), Lockheed Martin (defense), Hanson PLC (aggregates), and Everest Re (reinsurance). It was not coincidental that these companies continued to generate earnings and cash flow throughout the economic slowdown. Companies with such characteristics provided a relative safe haven for investors in a rocky market environment. Less productive sectors of the portfolio included our holdings in aerospace (Boeing) and selected financial stocks (American Express).

OUTLOOK

There are many encouraging underpinnings for an economic recovery. For example, inventories and interest rates are low, and consumer confidence has recently shown signs of bottoming. The real question is how much the consumer, who drove the economy in its most recent and historic 9-year expansion, still has available to underwrite the

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                                            ANNUALIZED
                                                               SINCE
                      6 MONTHS     1 YEAR       5 YEARS      INCEPTION
                       5/1/01-    11/1/00-      11/1/96-     7/25/95-
                      10/31/01    10/31/01      10/31/01     10/31/01
--------------------------------------------------------------------------------
DLB VALUE             -10.68       -3.69          7.60          9.76
RUSSELL 1000          -11.74      -11.86         10.63         12.77
VALUE INDEX
S&P 500               -14.60      -24.90         10.04         12.33
INDEX
S&P/BARRA             -18.07      -18.41          9.07         11.34
LARGE CAP VALUE INDEX

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 7/25/95

                                       S&P BARRA       Russell                                            S&P BARRA       Russell
          DLB Value Fd     S&P 500        Value       1000 Value             DLB Value Fd     S&P 500        Value       1000 Value
          ------------     -------        -----       ----------             ------------     -------        -----       ----------
           $100,000.00   $100,000.00   $100,000.00   $100,000.00   30-Sep-98  $157,706.59   $197,182.89   $172,479.54   $189,088.96
31-Jul-95  $100,800.00   $102,400.00   $100,250.00   $103,480.00   31-Oct-98  $171,521.69   $213,213.86   $185,984.69   $203,743.36
31-Aug-95  $100,699.20   $102,656.00   $101,102.13   $104,939.07   30-Nov-98  $177,576.41   $226,134.62   $195,674.49   $213,237.80
30-Sep-95  $104,294.16   $106,988.08   $104,620.48   $108,737.86   31-Dec-98  $178,304.47   $239,159.98   $202,542.67   $220,487.88
31-Oct-95  $102,093.55   $106,602.93   $102,988.40   $107,661.36   31-Jan-99  $174,363.94   $249,156.86   $206,634.03   $222,251.78
30-Nov-95  $106,789.86   $111,282.79   $108,384.99   $113,109.02   28-Feb-99  $175,340.38   $241,408.08   $202,191.40   $219,118.03
31-Dec-95  $108,178.13   $113,430.55   $111,387.26   $115,948.06   31-Mar-99  $179,040.06   $251,064.41   $208,317.80   $223,653.78
31-Jan-96  $110,428.23   $117,287.19   $114,717.73   $119,565.64   30-Apr-99  $201,455.88   $260,780.60   $226,274.79   $244,543.04
28-Feb-96  $113,398.75   $118,377.96   $115,796.08   $120,474.34   31-May-99  $198,998.12   $254,626.18   $222,269.73   $241,853.07
31-Mar-96  $116,880.09   $119,514.39   $118,505.71   $122,522.40   30-Jun-99  $201,823.89   $268,757.93   $230,804.88   $248,866.81
30-Apr-96  $118,306.03   $121,271.25   $119,714.47   $122,987.99   31-Jul-99  $195,204.07   $260,372.68   $223,696.09   $241,575.01
30-May-96  $121,370.16   $124,400.05   $121,522.16   $124,525.34   31-Aug-99  $189,406.51   $259,070.82   $218,036.58   $232,612.58
30-Jun-96  $120,654.07   $124,872.77   $120,938.85   $124,624.96   30-Sep-99  $178,439.87   $251,972.28   $209,511.35   $224,494.40
31-Jul-96  $116,467.38   $119,353.39   $115,835.23   $119,914.13   31-Oct-99  $183,614.62   $267,922.12   $221,327.79   $237,425.27
31-Aug-96  $120,252.57   $121,871.75   $119,032.28   $123,343.68   30-Nov-99  $179,556.74   $273,360.94   $220,021.96   $235,573.36
30-Sep-96  $124,040.52   $128,733.13   $124,126.86   $128,252.75    Dec 1999  $179,251.50   $289,461.90   $228,294.78   $236,704.11
31-Oct-96  $125,057.65   $132,286.16   $128,322.35   $133,216.14    Jan 2000  $166,435.01   $274,930.92   $221,035.01   $228,987.56
30-Nov-96  $134,874.68   $142,287.00   $138,139.01   $142,874.31    Feb 2000  $149,392.07   $269,734.72   $207,220.32   $211,973.78
31-Dec-96  $134,132.87   $139,469.72   $135,873.53   $141,045.52    Mar 2000  $170,381.65   $296,114.78   $228,833.40   $237,834.58
31-Jan-97  $139,806.69   $148,186.57   $142,137.30   $147,886.22    Apr 2000  $172,017.32   $287,201.72   $227,300.22   $235,075.70
28-Feb-97  $142,155.44   $149,342.43   $143,174.91   $150,060.15    May 2000  $177,470.27   $281,314.09   $228,004.85   $237,543.99
31-Mar-97  $136,909.91   $143,204.45   $138,278.32   $144,657.98    Jun 2000  $169,288.89   $288,234.41   $218,998.66   $226,688.23
30-Apr-97  $139,374.28   $151,753.76   $143,463.76   $150,733.62    Jul 2000  $173,791.97   $283,737.96   $223,378.63   $229,521.84
31-May-97  $147,402.24   $160,995.56   $152,458.94   $159,159.63    Aug 2000  $182,238.26   $301,358.08   $238,345.00   $242,283.25
30-Jun-97  $152,752.94   $168,208.17   $158,282.87   $165,987.58    Sep 2000  $179,923.84   $285,446.38   $238,297.33   $244,512.26
31-Jul-97  $166,668.74   $181,597.54   $170,945.50   $178,469.84    Oct 2000  $187,156.77   $284,247.50   $242,753.49   $250,527.26
31-Aug-97  $162,068.68   $171,428.07   $163,218.76   $172,116.32    Nov 2000  $186,745.03   $261,848.80   $230,324.51   $241,232.70
30-Sep-96  $171,063.49   $180,822.33   $172,783.38   $182,512.14      Dec 00  $196,119.63   $263,131.86   $242,186.22   $253,318.46
31-Oct-97  $163,468.27   $174,782.87   $166,442.23   $177,420.05      Jan 01  $195,570.49   $272,473.04   $252,406.48   $254,281.07
30-Nov-97  $170,644.53   $182,875.31   $172,783.68   $185,262.02      Feb 01  $195,981.19   $247,623.50   $235,671.93   $247,212.05
31-Dec-97  $169,415.89   $186,020.77   $176,619.48   $190,671.67      Mar 01  $190,689.70   $231,924.17   $226,362.89   $238,485.47
31-Jan-98  $169,754.72   $188,085.60   $174,447.06   $187,964.13      Apr 01  $201,825.98   $249,944.68   $241,710.29   $250,171.25
28-Feb-98  $182,825.83   $201,646.57   $187,530.59   $200,614.12    May 2001  $204,469.90   $251,619.31   $244,248.25   $255,800.11
31-Mar-98  $192,369.34   $211,970.88   $197,038.39   $212,891.70    Jun 2001  $203,222.63   $245,504.96   $236,334.61   $250,121.35
30-Apr-98  $196,582.23   $214,111.78   $199,363.44   $214,318.08    Jul 2001  $202,247.16   $243,099.01   $232,246.02   $249,596.09
31-May-98  $189,878.78   $210,429.06   $196,552.42   $211,146.17    Aug 2001  $199,051.66   $227,905.32   $218,822.20   $239,587.29
30-Jun-98  $191,815.54   $218,972.48   $198,046.22   $213,848.84    Sep 2001  $181,654.54   $209,513.36   $198,034.09   $222,720.34
31-Jul-98  $179,309.17   $216,629.47   $193,748.61   $210,085.10    Oct 2001  $180,255.80   $213,515.07   $198,034.09   $220,804.95
31-Aug-98  $150,512.12   $185,304.85   $162,593.84   $178,824.44    Nov 2001  $190,133.82   $229,891.67   $210,609.26   $233,633.71

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001
                                                       of Fund Assets
 Tenet Healthcare Corporation                                 4.12
 Everest Re Group, Ltd.                                       4.10
 USA Education, Inc.                                          3.66
 Lockheed Martin Corporation                                  3.44
 Student Loan Corporation                                     3.39
 Duke Energy Corporation                                      2.94
 Int'1 Business Machines Corporation                          2.93
 Diageo PLC - ADR                                             2.86
 Albertson's Inc.                                             2.85
 Heinz (H.J.) Company                                         2.79
 Total                                                       33.08

SECTOR DIVERSIFICATION, October 31, 2001

                                        % of Fund Assets
                                             Russell
                                Portfolio     1000         Difference
                                              Value
 Technology                         7.4        6.0             1.4
 Health Care                        6.7        5.8             0.9
 Consumer Disc.                     5.1       10.1            -5.0
 Consumer Staples                  13.7        6.7             7.0
 Integrated Oils                    5.3        8.9            -3.6
 Other Energy                       0.0        1.6            -1.6
 Materials & Process.              12.6        5.2             7.4
 Producer Durables                  6.2        3.6             2.5
 Autos & Transport.                 5.2        3.2             2.1
 Financial Services                29.0       30.8            -1.8
 Utilities                          6.0       15.9            -9.9
 Other                              2.9        2.2             0.8

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

next leg of economic growth. Savings rates remain at all-time lows, and unemployment has risen meaningfully recently. These are two big concerns for investors in the latter part of 2001.

We believe, and have positioned our portfolio accordingly, that it will be a slow recovery at best, and that high-quality, relatively defensive investments will provide positive relative returns in both a rocky and a more stable economic and market environment.

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns maybe more or less than those shown above.


The Fund's benchmark index is the Russell 1000 Value Index, an unmanaged index consisting of those Russell 1000 securities with lower price-to-book and forecasted growth ratios than securities in the growth universe. The Fund also measures its performance against the Standard & Poors 500 Index(C) (an index of common stocks frequently used as a general measure of stock market performance) and the Standard & Poors 500(C)/Barra Value Index (an unmanaged index of those common stocks that have the lowest price to book ratios comprising half of the aggregate market capitalization of the Standard & Poors 500 Index(C)). Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX CORE EQUITY FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Enhanced Index Core Equity Fund seeks to outperform the total return performance of its benchmark, the S&P 500, while maintaining risk characteristics similar to those of the benchmark.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     August 26, 1996

BENCHMARK: S&P 500

TOTAL ASSETS: $28.2 million

TICKER SYMBOL: DLBQX

NET EXPENSE RATIO*: 0.73%

CUSIP #: 232941609

PORTFOLIO MANAGERS
David L. Babson & Company Inc.'s
Quantitative Investment Team

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.06%.
--------------------------------------------------------------------------------

FUND PERFORMANCE/
PORTFOLIO HIGHLIGHTS

The DLB Enhanced Index Core Equity Fund returned -33.06% versus its benchmark, the S&P 500 Index, return of-24.90% for the one year period ended October 31, 2001. For the six-month period ended October 31, 2001, the Fund posted good relative performance versus the benchmark, returning -14.06% and -14.60% respectively.

MARKET HIGHLIGHTS

The US economy is in its first economic recession in 10 years. The combination of massive over investment and a high level of debt at the consumer level finally choked off an economic expansion that started when George Bush senior was President. The Federal Reserve, (the "Fed") has been cognizant of the slowing economy and has lowered interest rates from 6.5% at the beginning of the year to 2% as of the date of this report. This unprecedented level of monetary stimulus in such a short period of time illustrates the Fed's concern about the well-being of the US economy. The economy is reeling from a convergence of several negative influences; a bear market in stocks at a time when more Americans than ever have a greater portion of their wealth exposed to the market in 401Ks, mutual funds and participation in other investment programs; five years of investment spending which have led to overcapacity in the US; a loan-to-value ratio of the US housing stock at its lowest levels in several decades, indicating that the consumer is highly leveraged; and a war on terrorism, the scope of which is, as yet, unknown.

OUTLOOK

The Fed's monetary stimulus is adding liquidity to a system that has been overspending and over investing for five years. Companies have no appetite for new projects or new investments and the consumer does not have the pent up demand usually associated with the beginning of a recovery. The money now flowing into the system is looking for a home, which, for now, appears to be financial assets. Evidence of this behavior can be seen in the bond market where long-term Treasury bonds have rallied substantially when the Fed lowered the short-term rate to 2%, below the prevailing level of inflation. In a zero rate environment it is more profitable for lenders simply to buy financial assets than to lend. This presents a problem for the Fed, they do not want to inflate an asset price bubble, but the economy needs life-support. The Fed's only course is to keep pumping money into the system and hope that some of it lifts the real economy. How will it end? This is the key question, but for now we are moving from a defensive posture to a more neutral posture in anticipation of an environment where financial asset prices rise.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                                      ANNUALIZED
                                                         SINCE
                    6 MONTHS     1 YEAR     5 YEARS    INCEPTION
                      5/1/01-   11/1/00-    11/1/96-   8/26/96-
                    10/31/01    10/31/01    10/31/01   10/31/01
--------------------------------------------------------------------------------
DLB                 -14.06      -33.06       7.98        9.58
ENHANCED INDEX
CORE EQUITY
S&P 500             -14.60      -24.90      10.04       10.89
INDEX
RUSSELL             -18.37      -39.95       7.47        8.33
1000 GROWTH INDEX

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 8/26/96

            DLB Enhanced                                              DLB Enhanced
             Index Core    R1000 Growth      S&P 500                   Index Core    R1000 Growth      S&P 500
             ----------    ------------      -------                   ----------    ------------      -------
             $100,000.00    $100,000.00    $100,000.00    31-Mar-99    $198,319.67    $219,481.49    $201,454.30
   Aug-96     $98,500.00    $100,240.00     $97,790.00    30-Apr-99    $204,150.26    $219,766.82    $209,250.58
30-Sep-96    $106,399.70    $107,537.47    $103,295.58    31-May-99    $207,008.37    $213,019.98    $204,312.27
31-Oct-96    $110,102.41    $108,182.70    $106,146.53    30-Jun-99    $219,656.58    $227,931.37    $215,651.60
30-Nov-96    $120,099.71    $116,307.22    $114,171.21    31-Jul-99    $214,384.82    $220,683.16    $208,923.27
31-Dec-96    $118,502.38    $114,027.60    $111,910.62    31-Aug-99    $214,256.19    $224,280.29    $207,878.65
31-Jan-97    $127,449.31    $122,020.93    $118,905.04    30-Sep-99    $208,064.19    $219,570.41    $202,182.78
28-Feb-97    $128,163.03    $121,191.19    $119,832.50    31-Oct-99    $213,889.98    $236,147.97    $214,980.95
31-Mar-97    $123,382.55    $114,634.74    $114,907.38    30-Nov-99    $216,627.78    $248,899.96    $219,345.06
30-Apr-97    $131,920.62    $122,246.49    $121,767.35     Dec 1999    $239,005.42    $274,785.56    $232,264.49
31-May-97    $139,849.05    $131,072.69    $129,182.98     Jan 2000    $226,362.04    $261,898.11    $220,604.81
30-Jun-97    $144,631.89    $136,315.60    $134,970.38     Feb 2000    $237,068.96    $274,704.93    $216,435.38
31-Jul-97    $160,281.06    $148,365.89    $145,714.02     Mar 2000    $265,019.39    $294,373.81    $237,602.76
31-Aug-97    $154,382.71    $139,686.49    $137,554.04     Apr 2000    $264,197.83    $280,361.61    $230,450.91
30-Sep-96    $164,510.22    $146,559.07    $145,092.00     May 2000    $254,475.35    $266,231.39    $225,726.67
31-Oct-97    $153,553.84    $141,136.38    $140,245.93     Jun 2000    $260,862.68    $286,411.73    $231,279.55
30-Nov-97    $159,189.26    $147,134.68    $146,739.31     Jul 2000    $245,993.51    $274,468.36    $227,671.59
31-Dec-97    $156,674.07    $148,782.58    $149,263.23     Aug 2000    $281,588.77    $299,307.74    $241,809.99
31-Jan-98    $160,982.61    $153,231.18    $150,920.05     Sep 2000    $244,334.58    $270,993.23    $229,042.42
28-Feb-98    $175,310.06    $164,754.17    $161,801.39     Oct 2000    $241,402.56    $258,175.25    $228,080.45
31-Mar-98    $180,586.90    $171,327.86    $170,085.62     Nov 2000    $208,040.73    $220,120.22    $210,107.71
30-Apr-98    $181,237.01    $173,692.18    $171,803.48       Dec 00    $201,445.84    $213,164.42    $211,137.23
31-May-98    $178,445.96    $168,759.33    $168,848.46       Jan 01    $204,568.25    $227,894.08    $218,632.61
30-Jun-98    $188,885.05    $179,087.40    $175,703.71       Feb 01    $186,484.41    $189,197.67    $198,693.31
31-Jul-98    $182,368.51    $177,905.42    $173,823.68     Mar 2001    $175,183.46    $168,612.96    $186,096.16
31-Aug-98    $151,128.79    $151,201.82    $148,688.78     Apr 2001    $188,059.44    $189,942.50    $200,555.83
30-Sep-98    $159,093.27    $162,814.12    $158,219.73     May 2001    $188,924.52    $187,150.35    $201,899.55
31-Oct-98    $169,322.97    $175,904.37    $171,082.99     Jun 2001    $184,749.28    $182,808.46    $196,993.39
30-Nov-98    $184,832.96    $189,290.69    $181,450.62     Jul 2001    $183,178.92    $178,238.25    $195,062.86
31-Dec-98    $196,958.00    $206,364.71    $191,902.17     Aug 2001    $172,737.72    $163,658.36    $182,851.92
31-Jan-99    $205,013.58    $218,478.32    $199,923.69     Sep 2001    $159,177.81    $147,325.25    $168,095.77
28-Feb-99    $193,614.83    $208,493.86    $193,706.06     Oct 2001    $161,613.23    $155,059.83    $171,306.40

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001
                                                       % of Fund Assets
 General Electric Company                                     3.61
 Microsoft Corporation                                        3.25
 Pfizer Inc.                                                  2.82
 Johnson & Johnson                                            2.72
 Citigroup Inc.                                               2.27
 Exxon Mobil Corporation                                      2.11
 Intel Corporation                                            1.91
 SBC Communications, Inc.                                     1.67
 Wal-Mart Stores, Inc.                                        1.60
 Verizon Communications                                       1.59
 Total                                                       23.55

SECTOR DIVERSIFICATION, October 31, 2001

                                     % of Fund Holdings
                                             S&P
                                Portfolio    500      Difference
 Technology                       13.8      16.1        -2.3
 Health Care                      15.2      15.1         0.1
 Consumer Disc.                   10.7      12.1        -1.4
 Consumer Staples                  9.3       8.0         1.3
 Integrated Oils                   5.7       5.7         0.0
 Other Energy                      1.7       1.9        -0.2
 Materials & Process.              3.7       2.9         0.8
 Producer Durables                 3.6       2.8         0.8
 Autos & Transport.                1.7       1.7         0.0
 Financial Services               18.9      18.9         0.0
 Utilities                         9.5       8.9         0.6
 Other                             6.2       6.0         0.2

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund's benchmark index is the Standard & Poors 500 Index(C), an index of common stocks frequently used as a general measure of stock market performance. Prior to December 18, 2000, when the Fund changed its investment objective, strategies and policies, the Fund's benchmark was the Russell 1000 Growth Index, an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation that tend to exhibit higher price-to book ratios and forecasted growth values than securities in the value universe. The performance returns shown in the chart above would not necessarily have been achieved had the Fund's current objectives, strategies and policies been in effect for the periods for which performance results are presented. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in either Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX GROWTH FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Enhanced Index Growth Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Growth Index, while maintaining risk characteristics similar to those of the benchmark.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     December 19, 2000

BENCHMARK:
     Russel1 1000 Growth

TOTAL ASSETS: $19.2 million

TICKER SYMBOL: DEIGX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941831

PORTFOLIO MANAGERS
David L. Babson & Company
Inc.'s Quantitative Investment
Team

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.24%.
--------------------------------------------------------------------------------

FUND PERFORMANCE/
PORTFOLIO HIGHLIGHTS

The DLB Enhanced Index Growth Fund has enjoyed strong relative performance versus its benchmark, the Russell 1000 Growth Index, since the Fund's inception on December 19, 2000, posting returns of -23.40% and -28.38% respectively. For the six-month period ended October 31, 2001, the Fund returned -17.28% versus a benchmark return of-18.37%.

MARKET HIGHLIGHTS

The US economy is in its first economic recession in 10 years. The combination of massive over investment and a high level of debt at the consumer level finally choked off an economic expansion that started when George Bush senior was President. The Federal Reserve, (the "Fed") has been cognizant of the slowing economy and has lowered interest rates from 6.5% at the beginning of the year to 2% as of the date of this report. This unprecedented level of monetary stimulus in such a short period of time illustrates the Fed's concern about the well-being of the US economy. The economy is reeling from a convergence of several negative influences; a bear market in stocks at a time when more Americans than ever have a greater portion of their wealth exposed to the market in 401Ks, mutual funds and participation in other investment programs; five years of investment spending which have led to overcapacity in the US; a loan-to-value ratio of the US housing stock at its lowest levels in several decades, indicating that the consumer is highly leveraged; and a war on terrorism, the scope of which is, as yet, unknown.

OUTLOOK

The Fed's monetary stimulus is adding liquidity to a system that has been overspending and over investing for five years. Companies have no appetite for new projects or new investments and the consumer does not have the pent up demand usually associated with the beginning of a recovery. The money now flowing into the system is looking for a home, which, for now, appears to be financial assets. Evidence of this behavior can be seen in the bond market where long-term Treasury bonds have rallied substantially when the Fed lowered the short-term rate to 2%, below the prevailing level of inflation. In a zero rate environment it is more profitable for lenders simply to buy financial assets than to lend. This presents a problem for the Fed, they do not want to inflate an asset price bubble, but the economy needs life-support. The Fed's only course is to keep pumping money into the system and hope that some of it lifts the real economy. How will it end? This is the key question, but for now we are moving from a defensive posture to a more neutral posture in anticipation of an environment where financial asset prices rise.

TOTAL RETURNS (%)
FOR THE PERIOD ENDED 10/31/01

                         6 MONTHS               SINCE
                          5/1/01-             INCEPTION
                         10/31/01              12/19/00
--------------------------------------------------------------------------------
DLB ENHANCED             -17.28                -23.40
INDEX GROWTH
RUSSELL 1000             -18.37                -28.38
GROWTH INDEX


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 12/19/00

                                 DLB Enhanced          Russell 1000
                                 Index Growth          Growth Index
                                 ------------          ------------
                                   $100,000              $100,000
 Dec 00                            $103,900               $96,840
 Jan 01                            $110,300              $103,532
 Feb 01                             $91,902               $85,952
 Mar 01                             $82,501               $76,600
 Apr 01                             $92,599               $86,290
 May 01                             $91,302               $85,022
 Jun 2001                           $89,504               $83,049
 Jul 2001                           $87,006               $80,973
 Aug 2001                           $80,707               $74,350
 Sep 2001                           $73,209               $66,929
 Oct 2001                           $76,606               $70,443
 Nov 2001                           $83,309               $77,213

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001
                                                       % of Fund Assets
 General Electric Company                                     7.55
 Pfizer Inc.                                                  5.33
 Microsoft Corporation                                        5.12
 Intel Corporation                                            3.36
 Johnson & Johnson                                            2.83
 Wal-Mart Stores, Inc.                                        2.79
 Int'1 Business Machines Corporation                          2.70
 AOL Time Warner, Inc.                                        2.61
 American International Group, Inc.                           2.58
 Cisco Systems, Inc.                                          2.43
 Total                                                       37.30

SECTOR DIVERSIFICATION, October 31, 2001

                                        % of Fund Assets
                                            Russell
                             Portfolio        1000         Difference
                                             Growth
 Technology                     24.1         26.0             -2.0
 Health Care                    27.4         26.7              0.7
 Consumer Disc.                 13.7         13.9             -0.2
 Consumer Staples                7.6          7.7              0.0
 Integrated Oils                 0.1          0.1              0.0
 Other Energy                    2.7          2.3              0.4
 Materials & Process.            0.7          0.5              0.2
 Producer Durables               2.3          2.1              0.2
 Autos & Transport.              0.6          0.6             -0.1
 Financial Services             10.0          9.9              0.1
 Utilities                       2.7          2.4              0.2
 Other                           8.1          7.8              0.3

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund's benchmark index is the Russell 1000 Growth Index, an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX VALUE FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Enhanced Index Value Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     December 19, 2000

BENCHMARK:
     Russell 1000 Value

TOTAL ASSETS: $23.0 million

TICKER SYMBOL: DENVX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941849

PORTFOLIO MANAGERS
David L. Babson & Company
Inc.'s Quantitative Investment
Team

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.16%.
--------------------------------------------------------------------------------

FUND PERFORMANCE/
PORTFOLIO HIGHLIGHTS

The DLB Enhanced Index Value Fund has enjoyed strong relative performance versus its benchmark, the Russell 1000 Value Index, since the Fund's inception on December 19, 2000, posting returns of-8.20% and-9.84%, respectively. For the six-month period ended October 31, 2001, the Fund returned -10.44% versus a benchmark return of -11.74%.

MARKET HIGHLIGHTS

The US economy is in its first economic recession in 10 years. The combination of massive over investment and a high level of debt at the consumer level finally choked off an economic expansion that started when George Bush senior was President. The Federal Reserve (the "Fed") has been cognizant of the slowing economy and has lowered interest rates from 6.5% at the beginning of the year to 2% as of the date of this report. This unprecedented level of monetary stimulus in such a short period of time illustrates the Fed's concern about the well being of the US economy. The economy is reeling from a convergence of several negative influences; a bear market in stocks at a time when more Americans than ever have a greater portion of their wealth exposed to the market in 401Ks, mutual funds and participation in other investment programs; five years of investment spending which have led to overcapacity in the US; a loan-to-value ratio of the US housing stock at its lowest levels in several decades, indicating that the consumer is highly leveraged; and a war on terrorism, the scope of which is, as yet, unknown.

OUTLOOK

The Fed's monetary stimulus is adding liquidity to a system that has been overspending and over investing for five years. Companies have no appetite for new projects or new investments and the consumer does not have the pent up demand usually associated with the beginning of a recovery. The money now flowing into the system is looking for a home, which, for now, appears to be financial assets. Evidence of this behavior can be seen in the bond market where long-term Treasury bonds have rallied substantially when the Fed lowered the short-term rate to 2%, below the prevailing level of inflation. In a zero rate environment it is more profitable for lenders simply to buy financial assets than to lend. This presents a problem for the Fed, they do not want to inflate an asset price bubble, but the economy needs life-support. The Fed's only course is to keep pumping money into the system and hope that some of it lifts the real economy. How will it end? This is the key question, but for now we are moving from a defensive posture to a more neutral posture in anticipation of an environment where financial asset prices rise.

TOTAL RETURNS (%)
FOR THE PERIOD ENDED 10/31/01

                             6 MONTHS            SINCE
                              5/1/01-          INCEPTION
                             10/31/01           12/19/00
--------------------------------------------------------------------------------
DLB Enhanced                  -10.44              -8.20
Index Value
Russell 1000 Value            -11.74              -9.84
Index


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 12/19/00

                              DLB Enhanced        Russell 1000
                               Index Value         Value Index
                               -----------         -----------
                                $100,000            $100,000
 Dec 00                         $105,100            $105,010
 Jan 01                         $103,996            $105,409
 Feb 01                         $101,199            $102,479
 Mar 01                          $97,900             $98,861
 Apr 01                         $102,501            $103,705
 May 01                         $104,705            $106,039
 Jun 2001                       $102,307            $103,685
 Jul 2001                       $102,512            $103,467
 Aug 2001                        $98,514             $99,318
 Sep 2001                        $92,209             $92,326
 Oct 2001                        $91,812             $91,532
 Nov 2001                        $96,917             $96,850

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001
                                             % of Fund Assets

 Exxon Mobil Corporation                           4.83
 Citigroup Inc.                                    4.03
 Verizon Communications                            2.69
 Bank of America Corporation                       2.60
 SBC Communications, Inc.                          2.32
 Chevron Texaco Corporation                        1.71
 Procter & Gamble Company                          1.54
 Bell South Corporation                            1.48
 Federal National Mortgage Association             1.45
 Philip Morris Companies, Inc.                     1.20
 Total                                            23.85

SECTOR DIVERSIFICATION, October 31, 2001

                                       % of Fund Holdings
                                            Russell
                                Portfolio     1000     Difference
                                             Value
 Technology                        5.0        6.0         -1.0
 Health Care                       5.4        5.8         -0.4
 Consumer Disc.                   10.6       10.1          0.5
 Consumer Staples                  7.4        6.7          0.6
 Integrated Oils                   8.2        8.9         -0.7
 Other Energy                      2.7        1.6          1.0
 Materials & Process.              5.7        5.2          0.5
 Producer Durables                 4.4        3.6          0.8
 Autos & Transport.                3.3        3.2          0.2
 Financial Services               29.3       30.8         -1.5
 Utilities                        15.6       15.9         -0.3
 Other                             2.2        2.2          0.1

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund's benchmark index is the Russell 1000 Value Index, an unmanaged index consisting of those Russell 1000 securities with lower price-to-book and forecasted growth ratios than securities in the growth universe. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB TECHNOLOGY FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DUB Technology Fund seeks long-term growth of capital.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     September 5, 2000

BENCHMARK: NASDAQ 100

MANAGER TENURE:
     Since Inception

TOTAL ASSETS:
     $10.2 million

TICKER SYMBOL: DLBTX

NET EXPENSE RATIO*: 1.30%

CUSIP #: 232941856

PORTFOLIO MANAGERS
David L. Babson & Company
Inc.'s Team of Investment
Professionals

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.89%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The DLB Technology Fund had positive relative performance versus its benchmark, the NASDAQ 100 Index, for the one-year period ended October 31, 2001, returning -54.67% and -58.40%, respectively. For the six-month period ended October 31, 2001, the Fund under performed its benchmark, returning -32.09% and -26.40%, respectively.

MARKET HIGHLIGHTS

A considerable technology sell-off in September, driven by the events in New York and Washington, followed considerable pressure on technology stocks in the summer as recovery continued to appear illusive.

Volatility reached new heights for the NASDAQ during 2001. Frequent double digit monetary percentage changes have been experienced over the past 12 months. Money appears to be returning to the NASDAQ with each Federal Reserve rate cut. Rate cuts typically have driven higher valuations on a discounted cash flow basis, and add conviction to the possibility of improved fundamentals.

PORTFOLIO HIGHLIGHTS

The portfolio's strategy continues to be driven by consistent focus on stocks that benefit from the return to centralized computing. Computing is increasingly networked to the global Internet infrastructure byway of servers and handheld devices. High quality software and services stocks remain overweight, as the market once again focuses on fundamentals, cash flows and relative valuations. As a result, the portfolio is also overweight in the semiconductor segment in anticipation of signs of improving demand, which is typically manifested early in an up-cycle.

OUTLOOK

We expect signs of demand stabilization to continue throughout the remainder of 2001, and price-to-sales and price-to-equity multiple compression to recover going forward. Continued Federal Reserve easing should raise the specter of increased information technology spending by corporations because capital budgets should be reset higher based on lower discount rate assumptions. Fiscal stimulus efforts, if passed by the Federal government, should have a positive impact on stocks.

We also expect a broad return to stock selection based on fundamentals such as cash flow, profitability and earnings growth, balanced by relative valuations. Technology stocks, in general, should recover once 2002 earnings estimates become more grounded and 2003 estimates are initiated. We believe 2003 estimates will reflect more normalized earnings as fundamentals begin to improve.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                                    ANNUALIZED
                                                      SINCE
                            6 MONTHS     1 YEAR     INCEPTION
                             5/1/01-     11/1/00-     9/5/00
                            10/31/01    10/31/01     10/31/01
--------------------------------------------------------------------------------
DLB Technology               -32.09      -54.67       -54.33
NASDAQ 100                   -26.40      -58.40       -60.51
Index

GROWTH OF A $50,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 9/5/00

                         DLB Technology                 NASDAQ 100 INDEX
                         --------------                 ----------------
                           $50,000.00                      $50,000.00
  Sep 00                   $47,950.00                      $43,550.00
  Oct 00                   $44,200.31                      $40,035.52
  Nov 00                   $33,950.26                      $30,575.12
  Dec 00                   $32,310.46                      $28,563.28
  Jan 01                   $38,924.41                      $31,630.98
  Feb 01                   $28,804.06                      $23,280.40
  Mar 01                   $24,397.04                      $19,192.36
Apr 2001                   $29,505.78                      $22,631.63
May 2001                   $27,953.78                      $21,957.21
Jun 2001                   $27,802.83                      $22,334.87
Jul 2001                   $26,048.47                      $20,548.08
Aug 2001                   $22,391.27                      $17,938.48
Sep 2001                   $16,430.71                      $14,261.09
Oct 2001                   $20,037.25                      $16,659.80

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001
                                                    % of Fund Assets
 Microsoft Corporation                                      6.71
 Symantec Corporation                                       6.19
 Oracle Corporation                                         6.02
 Chordiant Software                                         5.25
 Cisco Systems                                              4.83
 Qualcomm                                                   3.84
 Acsential Software                                         3.82
 Analog Devices, Inc.                                       3.31
 Sun Microsystems, Inc.                                     3.06
 Nokia                                                      2.31
 Total                                                     45.34

SECTOR DIVERSIFICATION, October 31, 2001

                                      % of Fund Holdings
                                             NASDAQ
                              Portfolio        100       Difference
 Computer/Software              36.9          27.7            9.2
 Comm. Equipment                 9.8           8.3            1.5
 Semi Conductors                23.2          16.6            6.6
 Computer Hardware               4.3           5.0           -0.7
 Networking                      6.0           5.5            0.5
 Semiconductor Equip.            3.9           3.0            0.9
 Peripherals                     2.6           1.5            1.1
 Contract Manufact.              3.5           1.8            1.8
 Telecom Services                1.5           4.6           -3.1

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in the technology industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors to a greater extent than investments in a broader range of industries, and may result in greater fund losses and volatility.

The Fund's benchmark index is the NASDAQ 100 Index, composed of the largest and most active non-financial domestic and international issues listed on the NASDAQ Stock Market, based on market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Small Capitalization Value Fund seeks long-term capital appreciation primarily through investment in small to medium sized companies.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     December 19, 2000

BENCHMARK:
     Russell 2000 Value

MANAGER TENURE:
     Since Inception

TOTAL ASSETS: $59.3 million

TICKER SYMBOL: DSMVX

NET EXPENSE RATIO*: 0.85%

CUSIP #: 232941823

PORTFOLIO MANAGER
LANCE F. JAMES
Managing Director
Portfolio Manager

David L. Babson & Company
     Since 1986
Hewitt Associates - 2 years
EBF Associates of Boston - 1 year
Rockwell International - 5 years

Princeton University, A.B., 1976
Wharton School, M.B.A., 1978

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.99%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

Since its inception on December 19, 2000, the DLB Small Capitalization Value Fund returned -2.90% versus its benchmark, the Russell 2000 Value return of 6.67%. The portfolio bested the broader Russell 2000 Index which returned -5.50% for the same time period. During the six-month period ended October 31, 2001 the total return of the Fund was -7.70%. This performance trailed the Fund's benchmark, the Russell 2000 Value Index return of-5.11%, but again, was superior to the broader Russell 2000 Index which fell -11.13% over the same period.

MARKET HIGHLIGHTS

Over the past year, style trends have driven capital flows to value strategies versus those of growth, as projected equity growth rates have come back to earth. Additionally, small capitalization stocks have been favored relative to larger capitalization stocks. Small capitalization stocks continue to outperform larger capitalization stocks with "micro cap" and "deep value" sub sectors showing the best performance for the one year period ended October 31, 2001. In addition, the Federal Reserve, (the "Fed") short-term interest rate cuts have not had a dramatically positive effect on the market, but could provide the backdrop for future strength.

The decline in valuations over the past six months was broad-based between large and small cap stocks, although the decline was generally steeper for large companies. The S&P 500, a proxy for large cap stocks, fell -14.6% for the period compared to the -11.1% return of the Russell 2000 small cap benchmark. Value strategies generally provided better performance than growth approaches across all capitalization ranges.

PORTFOLIO HIGHLIGHTS

Two large holdings in the Fund received buyout offers during 2001. True North Communications, an advertising agency holding company, and Newport News Shipbuilding, a builder of nuclear-powered aircraft carriers and submarines, both received attractive offers from larger companies and were liquidated from the portfolio. Poor performers in the portfolio for the twelve month period ended October 31, 2001 include: Interface, Inc., EGL Inc., Zygo Corp., Polymedica Corp., and Penton Media Inc.

The Fund remains in a significantly overweighted position relative to the Russell 2000 and Russell 2000 Value indices in the economically-sensitive consumer discretionary and producer durables sectors. We believe that this positioning should boost overall portfolio returns as the economy recovers from the current slowdown.

OUTLOOK

The economy looked as if it might be bottoming in August before the terrorist attacks of September. Additional costs and inefficiencies have been added to our system of transporting goods and people, up until now the most efficient system in the world and a major American competitive advantage. The uncertainty of possible future terrorist attacks and their impact also must be taken into consideration.

In contrast, there are numerous positive indicators for investors looking for a resurgence in economic growth. Overall business inventory levels are in extremely good shape. Mortgage refinancings are at record levels, putting additional dollars into the hands of consumers. Monetary policy is accommodative and inflation is quite low.

It is also important for investors to remember that post-war recessions have been relatively brief (two or three quarters at most) and equity

TOTAL RETURNS (%)
FOR THE PERIOD ENDED 10/31/01

                                 6 MONTHS         SINCE
                                  5/1/01        INCEPTION
                                 10/31/01        12/19/00
--------------------------------------------------------------------------------
DLB Small Cap Value               -7.70           -2.90
Russell 2000 Value                -5.11            6.67
Index
Russell 2000 Index               -11.13           -5.50


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 12/19/00

                   DLB Small        Russell 2000         Russell 2000
                   Cap Value         Value Index            Index
                   ---------         -----------            -----
                   $100,000            $100,000            $100,000
 Dec 00            $102,900            $110,740            $108,590
 Jan 01            $105,102            $113,796            $114,248
 Feb 01            $102,506            $113,637            $106,753
 Mar 01             $98,908            $111,819            $101,533
 Apr 01            $105,209            $116,996            $109,473
 May 01            $107,513            $120,003            $112,166
 Jun 2001          $109,910            $124,827            $116,035
 Jul 2001          $108,305            $122,031            $109,758
 Aug 2001          $101,807            $121,604            $106,213
 Sep 2001           $94,202            $108,179             $91,916
 Oct 2001           $97,104            $111,002             $97,293
 Nov 2001          $101,308            $118,983            $104,824

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001
                                                 % of Fund Assets
 BJ's Wholesale Club, Inc.                              4.82
 Commerce Bancorp, Inc.                                 4.41
 Advo, Inc.                                             3.95
 Respironics Inc.                                       3.54
 SL Green Realty Corporation                            3.37
 Golden State Bancorp, Inc.                             3.21
 Herman Miller, Inc.                                    3.17
 La-Z-Boy, Inc.                                         3.16
 Commscope Inc.                                         2.90
 Cuno, Inc.                                             2.86
 Total                                                 35.39


SECTOR DIVERSIFICATION, October 31, 2001

                                      % of Fund Assets
                                          Russell
                             Portfolio      2000       Difference
 Technology                      5.6        13.4          -7.7
 Health Care                     7.1        13.4          -6.4
 Consumer Disc.                 25.6        17.2           8.4
 Consumer Staples                0.0         3.3          -3.3
 Integrated Oils                 0.0         0.0           0.0
 Other Energy                    4.1         3.3           0.9
 Materials & Process.            7.7         8.5          -0.8
 Producer Durables              14.0         8.6           5.4
 Autos & Transport.              1.2         3.4          -2.2
 Financial Services             26.0        22.6           3.4
 Utilities                       5.8         5.5           0.3
 Other                           2.8         0.9           1.9

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

investments made in the midst of the recessions have usually produced very attractive returns just one year later and beyond. A recent study by Goldman Sachs shows that for seven of the eight recessions since 1949, returns for both large and small cap stocks have been strongly positive in the one-year period following the first quarter of recession. In six of those eight periods, small caps beat the S&P 500 performance.

Small company stocks remain quite attractively valued compared to larger companies and we believe they are well positioned to extend their current cycle of superior investment performance as the economy recovers.

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Fund's benchmark index is the Russell 2000 Value Index, an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to book and forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Small Company Opportunities Fund seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's investment manager to be realistically valued.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE: July 20, 1998

BENCHMARK: Russell 2000

MANAGER TENURE:
Paul Szczygiel:
     Since Inception
Robert Baumbach:
     Since November 1999

TOTAL ASSETS: $221.0 million

TICKER SYMBOL: DLBMX

TOTAL EXPENSE RATIO: 1.19%

CUSIP #: 232941807

PORTFOLIO MANAGERS
PAUL SZCZYGIEL, CFA
Managing Director
Portfolio Manager
David L. Babson & Company
     Since 1994
Bear Stearns
     8 years-Associate Director
Standard & Poor's
     2 years-Analyst
Clark University, B.A., 1982
Clark University, M.B.A., 1984

ROBERT BAUMBACH, CFA
Managing Director
Portfolio Manager
David L. Babson & Company
     Since 1999
Putnam Investments
     5 years - Sr. Vice President
Keystone Custodian Funds
     4 years - Vice President
Standard & Poor's
     5 years - Sr. Analyst
Towson State University,
     B.A., 1982
University of Baltimore,
     M.S., 1985

--------------------------------------------------------------------------------

FUND PERFORMANCE

The DLB Small Company Opportunities Fund enjoyed strong performance, returning 23.02% versus a decline of 12.70% for its benchmark, the Russell 2000 Index, for the one-year period ended October 31, 2001. The Fund appreciated 3.11%, well ahead of the benchmark, which declined by 11.13% during the six-month period ended October 31, 2001.

MARKET HIGHLIGHTS

Near term style trends have driven strong flows to value strategies versus those of growth, as projected equity growth rates have come back to earth. As a result, slow economic growth (evidenced by drops in consumer confidence and industrial production) has promoted consumer spending stability, while businesses have postponed purchases of capital goods and inventories seem to have hit bottom.

Small capitalization stocks continue to outperform larger capitalization stocks with "micro-cap" and "deep value" sub-sectors showing the best performance for the one year period ended October 31, 2001. In addition, Federal Reserve short-term interest rate cuts have not had a dramatically positive effect on market, but could provide the backdrop for future strength.

PORTFOLIO HIGHLIGHTS

The Fund continues to rely strongly on bottom-up stock selection. Market sentiment as it relates to sector bets plays no role in the process and sectors are established through the population of security level purchases. The Fund has tended to be somewhat insulated from broad style shifts or market trends, and will endeavor to continue to be constructed this way going forward. Our strategy has always avoided heavy cyclicals, and tends to payoff especially when the overall stock market is down. Risk control continues to be a very important element of our process on a long-term basis, and is monitored both at the sector and stock level.

Key positions were added to the Fund in the last twelve months including: ABM Industries Inc., Aftermarket Technologies, Arbitron Inc., Black Box Corp., Coherent Inc., Corvel Corp., Eaton Vance Corp., Elcor Corp., Factset Research, Joy Global Inc., MTR Gaming, Pharmaceutical Resources, Proquest, RPM, Inc., Rogers Corp., Technitrol, Inc., and Tetratech, Inc.

Positions that were liquidated in the past twelve months include: Bacou USA Inc, Balchem Corp., BTU International Inc., Circor International Inc., Gulfmark Offshaore, Hall Kinion Associates, ICU Medical, OSCA Inc., Stone Energy, and Shuffle Master.

In August, the Fund expanded its investment universe to include investing in larger small cap companies.

OUTLOOK

Going forward, there is tremendous risk in the stock market. Most indices have bounced off the bottom dramatically. As a result, valuations are closer to the high end of their ranges. Simultaneously, we are at an

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                             ANNUALIZED SINCE
                     6 MONTHS      1 YEAR       INCEPTION
                      5/1/01-     11/1/00-      7/20/98-
                     10/31/01     10/31/01      10/31/01
--------------------------------------------------------------------------------
DLB Small              3.11        23.02          14.94
Company Opps.
Russell 2000         -11.13       -12.70          -0.97
Index
Russell 2000          -5.11         8.75           2.42
Value Index

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 7/20/98

            Small Company   Russell 2000   Russell 2000               Small Company   Russell 2000   Russell 2000
            Opportunities      Index       Value Index                Opportunities      Index       Value Index
            -------------      -----       -----------                -------------      -----       -----------
             $100,000.00    $100,000.00    $100,000.00     Mar 2000    $118,223.75    $119,233.14     $90,948.08
   Jul-98     $95,100.00     $90,860.00     $91,496.51     Apr 2000    $115,681.94    $112,055.30     $91,484.68
31-Aug-98     $74,301.63     $73,214.99     $77,167.40     May 2000    $114,154.94    $105,522.48     $90,084.96
30-Sep-98     $77,704.64     $78,947.72     $81,525.30     Jun 2000    $126,449.42    $114,724.04     $92,715.44
31-Oct-98     $80,401.00     $82,168.79     $83,946.03     Jul 2000    $126,044.79    $111,029.93     $95,802.87
30-Nov-98     $82,097.46     $86,474.43     $86,218.26     Aug 2000    $131,842.85    $119,501.51    $100,085.25
31-Dec-98     $86,095.60     $91,827.20     $88,921.80     Sep 2000    $133,873.23    $115,988.17     $99,514.77
31-Jan-99     $83,598.83     $93,048.50     $86,903.46     Oct 2000    $129,294.76    $110,815.09     $99,156.51
28-Feb-99     $78,699.94     $85,511.57     $80,970.14     Nov 2000    $124,006.61     $99,434.38     $97,133.72
31-Mar-99     $77,401.39     $86,845.55     $80,302.14       Dec 00    $133,852.73    $107,975.80    $107,565.88
30-Apr-99     $82,602.76     $94,626.92     $87,632.84       Jan 01    $140,585.52    $113,601.34    $110,534.70
31-May-99     $87,104.61     $96,008.47     $90,326.39       Feb 01    $137,169.29    $106,149.09    $110,379.95
30-Jun-99     $94,107.83    $100,348.05     $93,596.98     Mar 2001    $138,417.54    $100,958.40    $108,613.87
31-Jul-99     $94,710.12     $97,598.51     $91,375.66     Apr 2001    $154,266.34    $108,853.34    $113,642.70
31-Aug-99     $92,408.66     $93,987.37     $88,035.53     May 2001    $163,044.10    $111,531.14    $116,563.31
30-Sep-99     $92,011.30     $94,006.17     $86,275.44     Jun 2001    $168,408.25    $115,378.96    $121,249.16
31-Oct-99     $88,606.88     $94,391.59     $84,549.16     Jul 2001    $166,235.78    $109,136.96    $118,533.18
30-Nov-99     $94,003.04    $100,026.77     $84,987.33     Aug 2001    $163,609.26    $105,611.84    $118,118.31
 Dec 1999     $97,988.77    $111,349.80     $87,596.44     Sep 2001    $152,549.27     $91,396.48    $105,078.05
 Jan 2000    $100,732.46    $109,557.07     $85,310.17     Oct 2001    $159,047.87     $96,743.18    $107,820.59
 Feb 2000    $108,055.71    $127,644.94     $90,522.63

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001

                                                       % of Fund Assets
 RPM, Inc.                                                   3.09
 Tetra Tech, Inc.                                            2.42
 ProQuest Company                                            2.16
 EDO Corporation                                             1.98
 LSI Industries, Inc.                                        1.95
 AftermarketTechnology Corporation                           1.94
 Technitrol, Inc.                                            1.91
 Saga Communications, Inc.                                   1.77
 Rogers Corporation                                          1.76
 Mid-Atlantic Realty Trust REIT                              1.70
 Total                                                      20.68

SECTOR DIVERSIFICATION, October 31, 2001

                                     % of Fund Holdings
                                           Russell
                                Portfolio    2000      Difference
 Technology                        16.0      13.4         2.7
 Health Care                        6.8      13.4        -6.6
 Consumer Disc.                    16.9      17.2        -0.3
 Consumer Staples                   2.0       3.3        -1.2
 Integrated Oils                    0.0       0.0         0.0
 Other Energy                       2.7       3.3        -0.6
 Materials & Process.              12.9       8.5         4.4
 Producer Durables                 14.0       8.6         5.4
 Autos &Transport.                  4.6       3.4         1.2
 Financial Services                20.8      22.6        -1.8
 Utilities                          2.6       5.5        -2.9
 Other                              0.6       0.9        -0.3

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

inflection point in the economy. Will the recent economic weakness lead to severe recession or a quick recovery? The former will likely lead to more stock market losses over the next year, while the latter will likely leave us with positive returns. In either case, portfolio efforts are currently dedicated to finding well-positioned companies with strong management that can outperform the average company in any environment. The last six months have proven the benefits of this strategy with regard to diversification and additional performance.

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns maybe more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Fund's benchmark index is the Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to book and forecasted growth values. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB STEWART IVORY INTERNATIONAL FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Stewart Ivory International Fund seeks long-term capital growth through investment primarily in equity securities of foreign stocks. Income is an incidental consideration.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     November 2, 1999

BENCHMARK: MSCI EAFE Index

MANAGER TENURE:
     Since Inception

TOTAL ASSETS: $35.7 million

TICKER SYMBOL: DLSIIX

NET EXPENSE RATIO*: 1.00%

CUSIP #: 232941880

PORTFOLIO MANAGER
JAMES W. BURNS
Managing Director, Head of
Continental Europe Team

First State Investments
     (and Stewart Ivory & Co. Ltd.
     prior to its acquisition by
     Colonial First State) -
     Since 1990
BWD Rensburg - 8 years
University of Durham, B.A.

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.29%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The DLB Stewart Ivory International Fund returned a negative 33.64% for the year ended October 31, 2001, compared with a negative 24.68% for its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index). The same held true for the Fund during the six-months ended October 31, 2001. During this six-month period, the Fund declined 22.82% versus the benchmark decline of 18.25%.

MARKET HIGHLIGHTS

World markets continued to be volatile through the past six-months of the fiscal year under review. Further cuts in interest rates were negated by poor economic data and a steady stream of corporate profit warnings. A muted rally in April met selling pressure and fizzled out. The September terrorist attacks saw a sharp sell-off in equities worldwide but by the end of the month stocks rallied and October brought strong buying support with growth stocks leading the way. Plentiful liquidity and falling interest rates fuelled the rise.

PORTFOLIO HIGHLIGHTS

Sales during the period were mainly of technology, media and telecommunications, notably Energis, VNU and Spirent, which no longer feature in the portfolio. However, we added to holdings in two mobile phone businesses, Nokia and Vodafone. The holding in Vodafone was substantially increased and the stock is again the largest position in the portfolio. Another substantial change was the increase in pharmaceutical holdings, which we believe offer sound defensive growth in troubled times.

The portfolio also sold out of financial stocks such as Bank of Scotland (which merged during the year with Halifax) and Lloyds TSB, and opened new positions in Royal Bank of Scotland and Standard Chartered Bank. We believe both these banks have above average prospects in their particular geographic spheres. During the second half of the year we reduced the Fund's exposure to Japan, where there has been virtually no progress towards the re-structuring required, and to Latin America.

Apart from new investment positions opened such as UK television company, Granada, and the leading German e-business software house, SAP, additions were made to a broad range of UK, European and AsiaPacific holdings.

Underperformance in the second half of the fiscal year was spread throughout the portfolio but a number of the newer holdings performed well including Royal Bank of Scotland, Essilor, the French lens-maker, and Porsche, the German luxury motor-car group. Colruyt, the Belgian discount retailer, and Luxottica, the Italian based spectacles producer, performed well among the longer standing holdings.

OUTLOOK

The immediate future for markets remains clouded by the horrific events of September 11th and the subsequent war on terrorism. On the economic front, signs of a recovery in global economic growth remain elusive. On the other hand, inflation is well in check and central banks have room for further interest rate cuts to spark life back into the economy. Historically, equity markets start moving higher some three or four months before a resumption of growth has been established. To that extent, the strong market recovery through October and into November may herald a positive

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01


                                              ANNUALIZED SINCE
                  6 MONTHS        1 YEAR         INCEPTION
                   5/1/01-       11/1/00-         11/2/99-
                  10/31/01       10/31/01         10/31/01
--------------------------------------------------------------------------------
DLB SI Int'l       -22.82         -33.64           -16.21

MSCI EAFE          -18.25         -24.68           -14.37
Index

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 11/2/99

                              DLB SI                  MSCI EAFE
                       International Fund               Index
                       ------------------               -----
                           $100,000.00               $100,000.00
Nov 1999                   $106,900.00               $103,500.00
Dec 1999                   $117,002.05               $112,804.65
Jan 2000                   $110,297.83               $105,652.84
Feb 2000                   $119,298.14               $108,516.03
Mar 2000                   $121,397.78               $112,748.15
Apr 2000                   $115,995.58               $106,840.15
May 2000                   $112,190.93               $104,254.62
Jun 2000                   $114,490.84               $108,351.82
Jul 2000                   $111,491.18               $103,833.55
Aug 2000                   $113,386.53               $104,757.67
Sep 2000                   $109,984.93                $99,676.92
Oct 2000                   $105,783.51                $97,344.48
Nov 2000                    $99,785.59                $93,713.53
  Dec 00                   $104,794.82                $97,068.48
  Jan 01                   $103,516.32                $97,019.95
  Feb 01                    $94,551.81                $89,753.15
Mar 2001                    $85,578.84                $83,811.49
Apr 2001                    $90,961.75                $89,686.68
May 2001                    $86,349.99                $86,592.49
Jun 2001                    $81,229.44                $83,085.49
Jul 2001                    $79,564.23                $81,581.64
Aug 2001                    $75,848.58                $79,533.95
Sep 2001                    $68,544.37                $71,493.06
Oct 2001                    $70,209.99                $73,323.29

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001

                                           % of Fund Assets

 Vodafone AirTouch PLC (UK)                      2.73
 Glaxo Smithkline PLC (UK)                       2.41
 Colruyt NV (Belgium)                            2.33
 Schering AG (Germany)                           2.31
 Total Fina Elf (France)                         2.17
 Novartis AG (Switzerland)                       2.10
 Dexia (Belgium)                                 2.08
 Muenchener Rueckversicherungs (Germany)         2.03
 ING Groep (Netherlands)                         2.02
 Royal Bank of Scotland Group PLC (UK)           1.99
 Total                                          22.17

TOP 10 COUNTRIES, October 31, 2001

                                         % of Fund Holdings
 United Kingdom                                 21.63
 Japan                                          17.31
 France                                         12.00
 Germany                                         8.05
 Switzerland                                     5.20
 Hong Kong                                       4.72
 Belgium                                         4.41
 Sweden                                          3.56
 Spain                                           2.91
 Italy                                           2.56
 Total                                          82.35

Note: Portfolio Holdings and Top 10 Countries are subject to change
--------------------------------------------------------------------------------

economic recovery in the first quarter of 2002. However, the economic bottoming-out process may be protracted, and though most markets have limited downside risk at current levels, equity share prices are unlikely to continue to rise at the recent rate.

Our approach will remain firmly rooted in stock selection, seeking companies that can grow their earnings faster than average over the medium to long term. However, the combination of low pricing power, falling inflation and slower topline revenue growth means corporate earnings will be under pressure for some months. In such a scenario assured earnings growth in single digits looks attractive. Currently the portfolio is fairly defensively positioned with strong positions in pharmaceuticals and other non-cyclical areas.

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns maybe more or less than those shown above.

Investments in securities of foreign issuers present special risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations.

The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), a broad-based index that is composed of approximately 1,000 stocks traded on 21 stock exchanges from around the world. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB STEWART IVORY EMERGING MARKETS FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Stewart Ivory Emerging Markets Fund seeks long-term growth of capital primarily through equity investments that will generally be concentrated in what the Fund's subadvisor considers to be the developing markets around the world.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     November 1, 1999

Benchmark: MSCI EMF Index

MANAGER TENURE:
     Since Inception

TOTAL ASSETS:
     $22.1 million

TICKER SYMBOL:
     DSIEX

NET EXPENSE RATIO*: 1.75%

CUSIP #: 232941872

PORTFOLIO MANAGER
ANGUS J. TULLOCH
Head of Pacific Basin/
Emerging Markets Team

First State Investments
     (and Stewart Ivory & Co. Ltd.
     prior to its acquisition by
     Colonial First State) -
     Since 1991
Cazenove & Co.-8 years

Cambridge University, B.A.

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 2.09%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The DLB Stewart Ivory Emerging Markets Fund returned -12.49% versus a return of -23.46% for the benchmark, the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) for the year ended October 31, 2001. During the six month period ended October 31, 2001, the Fund returned -12.32% versus the benchmark return of -17.47% for the same time period.

MARKET HIGHLIGHTS

Throughout the fiscal year under review, investors became progressively more risk averse as world economic growth slowed. Generally, world markets remained concentrated on value stocks while growth stocks were out of favor until rallying strongly in the month of October.

Emerging markets continued to be volatile for the six-months ended October 31, 2001. The encouragement of further falls in interest rates was cancelled out by the slowing world economy which resulted in falling demand from developed countries. Also, emerging markets continued to track the NASDAQ Index which was adversely affected by poor sentiment, especially in technology, media and telecommunications (TMT) and a stream of corporate profit warnings, primarily from, but not limited to, TMT related sectors.

A muted rally in January and another in April and May both met selling pressure and fizzled out. The September terrorist attacks on the USA saw a sharp sell-off in equities worldwide but by the end of the month stocks rallied and October brought strong buying support with growth stocks leading the way. Emerging European markets were relatively immune from the post-September 11th sell-off but emerging Asia and Latin America were hit hard before rallying. Additionally, through the second half of the year Latin America, particularly Brazil, was plagued by the increasingly perilous state of the Argentinean Government's finances.

PORTFOLIO HIGHLIGHTS

The AsiaPacific portion of the portfolio was steadily increased throughout the year, largely through the concentration on China and South Korea. In the second half of the year South Korea was the best performing emerging market.

Proceeds from sales of stock were primarily reinvested in core holdings in the portfolio but new positions were established in Ayala Land, the leading property group in the Philippines, and HDFC in India. Late in the year, we further reduced our underweighting in Taiwanese technology stocks at attractive price levels. Best performances in the second half of the year came from Golden Land (a Thai property group), IOI (property and plantations in Malaysia), OTP Bank in Hungary, and the diversified Sri Lankan company, John Keells. The worst performing stocks during the same period were mainly in the telecoms and technology sectors, including Audiocodes (telecoms in Israel), Sunplus Technology (integrated circuit design in Taiwan), Asia Satellite (commercial satellites in Hong Kong and China), Tele Norte Leste (telecoms in Brazil) and Shangri La Asia (hotels in Asia).

OUTLOOK

The immediate future for markets remains clouded by the horrific events of September 11th and the subsequent war on terrorism. Inflation is well in check and central banks have room for further interest rate cuts to spark life back into the economy. Historically, equity markets start moving higher some three or four months before a resumption of growth has been established. The

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                                         Annualized Since
                               6 Months      1 Year         Inception
                                5/1/01-     11/1/00-         11/1/99-
                               10/31/01     10/31/01         10/31/01
--------------------------------------------------------------------------------
DLB SI EM                       -12.32       -12.49           -6.59
MSCI EMF                        -17.47       -23.46          -16.45
Index

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 11/1/99

                          DLB SI Emerging                   MSCI EMF
                             Markets                          Index
                             -------                          -----
                           $100,000.00                     $100,000.00
30-Nov-99                  $108,100.00                     $108,970.00
 Dec 1999                  $122,596.21                     $122,830.98
 Jan 2000                  $122,792.36                     $123,567.97
 Feb 2000                  $124,290.43                     $125,199.07
 Mar 2000                  $124,588.73                     $125,812.54
 Apr 2000                  $116,091.78                     $113,885.51
 May 2000                  $111,390.06                     $109,182.04
 Jun 2000                  $121,292.64                     $113,025.25
 Jul 2000                  $116,792.68                     $107,215.75
 Aug 2000                  $118,194.19                     $107,741.11
 Sep 2000                  $107,391.24                      $98,335.31
 Oct 2000                   $99,691.29                      $91,206.00
 Nov 2000                   $91,995.12                      $83,234.60
   Dec 00                   $96,475.29                      $85,240.55
   Jan 01                  $106,634.13                      $96,978.17
   Feb 01                  $103,125.87                      $89,384.78
   Mar 01                   $93,896.10                      $80,607.20
 Apr 2001                   $99,501.70                      $84,589.19
 May 2001                  $102,655.91                      $85,595.80
 Jun 2001                  $103,703.00                      $83,841.09
 Jul 2001                   $98,445.25                      $78,542.33
 Aug 2001                   $95,176.87                      $77,764.76
 Sep 2001                   $82,451.72                      $65,726.78
 Oct 2001                   $87,242.17                      $69,808.41

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2001
                                                     % of Fund Assets

 China Resources Enterprises (China)                        8.08
 Elec. Generating Pub. Co. (Thailand)                       2.93
 S1 Corporation (South Korea)                               2.70
 Housing Dev. Finance Corp. (India)                         2.43
 Samsung Electronics (South Korea)                          2.24
 Reunert Ltd. (South Africa)                                2.17
 Telefonos de Mexico (Mexico)                               2.11
 Samsung Fire & Marine Ins. Co. (S. Korea)                  2.06
 Companhia Vale do Rio Doce ADR (Brazil)                    1.99
 Antofagasta PLC (Chile)                                    1.95
 Total                                                     28.66


TOP 10 COUNTRIES, October 31, 2001
                                                    % of Fund Holdings

 China                                                     17.56
 South Korea                                               16.66
 Mexico                                                    11.62
 Brazil                                                     7.71
 South Africa                                               7.58
 Taiwan                                                     5.74
 India                                                      4.53
 Thailand                                                   4.23
 Israel                                                     3.13
 Chile                                                      3.04
 Total                                                     81.80

Note: Portfolio Holdings and Top 10 Countries are subject to change
--------------------------------------------------------------------------------

strong market recovery through October and into November may herald a positive economic recovery in the first quarter of 2002. However, the economic bottoming-out process may be protracted, and market euphoria can dissipate quickly.

Our approach to emerging markets investment will remain firmly rooted in stock selection, seeking companies that can grow their earnings faster than average over the medium to long term. For the longer term, we expect the asset class will outperform developed markets but we recognize that risk aversion may remain for some time yet. Emerging markets, like other parts of the world, depend primarily on a thriving US economy. Consequently, the portfolio is fairly defensively positioned with holdings primarily dependent on domestic demand.

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in securities of foreign issuers present greater risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations. These risks are increased for funds that invest in emerging markets.

The Fund's benchmark index is the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index), a composite index measuring constituents that are open to non-domestic investors in 26 emerging markets around the world. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB FIXED INCOME FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The DLB Fixed Income Fund seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE: July 25, 1995

BENCHMARK:
     Lehman Brothers
     Aggregate Bond Index

MANAGER TENURE:
     October 21, 1999

TOTAL ASSETS: $27.3 million

TICKER SYMBOL: DLBFX

NET EXPENSE RATIO*: 0.55%

CUSIP #: 232941104

PORTFOLIO MANAGERS
MARY WILSON KIBBE
Managing Director
Director of Fixed Income

David L. Babson & Company
     Inc.-Since 1999
MassMutual Life Insurance
     Company-17 years
Merrimack College, B.A.

DAVID L. NAGLE, CFA
Managing Director
Portfolio Manager and Analyst

David L. Babson & Company
     Inc.-Since 1986

Lafayette College, A.B., 1985

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.97%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The DUB Fixed Income Fund produced a 13.33% return for the one-year period ended October 31, 2001 versus a 14.56% return for the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. For the six-month period ended October 31, 2001 the Fund returned 7.06% versus a 7.85% return for the benchmark.

MARKET HIGHLIGHTS

Corporate bond spreads retreated toward their historic wides during October as economic developments and record supply weighed on the market. The average corporate bond yielded nearly 200 basis points (bp) over U.S. Treasuries at month end. These levels have rarely been seen in the last 20 years. The critical question is, as always, what happens next? While the terrorist factor is an unprecedented bearish concern, we believe the weight of the evidence points to an improving economy and strong corporate bond performance in 2002. Favorable dynamics include: 1) record levels of monetary and fiscal stimulus 2) declining oil prices 3) low business inventories 4) record low mortgage rates and 5) declining interest rates around the globe. The stock markets, which usually turn up about 3 months before the economy does, may be pointing to an upturn as well.

PORTFOLIO HIGHLIGHTS

Recent investment activity in the Fund has centered around the corporate sector. Spread widening as a result of the September 11th disaster gave us a "second look" here in 2001 to add a number of new credits at very attractive spreads. The challenge, of course, is to choose companies carefully in light of the fundamentally weaker economic outlook which has become evident. Mortgage backed securities markets have also been buffeted by rapidly declining rates, and the associated surge in refinancings. As noted in this space for over a year, we have structured the portfolio to take advantage of a market in which corporate bonds outperform. We believe that scenario began to unfold in the first half of 2001 and was only interrupted by the terrorist attacks. We look for higher corporate bond prices in the months ahead.

OUTLOOK

The Federal Reserve (the "Fed"), vigilant in its effort to quickly restart the US economy and restore confidence, eased by 50 by on October 2nd and another 50 by on November 7th dropping interest rates for the ninth and tenth time this calendar year. These actions bring the Fed funds rate to 2% while the discount rate is now at 1.5%, levels not seen in over four decades. Both of these easing moves were made at regularly scheduled Federal Open Market Committee (FOMC) meetings. These ninth and tenth actions of 2001 brought the cumulative ease this cycle to a total of 450 bp. Despite this massive monetary stimulus, the Fed maintained its concern related to economic weakness because "Heightened uncertainty and concerns about a deterioration in business conditions both here and abroad are damping economic activity." The

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                                          Annualized
                                                            Since
                     6 Months     1 Year     5 Years      Inception
                      5/1/01-    11/1/00-    11/1/96-      7/25/95-
                     10/31/01    10/31/01    10/31/01      10/31/01
--------------------------------------------------------------------------------
DLB FI Fund            7.06       13.33        7.11          7.14
Lehman                 7.85       14.56        8.03          7.93
Brothers Aggregate
Bond lndex

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 7/25/95

                          Lehman Brothers                              Lehman Brothers
               DLB Fixed   Aggregate Bond                   DLB Fixed   Aggregate Bond
                Income          Index                        Income          Index
                ------          -----                        ------          -----
              $100,000.00    $100,000.00     30-Sep-98    $129,949.81    $131,343.53
 31-Jul-95    $100,100.00    $100,150.00     31-Oct-98    $129,001.17    $130,647.40
 31-Aug-95    $101,501.40    $101,361.82     30-Nov-98    $129,594.58    $131,392.10
 30-Sep-95    $102,404.76    $102,345.02     31-Dec-98    $130,061.12    $131,786.27
 31-Oct-95    $103,602.90    $103,675.51     31-Jan-99    $131,036.58    $132,721.95
 30-Nov-95    $105,105.14    $105,230.64     28-Feb-99    $128,599.30    $130,399.32
 31-Dec-95    $106,461.00    $106,703.87     31-Mar-99    $129,576.65    $131,116.52
 31-Jan-96    $107,397.85    $107,408.12     30-Apr-99    $129,822.85    $131,536.09
 28-Feb-96    $106,356.09    $105,539.22     31-May-99    $128,342.87    $130,378.57
 31-Mar-96    $105,526.52    $104,800.44     30-Jun-99    $127,855.16    $129,961.36
 30-Apr-96    $105,009.44    $104,213.56     31-Jul-99    $127,267.03    $129,402.53
 30-May-96    $104,799.42    $104,005.13     31-Aug-99    $127,139.76    $129,337.82
 30-Jun-96    $105,836.93    $105,398.80     30-Sep-99    $128,525.59    $130,838.14
 31-Jul-96    $106,048.61    $105,683.38     31-Oct-99    $128,654.11    $131,322.24
 31-Aug-96    $105,942.56    $105,503.72     30-Nov-99    $128,654.11    $131,309.11
 30-Sep-96    $107,605.86    $107,339.48      Dec 1999    $127,972.25    $130,678.83
 31-Oct-96    $109,790.25    $109,722.42      Jan 2000    $127,716.30    $130,247.59
 30-Nov-96    $111,557.88    $111,598.67      Feb 2000    $128,878.52    $131,823.58
 31-Dec-96    $110,408.83    $110,560.80      Mar 2000    $130,824.59    $133,563.66
 31-Jan-97    $110,850.47    $110,903.54      Apr 2000    $130,039.64    $133,176.32
 28-Feb-97    $111,072.17    $111,180.80      May 2000    $129,259.40    $133,109.73
 31-Mar-97    $109,872.59    $109,946.69      Jun 2000    $132,297.00    $135,878.42
 30-Apr-97    $111,399.82    $111,595.89      Jul 2000    $133,355.37    $137,114.91
 31-May-97    $112,380.14    $112,656.05      Aug 2000    $135,222.35    $139,103.08
 30-Jun-97    $113,796.13    $113,996.66      Sep 2000    $136,155.38    $139,979.42
 31-Jul-97    $116,527.23    $117,074.57      Oct 2000    $136,563.85    $140,903.29
 31-Aug-97    $115,653.28    $116,079.44      Nov 2000    $139,131.25    $143,214.10
 30-Sep-96    $117,295.55    $117,797.41        Dec 00    $141,677.35    $145,877.88
 31-Oct-97    $118,937.69    $119,505.48        Jan 01    $144,015.03    $148,270.28
 30-Nov-97    $119,151.78    $120,055.20        Feb 01    $145,123.94    $149,560.23
 31-Dec-97    $120,379.04    $121,267.76        Mar 01    $145,951.15    $150,308.03
 31-Jan-98    $121,968.05    $122,819.99        Apr 01    $144,564.61    $149,676.74
 28-Feb-98    $121,858.28    $122,721.73      May 2001    $145,403.09    $150,574.80
 31-Mar-98    $122,309.15    $123,138.98      Jun 2001    $145,824.76    $151,146.99
 30-Apr-98    $122,871.77    $123,779.31      Jul 2001    $149,062.07    $154,532.68
 31-May-98    $123,891.61    $124,955.21      Aug 2001    $150,478.15    $156,309.80
 30-Jun-98    $124,907.52    $126,017.33      Sep 2001    $151,757.22    $158,138.63
 31-Jul-98    $125,107.37    $126,281.97      Oct 2001    $154,762.01    $161,443.73
 31-Aug-98    $126,521.09    $128,340.36

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 HOLDINGS, October 31, 2001

                                    % of Fund Assets

 Federal Home Loan Mortgage Corp.,         4.12
     6.0%, 2028
 U.S. Treasury Bond, 5.5%, 2028            3.92
 Federal Home Loan Mortgage Corp.,         3.27
     7.5%, 2031
 U.S. Treasury Note, 5.5%, 2003            2.89
 Government National Mortgage Assoc.,      2.86
     7.0%, 2029
 Federal National Mortgage Assoc.,         2.55
     6.5%, 2028
 Federal National Mortgage Assoc.,         2.24
     6.5%, 2029
 U.S. Treasury Bond                        2.19
     6.125%, 2029
 U.S. Treasury Notes                       1.96
     6.5%, 2006
 Government National Mortgage Assoc.       1.89
     6.5%, 2031
 Total                                    27.89

Quality Breakdowns (%), October 31, 2001

                                   % of Fund Holdings

 Treasury                                 10.9
 Agency                                   29.6
 AAA                                      11.7
 AA                                        4.0
 A                                        21.7
 Baa                                      20.9
 Below Baa                                 1.2

Note: Portfolio Holdings and Quality Breakdowns are subject to change
--------------------------------------------------------------------------------

remaining 2001 FOMC meeting will take place on December 11th. After three straight eases of 50 bp, more cautious 25 bp moves should be the format for the remainder of this easing cycle.

DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns maybe more or less than those shown above.

The Fund's benchmark index is the Lehman Brothers Aggregate Bond Index, an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the AssetBacked Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The indices are rebalanced monthly by market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB HIGH YIELD FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE

The investment objective of the DLB High Yield Fund is to achieve a high level of total return, with an emphasis on current income by investing primarily in publicly traded high yield debt and related securities.

--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2001

INCEPTION DATE:
     September 5, 2000

BENCHMARK:
     Lehman Brothers US
     Corporate High Yield

MANAGER TENURE:
     Since Inception

TOTAL ASSETS: $24.6 million

TICKER SYMBOL: DLHYX

NET EXPENSE RATIO*: 0.75%

CUSIP #: 232941864

PORTFOLIO MANAGER
CLIFFORD M. NOREEN
Managing Director
Portfolio Manager
David L. Babson & Company, Inc.
     Since 2000
MassMutual Life Insurance
     Company-15 years
University of Massachusetts, B.A.
American Int'1 College, M.B.A.

JILL A. FIELDS
Managing Director
Portfolio Manager
David L. Babson & Company
     Since 2000
MassMutual Life Insurance
Company-3 years
ITT Hartford Ins. Co.-10 years
Penn. State University, B.S.
University of Connecticut, M.B.A.

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.07%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The DLB High Yield Fund under performed its benchmark, the Lehman Brothers US Corporate High Yield Index, returning -1.58% and -0.16%, respectively, for the one-year period ended October 31, 2001. For the six-month period ended October 31, 2001, the DLB High Yield Fund outperformed the benchmark, producing a return of -0.74% versus a -2.90% return for the benchmark.

MARKET HIGHLIGHTS

During the six -month period ended October 31, 2001, the High Yield market's return has been tremendously volatile. The market was headed toward a positive return through the first eight months of the year to be followed by a -6.8% return in the month of September as a result of the terrorist attacks in the US. The High Yield market retraced part of that decline in the month of October with the Index returning 2.5% for the month and a negative return for the six-month period. The wireless, cable, and gaming sectors were the strongest performers, while the wireline telecommunications, autos, and financial services sectors continued to weaken.


The default rate continued to rise in October with the issuer- based default rate rising to 9.5% for the nine months, which equates to 12.7% on an annualized basis. The negative rating migration intensified in October as the rating agencies continued to downgrade companies at an accelerated rate. Despite these negative fundamentals, High Yield mutual funds saw inflows of $403 million for the month of October. On a year-to-date basis, High Yield funds had a net inflow of just under $4.6 billion; last year, there was a net outflow of more than $5 billion during the same period. The credit fundamentals continue to be problematic for the market but market technicals have contributed to the recent positive returns.

PORTFOLIO HIGHLIGHTS

The Fund's top three industry concentrations were Hotels, Motels and Gaming (15.2%), Broadcasting, Media and Cable (14.6%), and Healthcare (9.1%). The Fund is positioned to overweight defensive sectors and underweight cyclical industries and telecommunications. The conservative investment posture of the Fund contributed to the out-performance during the six-month period ended October 31, 2001. With the sell off in the market in September, we opportunistically purchased bonds at attractive prices and reduced our cash position. With the market rally in October, we continued to look for buying opportunities for the Fund. The telecommunications sector is the poorest performing sector in the High Yield market, which is significant since it comprised over 20% of the index at the beginning of the year. We chose to underweight the sector in early April and that also has contributed to the Fund's positive performance relative to its index in the second half of this fiscal year.

Prior to June 11, 2001, the Fund's objective was to achieve a high level of current income in publicly traded high yield debt securities.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/01

                                                             Annualized
                                                                Since
                               6 Months          1 Year        Inception
                                5/1/01-         11/1/00-         9/5/00-
                               10/31/01         10/31/01        10/31/01
--------------------------------------------------------------------------------
 DLB High Yield                  -0.74           -1.58           -1.61
 Lehman Brothers                 -2.90           -0.16           -4.08
 US Corporate High Yield Index


GROWTH OF A $100,000 INVESTMENT

CUMULATIVE TOTAL RETURN SINCE INCEPTION 9/5/00

                                      Lehman Brothers US Corp.
                  DLB High Yield          High Yield Index
                  --------------          ----------------
                   $100,000.00               $100,000.00
  Sep 00            $99,800.00                $99,130.00
  Oct 00            $99,700.20                $95,957.84
  Nov 00            $95,861.74                $92,157.91
  Dec 00            $98,948.49                $93,936.56
  Jan 01           $105,093.19               $100,972.41
  Feb 01           $103,863.60               $102,315.34
  Mar 01           $100,643.83                $99,910.93
Apr 2001            $98,862.43                $98,662.04
May 2001            $99,070.04               $100,437.96
Jun 2001            $97,583.99                $97,615.65
Jul 2001            $98,657.42                $99,050.60
Aug 2001            $99,091.51               $100,219.40
Sep 2001            $95,296.31                $93,484.65


The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

 Top 10 Holdings, October 31, 2001                       % of Fund Assets

 El Paso Energy Partners, L.P.,                                2.21
     8.5%, 2011
 Peabody Energy Corp., 9.625%, 2008                            2.17
 Cross Timbers Oil Company,                                    2.14
     9.25%, 2007
 International Game Technology,                                2.12
     8.375%, 2009
 Charter Communications Holdings,                              2.10
     10.75%, 2009
 Healthsouth Corporation 144A,                                 2.07
     7.375%, 2006
 Mandalay Resort Group, 9.5%, 2008                             2.03
 Allied Waste North America,                                   2.01
     8.875%, 2008
 American Media Operations, Inc.                               1.99
     10.25%, 2009
 Packaging Corporation of America,                             1.95
     9.625%, 2009
 Total                                                        20.79


QUALITY WEIGHTINGS (%), October 31, 2001 % of Fund Holdings

A                       0.4

BAA                     9.5

BA                     42.5

B                      44.0

CAA                     2.2

Not Rated               1.4

Note: Portfolio Holdings and Quality Weightings are subject to change
--------------------------------------------------------------------------------

OUTLOOK

We continue to look for value in our market. While the economic outlook remains uncertain, we continue to look for under-priced securities that represent an opportunity. Conversely, the credit environment remains very challenging and we remain alert to developing credit deterioration within the portfolio. The US High Yield market average spread to treasuries of 967 basis points is high relative to historical averages. If the economy is able to stabilize and report more positive news over the next quarter, we believe the High Yield market could react favorably to these fundamentals.


DISCLOSURE STATEMENT

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. As with any mutual fund, past performance does not guarantee future results. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not take into account any adjustment for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund invests in lower-rated, higher-yielding securities which pose a greater risk to principal than investments in higher-rated, investment-grade securities.

The Fund's benchmark index is the Lehman Brothers U.S. Corporate High Yield index, an unmanaged index that includes high yield issuers rated Bal or lower, and a minimum issue size of $100 million. This index includes defaulted securities, zero coupon securities, and Yankee and global bonds of non-emerging issuers. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

This report and the Fund financial statements contained herein are submitted for the general information of the shareholders of The DLB Fund Group. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus, which should be read carefully, and can be obtained, free of charge, by calling 1-877-766-0014.


















                         Babson Securities Corporation
                    One Memorial Drive, Cambridge, MA 02142
                                  October 2001

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 97.7%

             ISSUER                                                                  SHARES            VALUE
BANKING - 11.3%
Citigroup, Inc.                                                                      96,033         $ 4,371,422
Federal Home Loan Mortgage Corporation                                               85,300           5,785,046
Golden West Financial Corporation                                                    19,000             923,400
Washington Mutual, Inc.                                                              54,100           1,633,279
                                                                                                    -----------
                                                                                                     12,713,147
                                                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 3.9%
Anheuser-Busch Companies, Inc.                                                       35,100           1,462,266
PepsiCo, Inc.                                                                        19,300             940,103
Philip Morris Companies, Inc.                                                        43,100           2,017,080
                                                                                                    -----------
                                                                                                      4,419,449
                                                                                                    -----------
COMMERCIAL SERVICES - 2.8%
Paychex, Inc.                                                                        96,500           3,093,790
                                                                                                    -----------
COMMUNICATIONS EQUIPMENT - 0.7%
Nokia Corporation ADR (Finland)                                                      39,700             814,247
                                                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 1.1%
Sun Microsystems, Inc. (*)                                                          125,600           1,274,840
                                                                                                    -----------
COMPUTERS & INFORMATION - 1.9%
Cisco Systems, Inc. (*)                                                              68,200           1,153,944
EMC Corporation (*)                                                                  79,000             973,280
                                                                                                    -----------
                                                                                                      2,127,224
                                                                                                    -----------
COSMETICS & PERSONAL CARE - 0.7%
The Gillette Company                                                                 25,300             786,577
                                                                                                    -----------
DATA PROCESSING & PREPARATION - 5.6%
Automatic Data Processing, Inc.                                                      48,000           2,479,680
First Data Corporation                                                               20,800           1,405,456
Fiserv, Inc. (*)                                                                     64,200           2,387,598
                                                                                                    -----------
                                                                                                      6,272,734
                                                                                                    -----------
ELECTRICAL EQUIPMENT -1.9%
General Electric Company                                                             57,900           2,108,139
                                                                                                    -----------
ELECTRONICS - 0.5%
Flextronics International Ltd. (*)                                                   27,700             551,230
                                                                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 4.2%
Analog Devices, Inc. (*)                                                             59,900           2,276,200
Linear Technology Corporation                                                        62,300           2,417,240
                                                                                                    -----------
                                                                                                      4,693,440
                                                                                                    -----------
ENTERTAINMENT & LEISURE - 3.4%
Liberty Media Corporation Cl. A (*)                                                 328,100           3,835,489
                                                                                                    -----------

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ENTERTAINMENT/MEDIA - 1.9%
AOL Time Warner, Inc. (*)                                                            67,900         $ 2,119,159
                                                                                                    -----------
FINANCIAL SERVICES - 3.5%
Lehman Brothers Holdings, Inc.                                                       29,300           1,830,078
Merrill Lynch & Company, Inc.                                                        22,000             961,620
Morgan Stanley Dean Witter & Company                                                 24,200           1,183,864
                                                                                                    -----------
                                                                                                      3,975,562
                                                                                                    -----------
HEALTH CARE PROVIDERS - 0.9%
Tenet Healthcare Corporation (*)                                                     18,300           1,052,616
                                                                                                    -----------
INSURANCE - 4.0%
American International Group, Inc.                                                   56,787           4,463,458
                                                                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 4.9%
Clear Channel Communication, Inc. (*)                                                55,600           2,119,472
Comcast Corporation Cl. A (*)                                                        43,800           1,562,346
Cox Communications, Inc. (*)(+)                                                      48,400           1,853,720
                                                                                                    -----------
                                                                                                      5,535,538
                                                                                                    -----------
MEDICAL SUPPLIES - 2.9%
Medtronic, Inc.                                                                      80,000           3,224,000
                                                                                                    -----------
OIL & GAS - 10.1%
Anadarko Petroleum Corporation (+)                                                   45,100           2,572,955
Exxon Mobil Corporation                                                             105,694           4,169,629
Kinder Morgan, Inc. (+)                                                              91,900           4,560,997
                                                                                                    -----------
                                                                                                     11,303,581
                                                                                                    -----------
PHARMACEUTICALS - 15.0%
American Home Products Corporation                                                   41,600           2,322,528
Bristol-Myers Squibb Company                                                         49,300           2,635,085
Johnson & Johnson                                                                    38,600           2,235,326
Merck & Company, Inc.                                                                34,200           2,182,302
Pfizer, Inc.                                                                        151,900           6,364,610
Pharmacia & Upjohn, Inc.                                                             26,477           1,072,848
                                                                                                    -----------
                                                                                                     16,812,699
                                                                                                    -----------
PREPACKAGED SOFTWARE - 4.0%
Ascential Software Corporation (*)                                                  741,500           2,802,870
Compuware Corporation (*)                                                           163,100           1,676,668
                                                                                                    -----------
                                                                                                      4,479,538
                                                                                                    -----------
RETAILERS - 2.1%
Best Buy Company, Inc. (*)                                                            5,000             274,500
The Home Depot, Inc.                                                                 53,100           2,030,013
                                                                                                    -----------
                                                                                                      2,304,513
                                                                                                    -----------
SOFTWARE - 7.5%
Adobe Systems, Inc.                                                                  60,200           1,589,280
Microsoft Corporation (*)                                                            54,000           3,140,100

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
SOFTWARE - CONTINUED
Oracle Corporation (*)                                                               59,100         $   801,396
Symantec Corporation (*)(+)                                                          52,000           2,859,480
                                                                                                    -----------
                                                                                                      8,390,256
                                                                                                    -----------
STATE COMMERCIAL BANKS - 1.9%
Fifth Third Bancorp                                                                  37,200           2,098,824
                                                                                                    -----------
TELEPHONE SYSTEMS - 1.0%
Qwest Communications International, Inc.                                             90,800           1,175,860
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost, $133,604,303)                                                 109,625,910


                                                                                  CONTRACTS
PURCHASED OPTIONS - 1.6%
Taiwan Semiconductor Manufacturing Company, August Call, Strike.000001,
  dated 8/16/02, (Taiwan) (identified cost, $1,980,100)                           1,000,000           1,809,725


                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 6.5%
Credit Agricole, 2.50%, Due 11/05/01                                             $1,526,760           1,526,760
Fleet National Bank, 2.70%, Due 04/30/02                                          2,361,793           2,361,793
Merrill Lynch & Co., 2.63%, Due 04/05/02                                            663,377             663,377
Merrimac MM                                                                       2,773,670           2,773,670
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $7,325,600)                                       7,325,600

REPURCHASE AGREEMENTS - 1.2%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
 $1,338,438 due on 11/01/01 (secured by Federal Government Agency,
 8.00%, due on 12/01/23, with value of $1,405,462), at cost                       1,338,377           1,338,377
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $144,248,380)                                                   120,099,612

Other assets, less liabilities - (7.0%)                                                              (7,877,274)
                                                                                                    -----------
NET ASSETS - 100%                                                                                  $112,222,338
                                                                                                    ===========

ADR American Depository Receipt
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 95.1%

             ISSUER                                                                  SHARES            VALUE
AEROSPACE & DEFENSE - 5.0%
Lockheed Martin Corporation                                                          35,200         $ 1,716,704
The Boeing Company                                                                   23,600             769,360
                                                                                                    -----------
                                                                                                      2,486,064
                                                                                                    -----------
AIRLINES - 2.0%
Delta Air Lines, Inc.                                                                33,800             772,668
KLM Royal Dutch Airlines - N.Y. Reg. (Netherlands)                                   25,585             237,685
                                                                                                    -----------
                                                                                                      1,010,353
                                                                                                    -----------
APPAREL RETAILERS - 1.3%
The Limited, Inc.                                                                    59,600             664,540
                                                                                                    -----------
AUTOMOTIVE - 1.1%
General Motors Corporation                                                           12,800             528,896
                                                                                                    -----------
BANKING - 9.5%
American Express Company                                                             37,000           1,088,910
Astoria Financial Corporation                                                        13,700             713,633
Citigroup, Inc.                                                                      26,938           1,226,218
Student Loan Corporation                                                             23,500           1,691,530
                                                                                                    -----------
                                                                                                      4,720,291
                                                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 8.4%
Diageo PLC - ADR (United Kingdom) (+)                                                34,940           1,427,299
Heinz (H.J.) Company                                                                 32,800           1,392,032
Kellogg Company                                                                      44,300           1,351,150
                                                                                                    -----------
                                                                                                      4,170,481
                                                                                                    -----------
BUILDING MATERIALS - 2.0%
Hanson PLC Sponsored ADR (United Kingdom) (+)                                        21,400             732,522
Martin Marietta Materials, Inc.                                                       7,100             283,432
                                                                                                    -----------
                                                                                                      1,015,954
                                                                                                    -----------
CHEMICALS & PLASTICS - 2.5%
Du Pont (E.I.) de Nemours and Company                                                31,200           1,247,688
                                                                                                    -----------
COMPUTERS & INFORMATION - 3.8%
Apple Computer, Inc. (*)                                                             25,400             446,024
International Business Machines Corporation                                          13,500           1,458,945
                                                                                                    -----------
                                                                                                      1,904,969
                                                                                                    -----------
ELECTRIC UTILITIES - 5.7%
Duke Energy Corporation                                                              38,200           1,467,262
Sempra Energy                                                                        58,300           1,364,220
                                                                                                    -----------
                                                                                                      2,831,482
                                                                                                    -----------
ELECTRICAL EQUIPMENT - 0.9%
Rockwell International Corporation                                                   31,900             439,582
                                                                                                    -----------

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
CONTINUED OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ELECTRONICS - 0.9%
Rockwell Collins, Inc.                                                               31,900         $   430,650
                                                                                                    -----------
ENTERTAINMENT & LEISURE - 1.2%
Eastman Kodak Company                                                                24,400             623,908
                                                                                                    -----------
FINANCIAL SERVICES - 3.6%
USA Education, Inc.                                                                  22,350           1,822,866
                                                                                                    -----------
FOOD RETAILERS - 2.8%
Albertson's, Inc.                                                                    44,500           1,419,995
                                                                                                    -----------
FOREST PRODUCTS & PAPER - 5.3%
Potlatch Corporation                                                                 34,700             869,235
Weyerhaeuser Company                                                                 24,900           1,242,759
Willamette Industries, Inc. (+)                                                      10,900             510,665
                                                                                                    -----------
                                                                                                      2,622,659
                                                                                                    -----------
HEALTH CARE PROVIDERS - 6.3 %
Tenet Healthcare Corporation (*)                                                     35,700           2,053,464
UnitedHealth Group, Inc.                                                             16,900           1,111,175
                                                                                                    -----------
                                                                                                      3,164,639
                                                                                                    -----------
HOUSEHOLD PRODUCTS - 2.8%
Fortune Brands, Inc.                                                                 37,400           1,378,190
                                                                                                    -----------
INSURANCE - 6.9%
Everest Re Group, Ltd.                                                               30,600           2,045,610
Phoenix Companies, Inc. (*)                                                          22,000             282,700
The Allstate Corporation                                                             36,300           1,139,094
                                                                                                    -----------
                                                                                                      3,467,404
                                                                                                    -----------
METALS - 2.2%
USX-U.S. Steel Group, Inc.                                                           74,900           1,077,811
                                                                                                    -----------
NATIONAL COMMERCIAL BANKS - 7.5%
J.P. Morgan Chase & Company                                                          29,200           1,032,512
National City Corporation                                                            25,300             667,920
Wachovia Corporation                                                                 32,400             926,640
Wells Fargo & Company                                                                27,800           1,098,100
                                                                                                    -----------
                                                                                                      3,725,172
                                                                                                    -----------
OIL & GAS - 5.0%
BP Amoco PLC Sponsored ADR (United Kingdom)                                          26,916           1,301,119
Royal Dutch Petroleum Company - N.Y Reg. (Netherlands)                               24,100           1,217,291
                                                                                                    -----------
                                                                                                      2,518,410
                                                                                                    -----------
PREPACKAGED SOFTWARE - 1.5%
Compuware Corporation (*)                                                            70,800             727,824
                                                                                                    -----------
RESTAURANTS - 2.3%
McDonald's Corporation                                                               43,900           1,144,473
                                                                                                    -----------

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
RETAILERS -1.8%
Rite Aid Corporation (*)(+)                                                         162,200         $   895,344
                                                                                                    -----------
TRANSPORTATION - 2.8%
Burlington Northern Santa Fe Corporation                                             16,700             448,729
Sabre Holdings Corporation (*)                                                       16,900             444,470
Union Pacific Corporation                                                             9,300             483,693
                                                                                                    -----------
                                                                                                      1,376,892
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost, $44,580,843)                                                   47,416,537


                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 5.7%
Credit Agricole, 2.50%, Due 11/05/01                                              $ 591,930             591,930
Fleet National Bank, 2.70%, Due 04/30/02                                            759,213             759,213
Merrill Lynch & Co., 2.63%, Due 04/05/02                                            295,965             295,965
Merrimac MM                                                                       1,193,054           1,193,054
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $2,840,162)                                       2,840,162

REPURCHASE AGREEMENTS - 4.9%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
 $2,437,876 due on 11/01/01 (secured by Federal Government Agency,
 7.255%, due on 07/01/25, with value of $2,559,671), at cost                      2,437,764           2,437,764
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $49,858,769)                                                     52,694,463

Other assets, less liabilities - (5.7%)                                                              (2,859,633)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $49,834,830
                                                                                                    ===========

ADR American Depository Receipt
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 99.6%

             ISSUER                                                                  SHARES            VALUE
ADVERTISING - 0.1%
Omnicom Group, Inc.                                                                     300         $    23,034
                                                                                                    -----------
AEROSPACE & DEFENSE - 2.2%
General Dynamics Corporation                                                            700              57,120
Goodrich Corporation                                                                  3,200              68,320
Honeywell International, Inc.                                                         2,500              73,875
Lockheed Martin Corporation                                                           1,600              78,032
Northrop Grumman Corporation                                                            300              29,985
Raytheon Company                                                                      1,100              35,475
Textron, Inc.                                                                         2,500              79,125
The Boeing Company                                                                    5,700             185,820
TRW, Inc.                                                                               500              16,895
                                                                                                    -----------
                                                                                                        624,647
                                                                                                    -----------
AIRLINES - 0.2%
Delta Air Lines, Inc.                                                                   200               4,572
Southwest Airlines, Inc.                                                              2,550              40,545
U.S. Airways Group, Inc. (*)                                                          2,500              11,525
                                                                                                    -----------
                                                                                                         56,642
                                                                                                    -----------
APPAREL RETAILERS - 0.2%
Gap, Inc.                                                                             2,500              32,675
Nordstrom, Inc. (+)                                                                     200               2,820
The Limited, Inc.                                                                     1,400              15,610
                                                                                                    -----------
                                                                                                         51,105
                                                                                                    -----------
AUTOMOTIVE - 0.9%
Dana Corporation (+)                                                                    500               5,375
Delphi Automotive Systems Corporation                                                 2,300              26,703
Ford Motor Company                                                                    3,400              54,570
General Motors Corporation                                                            1,900              78,508
Genuine Parts Company                                                                   700              22,750
Harley-Davidson, Inc.                                                                   900              40,734
Navistar International Corporation                                                      200               6,000
Paccar, Inc.                                                                            300              15,846
Visteon Corporation                                                                     500               5,950
                                                                                                    -----------
                                                                                                        256,436
                                                                                                    -----------
BANKING - 4.2%
Capital One Financial Corporation                                                       700              28,917
Charter One Financial, Inc.                                                             735              20,029
Citigroup, Inc.                                                                      14,100             641,832
Federal Home Loan Mortgage Corporation                                                2,000             135,640
Federal National Mortgage Association                                                 2,900             234,784
Golden West Financial Corporation                                                       600              29,160
MBNA Corporation                                                                      1,972              54,447

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
BANKING - CONTINUED
Providian Financial Corporation                                                       1,000         $     3,890
Washington Mutual, Inc.                                                               1,550              46,794
                                                                                                    -----------
                                                                                                      1,195,493
                                                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 7.1%
Adolph Coors Company Cl. B                                                              200               9,950
Anheuser-Busch Companies, Inc.                                                        3,000             124,980
Archer-Daniels-Midland Company                                                        5,025              69,998
Campbell Soup Company                                                                 1,500              42,360
General Mills, Inc.                                                                   1,000              45,920
Heinz (H.J.) Company                                                                  1,200              50,928
Hershey Foods Corporation                                                               500              31,865
Kellogg Company                                                                       2,300              70,150
PepsiCo, Inc.                                                                         5,320             259,137
Philip Morris Companies, Inc.                                                         6,500             304,200
Ralston Purina Company                                                                1,100              36,069
Safeway, Inc. (*)                                                                     1,700              70,805
Sara Lee Corporation                                                                  2,700              60,183
Starbucks Corporation (*)(+)                                                          1,200              20,544
SuperValu, Inc.                                                                       3,900              83,226
Sysco Corporation                                                                     1,600              38,576
The Coca-Cola Company                                                                 7,400             354,312
The Pepsi Bottling Group, Inc.                                                        1,800              83,664
Unilever NV (Netherlands)                                                             2,500             129,950
UST, Inc.                                                                             1,900              63,859
Wrigley (Wm.) Jr. Company                                                               800              40,040
                                                                                                    -----------
                                                                                                      1,990,716
                                                                                                    -----------
BUILDING MATERIALS - 0.2%
Masco Corporation                                                                     1,500              29,745
Vulcan Materials Company                                                                400              16,628
                                                                                                    -----------
                                                                                                         46,373
                                                                                                    -----------
CHEMICALS & PLASTICS - 1.0%
Air Products & Chemicals, Inc.                                                          900              36,036
Cooper Tire & Rubber Company                                                            300               3,963
Du Pont (E.I.) de Nemours and Company                                                 3,300             131,967
Eastman Chemical Company                                                                300              10,293
Engelhard Corporation                                                                   600              15,708
FMC Corporation (*)                                                                     100               4,746
International Flavors & Fragrances, Inc.                                              1,200              34,212
PPG Industries, Inc.                                                                    500              24,415
Praxair, Inc.                                                                           500              23,590
Tupperware Corporation                                                                  200               4,078
                                                                                                    -----------
                                                                                                        289,008
                                                                                                    -----------
COMMERCIAL SERVICES - 1.6%
Allied Waste Industries, Inc. (*)                                                     1,100              10,912
Block (H&R), Inc.                                                                       700              23,856

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
COMMERCIAL SERVICES - CONTINUED
Cendant Corporation (*)(+)                                                            5,800         $    75,168
Concord EFS, Inc. (*)(+)                                                              1,400              38,318
Donnelley (R.R.) & Sons Company                                                         500              12,750
Equifax, Inc.                                                                           600              13,416
Fluor Corporation                                                                       300              11,166
Halliburton Company                                                                   1,800              44,442
Moody's Corporation                                                                     700              24,304
Paychex, Inc.                                                                         1,200              38,472
PerkinElmer, Inc.                                                                       400              10,764
Robert Half International, Inc. (*)                                                     300               6,189
Ryder System, Inc.                                                                    4,800              89,760
Waste Management, Inc.                                                                2,200              53,900
                                                                                                    -----------
                                                                                                        453,417
                                                                                                    -----------
COMMUNICATIONS - 1.2%
Andrew Corporation (*)                                                                  300               5,451
Corning, Inc.                                                                         3,700              29,822
Motorola, Inc.                                                                        7,200             117,864
Nextel Communications, Inc. Cl. A (*)(+)                                              2,300              18,285
Qualcomm, Inc. (*)                                                                    2,300             112,815
Scientific-Atlanta, Inc.                                                              1,900              39,653
Tellabs, Inc. (*)                                                                     1,200              16,380
                                                                                                    -----------
                                                                                                        340,270
                                                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.4%
Autodesk, Inc.                                                                        2,100              69,762
Computer Sciences Corporation (*)                                                       300              10,773
Parametric Technology Corporation (*)                                                 1,100               7,711
Unisys Corporation (*)                                                                3,800              33,934
                                                                                                    -----------
                                                                                                        122,180
                                                                                                    -----------
COMPUTER PROGRAMMING SERVICES - 0.0%
Mercury Interactive Corporation (*)                                                     300               7,146
                                                                                                    -----------
COMPUTER RELATED SERVICES - 0.3%
Electronic Data Systems Corporation                                                   1,400              90,118
                                                                                                    -----------
COMPUTERS & INFORMATION - 3.8%
Apple Computer, Inc. (*)                                                              6,200             108,872
Cisco Systems, Inc. (*)                                                              13,785             233,242
Compaq Computer Corporation                                                           7,500              65,625
Dell Computer Corporation (*)                                                         9,300             223,014
Gateway, Inc. (*)                                                                       400               2,260
Hewlett-Packard Company                                                               6,300             106,029
International Business Machines Corporation                                           2,800             302,596
Pitney Bowes, Inc.                                                                      500              18,330
                                                                                                    -----------
                                                                                                      1,059,968
                                                                                                    -----------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                                                                        100               6,154

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
CONTAINERS & PACKAGING - CONTINUED
Bemis Company, Inc.                                                                     200         $     8,654
Pactiv Corporation (*)                                                                3,600              58,320
Temple-Inland, Inc.                                                                     200               9,998
                                                                                                    -----------
                                                                                                         83,126
                                                                                                    -----------
COSMETICS & PERSONAL CARE - 2.2%
Alberto Culver Company Cl. B                                                            200               8,450
Avon Products, Inc.                                                                     800              37,464
Colgate-Palmolive Company                                                             1,000              57,520
Procter & Gamble Company                                                              5,764             425,268
The Gillette Company                                                                  3,100              96,379
                                                                                                    -----------
                                                                                                        625,081
                                                                                                    -----------
DATA PROCESSING & PREPARATION - 1.5%
Automatic Data Processing, Inc.                                                       1,100              56,826
Deluxe Corporation                                                                    6,300             220,500
eFunds Corporation (*)(+)                                                                 1                  16
First Data Corporation                                                                1,200              81,084
Fiserv, Inc. (*)                                                                        600              22,314
IMS Health, Inc.                                                                        800              17,096
NCR Corporation (*)                                                                     400              14,180
                                                                                                    -----------
                                                                                                        412,016
                                                                                                    -----------
ELECTRIC UTILITIES - 2.9%
AES Corporation (*)                                                                   1,500              20,775
Allegheny Energy, Inc.                                                                  800              29,240
Ameren Corporation                                                                      500              20,050
American Electric Power, Inc.                                                         1,000              41,900
Calpine Corporation (*)                                                               1,200              29,700
Cinergy Corporation                                                                     600              18,108
CMS Energy Corporation                                                                  500              10,755
Consolidated Edison, Inc.                                                               700              27,643
Constellation Energy Group, Inc.                                                        500              11,185
Dominion Resources, Inc.                                                                800              48,896
DTE Energy Company                                                                      600              25,014
Duke Energy Corporation                                                               2,300              88,343
Edison International (*)                                                              1,300              18,473
Entergy Corporation                                                                     700              27,195
Exelon Corporation                                                                    1,000              42,070
FirstEnergy Corporation (+)                                                             900              31,014
FPL Group, Inc.                                                                         300              15,930
GPU, Inc. (+)                                                                           500              19,825
Mirant Corporation (*)                                                                  897              23,322
NiSource, Inc.                                                                          300               7,125
P G & E Corporation                                                                     600              10,836
Pinnacle West Capital Corporation                                                       300              12,645
PPL Corporation                                                                         600              20,490
Progress Energy, Inc.                                                                   500              21,085
Public Service Enterprise Group, Inc.                                                   700              27,552

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ELECTRIC UTILITIES - CONTINUED
Reliant Energy, Inc.                                                                    900         $    25,155
Sempra Energy                                                                         2,600              60,840
Southern Company                                                                      1,000              23,900
TXU Corporation                                                                         900              41,256
Xcel Energy, Inc.                                                                     1,100              31,108
                                                                                                    -----------
                                                                                                        831,430
                                                                                                    -----------
ELECTRICAL EQUIPMENT - 3.8%
General Electric Company                                                             28,000           1,019,480
Johnson Controls, Inc.                                                                  300              21,696
Kla-Tencor Corporation (*)                                                              600              24,516
Rockwell International Corporation                                                      600               8,268
                                                                                                    -----------
                                                                                                      1,073,960
                                                                                                    -----------
ELECTRONICS - 0.6%
American Power Conversion Corporation (*)                                               400               5,148
Emerson Electric Company                                                              1,400              68,628
JDS Uniphase Corporation (*)                                                          4,900              39,151
LSI Logic Corporation (*)                                                             1,300              22,035
Rockwell Collins, Inc.                                                                  600               8,100
Sanmina Corporation (*)                                                                 800              12,112
                                                                                                    -----------
                                                                                                        155,174
                                                                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 3.1%
Advanced Micro Devices, Inc. (*)                                                      1,100              10,824
Altera Corporation (*)                                                                1,200              24,240
Analog Devices, Inc. (*)                                                              1,200              45,600
Intel Corporation                                                                    22,100             539,682
Linear Technology Corporation                                                         1,000              38,800
Maxim Integrated Products, Inc. (*)                                                   1,000              45,750
National Semiconductor Corporation (*)                                                  700              18,186
Novellus Systems, Inc. (*)                                                              500              16,515
Qlogic Corporation (*)(+)                                                               200               7,870
Texas Instruments, Inc.                                                               4,300             120,357
                                                                                                    -----------
                                                                                                        867,824
                                                                                                    -----------
ENTERTAINMENT & LEISURE - 0.6%
Brunswick Corporation                                                                   500               8,945
Eastman Kodak Company                                                                   600              15,342
Harrah's Entertainment, Inc. (*)                                                        500              14,565
Mattel, Inc. (*)                                                                      1,200              22,716
The Disney (Walt) Company                                                             6,400             118,976
                                                                                                    -----------
                                                                                                        180,544
                                                                                                    -----------
ENTERTAINMENT/MEDIA - 1.1%
AOL Time Warner, Inc. (*)                                                            10,296             321,338
                                                                                                    -----------
FINANCIAL SERVICES - 1.6%
Countrywide Credit Industries, Inc.                                                     500              19,965

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
FINANCIAL SERVICES - CONTINUED
Franklin Resources, Inc.                                                              1,000            $ 32,100
Household International, Inc.                                                         1,400              73,220
Lehman Brothers Holdings, Inc.                                                          800              49,968
Merrill Lynch & Company, Inc.                                                         2,300             100,533
Morgan Stanley Dean Witter & Company                                                  2,000              97,840
Price (T Rowe) Group, Inc.                                                              500              13,880
Schwab (Charles) & Company, Inc.                                                      1,400              18,032
Stilwell Financial, Inc.                                                                900              18,099
The Bear Steams Companies, Inc.                                                         400              21,600
USA Education, Inc.                                                                     200              16,312
                                                                                                    -----------
                                                                                                        461,549
                                                                                                    -----------
FOOD RETAILERS - 0.4%
Albertson's, Inc.                                                                     1,200              38,292
The Kroger Company (*)(+)                                                             2,800              68,488
Winn-Dixie Stores, Inc.                                                                 500               5,530
                                                                                                    -----------
                                                                                                        112,310
                                                                                                    -----------
FOREST PRODUCTS & PAPER - 0.9%
Boise Cascade Corporation                                                             2,200              62,832
Georgia-Pacific Corporation                                                             900              24,984
International Paper Company                                                           1,256              44,965
Mead Corporation                                                                      1,100              29,524
Westvaco Corporation                                                                  1,100              27,005
Weyerhaeuser Company                                                                    700              34,937
Willamette Industries, Inc.                                                             500              23,425
                                                                                                    -----------
                                                                                                        247,672
                                                                                                    -----------
HEALTH CARE PROVIDERS - 1.0%
Healthsouth Corporation (*)                                                           1,300              16,926
Humana, Inc. (*)                                                                        900              10,395
Manor Care, Inc. (*)                                                                  1,200              28,032
Tenet Healthcare Corporation (*)                                                      1,100              63,272
The Healthcare Company                                                                1,800              71,388
UnitedHealth Group, Inc.                                                                700              46,025
Wellpoint Health Networks, Inc. (*)                                                     500              55,795
                                                                                                    -----------
                                                                                                        291,833
                                                                                                    -----------
HEAVY MACHINERY - 1.6%
Applied Materials, Inc. (*)                                                           2,700              92,097
Baker Hughes, Inc.                                                                      700              25,081
Caterpillar, Inc.                                                                     1,100              49,192
Cummins, Inc.                                                                           200               6,262
Deere & Company                                                                         800              29,592
Dover Corporation                                                                       800              26,360
Grainger (W.W.), Inc.                                                                 1,400              60,620
Ingersoll Rand Company                                                                  500              18,650
Pall Corporation                                                                        500              10,150
Parker-Hannifin Corporation                                                             500              17,950

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
HEAVY MACHINERY - CONTINUED
The Stanley Works                                                                       400         $    15,328
United Technologies Corporation                                                       1,600              86,224
                                                                                                    -----------
                                                                                                        437,506
                                                                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
KB Home (+)                                                                             200               5,910
Newell Rubbermaid, Inc. (+)                                                             800              22,112
Pulte Corporation                                                                       200               6,500
Whirlpool Corporation                                                                 2,200             129,844
                                                                                                    -----------
                                                                                                        164,366
                                                                                                    -----------
HOUSEHOLD PRODUCTS - 0.3%
Fortune Brands, Inc.                                                                    600              22,110
Snap-On, Inc.                                                                           200               5,352
The Clorox Company                                                                    1,800              64,260
                                                                                                    -----------
                                                                                                         91,722
                                                                                                    -----------
INFORMATION RETRIEVAL SERVICES - 0.0%
Yahoo! Inc. (*)(+)                                                                      600               6,528
                                                                                                    -----------
INSURANCE - 4.7%
Aflac Corporation                                                                     1,800              44,028
Ambac Financial Group, Inc.                                                             700              33,600
American International Group, Inc.                                                    5,126             402,904
Aon Corporation                                                                         300              11,412
Chubb Corporation                                                                       300              20,490
Cigna Corporation                                                                       500              36,450
Cincinnati Financial Corporation                                                        500              18,600
Conseco, Inc. (*)(+)                                                                 16,300              48,737
Jefferson Pilot Corporation                                                             600              24,810
John Hancock Financial Services, Inc.                                                 1,300              44,304
Lincoln National Corporation                                                            700              29,645
Loews Corporation                                                                       700              35,560
Marsh & McLennan Companies, Inc.                                                        800              77,400
MBIA, Inc.                                                                              750              34,545
Metlife, Inc. (+)                                                                     3,700              99,530
MGIC Investment Corporation                                                           1,100              56,914
Progressive Corporation                                                                 600              83,226
The Allstate Corporation                                                              2,200              69,036
The Hartford Financial Services Group, Inc.                                             700              37,800
Torchmark Corporation                                                                 1,900              70,357
UnumProvident Corporation                                                               700              15,701
XL Capital Ltd. Cl. A (Bermuda)                                                         400              34,744
                                                                                                    -----------
                                                                                                      1,329,793
                                                                                                    -----------
LODGING - 0.2%
Hilton Hotels Corporation                                                               800               6,848

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
LODGING - CONTINUED
Marriott International, Inc. Cl. A                                                      800         $    25,064
Starwood Hotels & Resorts Worldwide, Inc.                                               700              15,428
                                                                                                    -----------
                                                                                                         47,340
                                                                                                    -----------
MANUFACTURING - 1.8%
Cooper Industries, Inc.                                                                 400              15,480
Danaher Corporation (+)                                                                 500              27,870
Eaton Corporation                                                                       300              19,632
Illinois Tool Works, Inc.                                                               424              24,253
ITT Industries, Inc.                                                                    800              38,472
Minnesota Mining & Manufacturing Company                                              1,300             135,694
National Service Industries, Inc.                                                       200               3,548
Tyco International Ltd. (Bermuda)                                                     4,731             232,481
                                                                                                    -----------
                                                                                                        497,430
                                                                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 0.6%
American Greetings Corporation (+)                                                      200               2,804
Comcast Corporation (*)                                                               1,000              35,840
Dow Jones & Company, Inc. (+)                                                           300              13,500
Knight Ridder, Inc. (+)                                                                 300              16,875
Meredith Corporation                                                                    100               3,300
New York Times Company                                                                  700              28,875
The McGraw-Hill Companies, Inc.                                                         700              36,806
Tribune Company                                                                         600              18,120
                                                                                                    -----------
                                                                                                        156,120
                                                                                                    -----------
MEDICAL SUPPLIES - 1.8%
Agilent Technologies, Inc. (*)                                                        1,800              40,086
Allergan, Inc.                                                                          400              28,716
Applera Corporation - Applied Biosystems Group                                          700              20,426
Bard (C.R.), Inc.                                                                     1,500              82,350
Bausch & Lomb, Inc.                                                                     200               6,512
Baxter International, Inc.                                                            1,800              87,066
Becton Dickinson & Company                                                            1,000              35,800
Biomet, Inc.                                                                          1,050              32,025
Guidant Corporation (*)                                                                 400              16,604
Medtronic, Inc.                                                                       2,800             112,840
St Jude Medical, Inc. (*)                                                               300              21,300
Tektronix, Inc. (*)                                                                     400               7,880
Thermo Electron Corporation (*)                                                         700              14,798
                                                                                                    -----------
                                                                                                        506,403
                                                                                                    -----------
METALS - 0.8%
Alcan Aluminum Ltd. (Canada) (+)                                                      1,100              33,605
Alcoa, Inc.                                                                           2,600              83,902
Allegheny Technologies, Inc.                                                            300               4,440
Barrick Gold Corporation (Canada)                                                     1,300              20,267
Crane Company                                                                         1,500              30,720
Freeport-McMoran, Inc. (*)(+)                                                         3,300              36,630

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
METALS - CONTINUED
Inco Ltd. (Canada) (*)                                                                  800         $    10,912
Nucor Corporation                                                                       300              12,390
Worthington Industries, Inc.                                                            300               3,900
                                                                                                    -----------
                                                                                                        236,766
                                                                                                    -----------
MINING - 0.2%
Homestake Mining Company                                                              4,400              36,080
Placer Dome, Inc. (Canada)                                                            1,400              15,974
                                                                                                    -----------
                                                                                                         52,054
                                                                                                    -----------
NATIONAL COMMERCIAL BANKS - 5.7%
AmSouth Bancorporation                                                                1,700              29,393
Bank of America Corporation                                                           7,300             430,627
Bank One Corporation                                                                  3,500             116,165
BB&T Corporation                                                                      1,400              44,940
Comerica, Inc.                                                                          200               9,218
Huntington Bancshares, Inc.                                                           5,000              77,150
J.P. Morgan Chase & Company                                                           3,664             129,559
KeyCorp                                                                               1,600              34,016
Mellon Financial Corporation                                                          1,600              53,760
National City Corporation                                                             2,400              63,360
Northern Trust Corporation                                                              700              35,343
PNC Financial Services Group, Inc.                                                    1,000              54,900
Regions Financial Corporation                                                           900              24,219
SouthTrust Corporation                                                                1,400              31,724
State Street Corporation                                                                300              13,662
SunTrust Banks, Inc.                                                                  1,000              59,860
Synovus Financial Corporation                                                         1,000              23,020
The Bank of New York, Inc.                                                            1,200              40,812
U.S. Bancorp                                                                          6,164             109,596
Union Planters Corporation                                                              600              24,300
Wachovia Corporation                                                                  2,500              71,500
Wells Fargo & Company                                                                 3,000             118,500
Zions Bancorporation                                                                    300              14,376
                                                                                                    -----------
                                                                                                      1,610,000
                                                                                                    -----------
OFFICE EQUIPMENT/SUPPLIES - 0.1%
Xerox Corporation                                                                     2,900              20,300
                                                                                                    -----------
OIL & GAS - 7.5%
Amerada Hess Corporation                                                                300              17,625
Anadarko Petroleum Corporation                                                          700              39,935
Apache Corporation                                                                      400              20,640
Ashland, Inc.                                                                         1,700              68,442
Burlington Resources, Inc.                                                              900              33,525
ChevronTexaco Corporation                                                             4,909             434,692
Conoco, Inc. (*)                                                                      1,800              46,260
Devon Energy Corporation (+)                                                            800              30,640
Dynegy, Inc.                                                                            500              17,950

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
OIL & GAS - CONTINUED
El Paso Corporation                                                                   1,684         $    82,617
Enron Corporation                                                                     3,800              52,820
EOG Resources, Inc. (+)                                                                 400              14,148
Exxon Mobil Corporation                                                              15,100             595,695
Kerr - McGee Corporation                                                                300              17,280
Keyspan Corporation                                                                     500              16,590
Kinder Morgan,Inc.                                                                      500              24,815
Nabors Industries, Inc. (*)                                                             500              15,370
Nicor, Inc.                                                                             200               7,778
Occidental Petroleum Corporation                                                      1,200              30,384
Peoples Energy Corporation                                                              200               7,658
Phillips Petroleum Company                                                            1,300              70,733
Rowan Companies, Inc. (*)                                                               400               6,756
Royal Dutch Petroleum Company - N.Y. Reg. (Netherlands)                               6,500             328,315
Sunoco, Inc.                                                                            700              26,201
The Williams Companies, Inc.                                                          1,400              40,418
Unocal Corporation                                                                      900              28,980
USX-Marathon Group                                                                    1,000              27,590
                                                                                                    -----------
                                                                                                      2,103,857
                                                                                                    -----------
PHARMACEUTICALS - 12.6%
Abbott Laboratories                                                                   3,000             158,940
American Home Products Corporation                                                    3,700             206,571
Amgen, Inc. (*)                                                                       3,300             187,506
Biogen, Inc. (*)                                                                        300              16,500
Bristol-Myers Squibb Company                                                          2,600             138,970
Cardinal Health, Inc.                                                                   700              46,977
Chiron Corporation (*)                                                                  600              32,292
Eli Lilly & Company                                                                   3,600             275,400
Forest Laboratories, Inc. (*)                                                           500              37,190
Immunex Corporation (*)                                                               1,600              38,224
Johnson & Johnson                                                                    13,284             769,276
King Pharmaceuticals, Inc. (*)                                                          800              31,192
McKesson HBOC, Inc.                                                                     900              33,291
Medimmune, Inc. (*)                                                                     400              15,696
Merck & Company, Inc.                                                                 6,800             433,908
Pfizer, Inc.                                                                         19,025             797,148
Pharmacia & Upjohn, Inc.                                                              3,900             158,028
Schering-Plough Corporation                                                           4,400             163,592
Sigma Aldrich Corporation                                                               300              11,256
Watson Pharmaceutical, Inc. (*)                                                         200               9,536
                                                                                                    -----------
                                                                                                      3,561,493
                                                                                                    -----------
PREPACKAGED SOFTWARE - 4.7%
BMC Software, Inc. (*)                                                                  500               7,535
Citrix Systems, Inc. (*)(+)                                                             600              14,040
Computer Associates International, Inc.                                               2,800              86,576
Compuware Corporation (*)                                                             3,700              38,036
Intuit, Inc. (*)                                                                        700              28,154

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
PREPACKAGED SOFTWARE - CONTINUED
Microsoft Corporation (*)                                                            15,797         $   918,596
Novell, Inc. (*)                                                                      1,100               3,894
Oracle Corporation (*)                                                               10,500             142,380
Peoplesoft, Inc. (*)                                                                  1,300              38,701
Siebel Systems, Inc. (*)                                                              1,400              22,862
Veritas Software Corporation (*)(+)                                                   1,300              36,894
                                                                                                    -----------
                                                                                                      1,337,668
                                                                                                    -----------
RESTAURANTS - 0.7%
Darden Restaurants, Inc.                                                                500              16,010
McDonald's Corporation                                                                2,900              75,603
Tricon Global Restaurants, Inc. (*)                                                   1,700              86,003
Wendy's International, Inc.                                                             600              15,780
                                                                                                    -----------
                                                                                                        193,396
                                                                                                    -----------
RETAILERS - 5.3%
AutoZone, Inc. (*)                                                                    1,600              93,648
Best Buy Company, Inc. (*)                                                              700              38,430
Big Lots, Inc.                                                                          400               2,920
Circuit City Stores                                                                   3,900              53,508
Costco Wholesale Corporation (*)                                                        500              18,915
CVS Corporation                                                                       1,200              28,680
Dillards, Inc. Cl. A                                                                  6,100              78,995
Federated Department Stores, Inc. (*)                                                 2,700              86,373
KMart Corporation (*)(+)                                                              1,500               9,195
Lowe's Companies, Inc.                                                                1,600              54,560
Office Depot, Inc. (*)                                                                3,800              51,680
Penney (J.C.) Company, Inc.                                                             800              17,376
RadioShack Corporation                                                                  300               7,497
Sears, Roebuck and Company                                                            1,600              62,032
Sherwin-Williams Company                                                                700              17,052
Staples, Inc. (*)                                                                     1,400              20,412
Target Corporation                                                                    2,800              87,220
The Home Depot, Inc.                                                                  6,300             240,849
The May Department Stores Company                                                     1,000              31,450
TJX Companies, Inc.                                                                   1,000              33,800
Toys "R" Us, Inc. Holding Company (*)                                                   800              15,200
Wal-Mart Stores, Inc.                                                                 8,800             452,320
                                                                                                    -----------
                                                                                                      1,502,112
                                                                                                    -----------
STATE COMMERCIAL BANKS - 0.1%
Fifth Third Bancorp                                                                     644              36,334
                                                                                                    -----------
TELEPHONE SYSTEMS - 6.0%
Alltel Corporation                                                                    1,000              57,140
AT&T Corporation                                                                     10,300             157,075
AT&T Wireless Services, Inc. (*)                                                      4,500              64,980
BellSouth Corporation                                                                 6,100             225,700
CenturyTel, Inc.                                                                        300               9,480

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
TELEPHONE SYSTEMS - CONTINUED
Qwest Communications International, Inc.                                              3,700         $    47,915
SBC Communications, Inc.                                                             12,400             472,564
Sprint Corporation (FON Group)                                                        5,300             106,000
Verizon Communications, Inc.                                                          9,000             448,290
WorldCom, Inc. (*)                                                                    8,800             118,360
                                                                                                    -----------
                                                                                                      1,707,504
                                                                                                    -----------
TEXTILES, CLOTHING & FABRICS - 0.3%
Liz Claiborne, Inc.                                                                     200               9,100
Nike, Inc.                                                                              500              24,680
Reebok International Ltd. (*)                                                           200               4,152
VF Corporation                                                                        1,400              46,508
                                                                                                    -----------
                                                                                                         84,440
                                                                                                    -----------
TRANSPORTATION - 0.6%
Burlington Northern Santa Fe Corporation                                              1,400              37,618
Carnival Corporation                                                                    600              13,068
CSX Corporation                                                                         256               8,627
FedEx Corporation (*)                                                                 1,000              41,080
Norfolk Southern Corporation                                                          1,200              20,100
Sabre Holdings Corporation (*)                                                          300               7,890
Union Pacific Corporation                                                               800              41,608
                                                                                                    -----------
                                                                                                        169,991
                                                                                                    -----------

TOTAL COMMON STOCKS (identified cost, $31,174,832)                                                   28,123,533

                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 2.0%
Credit Agricole, 2.50%, Due 11/05/01                                               $120,947             120,947
Fleet National Bank, 2.70%, Due 04/30/02                                            104,901             104,901
Merrill Lynch & Co., 2.63%, Due 04/05/02                                             60,474              60,474
Merrimac MM                                                                         293,999             293,999
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $580,321)                                           580,321

REPURCHASE AGREEMENTS - 1.4%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
  $389,541 due on 11/01/01 (secured by Federal Government Agency,
  6.588%, due on 08/01/24, with value of $409,085), at cost                         389,523             389,523
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $32,144,676)                                                     29,093,377

Other assets, less liabilities - (3.0%)
                                                                                                       (857,289)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $28,236,088
                                                                                                    ===========

(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 99.8%

             ISSUER                                                                  SHARES            VALUE
ADVERTISING - 0.5%
Catalina Marketing Corporation (*)                                                      200         $     5,530
Omnicom Group, Inc.                                                                     800              61,424
The Interpublic Group of Companies, Inc.                                                700              15,715
TMP Worldwide, Inc. (*)(+)                                                              300               8,955
                                                                                                    -----------
                                                                                                         91,624
                                                                                                    -----------
AEROSPACE & DEFENSE - 0.5%
Honeywell International, Inc.                                                           300               8,865
The Boeing Company                                                                    2,700              88,020
                                                                                                    -----------
                                                                                                         96,885
                                                                                                    -----------
AIRLINES - 0.0%
Northwest Airlines Corporation Cl. A (*)                                                100               1,284
SkyWest, Inc.                                                                           300               5,490
                                                                                                    -----------
                                                                                                          6,774
                                                                                                    -----------
APPAREL RETAILERS - 0.6%
Abercrombie & Fitch Company (*)                                                       1,700              31,994
American Eagle Outfitters, Inc. (*)                                                     400              10,960
Gap, Inc.                                                                             2,428              31,734
Intimate Brands, Inc.                                                                   400               4,540
Kohls Corporation (*)                                                                   600              33,366
Talbots, Inc.                                                                           120               3,420
                                                                                                    -----------
                                                                                                        116,014
                                                                                                    -----------
AUTOMOTIVE - 0.3%
Harley-Davidson, Inc.                                                                 1,200              54,312
                                                                                                    -----------
BANKING - 2.3%
American Express Company                                                                400              11,772
AmeriCredit Corporation (*)(+)                                                          400               6,200
Capital One Financial Corporation                                                       800              33,048
Citigroup, Inc.                                                                       2,100              95,592
Federal Home Loan Mortgage Corporation                                                2,200             149,204
Federal National Mortgage Association                                                   800              64,768
MBNA Corporation                                                                      2,900              80,069
Providian Financial Corporation                                                       1,136               4,419
                                                                                                    -----------
                                                                                                        445,072
                                                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 5.7%
Anheuser-Busch Companies, Inc.                                                        1,500              62,490
Campbell Soup Company                                                                   400              11,296
Coca-Cola Enterprises, Inc. (+)                                                         200               3,670
Heinz (H.J.) Company                                                                    500              21,220
Hershey Foods Corporation                                                               100               6,373
Kellogg Company                                                                       1,000              30,500
McCormick & Company                                                                     100               4,376

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
BEVERAGES, FOOD & TOBACCO - CONTINUED
PepsiCo, Inc.                                                                         5,090         $   247,934
Philip Morris Companies, Inc.                                                         3,600             168,480
Ralston Purina Company                                                                  500              16,395
Safeway, Inc. (*)                                                                     1,000              41,650
Sara Lee Corporation                                                                  2,100              46,809
Starbucks Corporation (*)                                                             1,600              27,392
Sysco Corporation                                                                     1,800              43,398
The Coca-Cola Company                                                                 6,300             301,644
The Pepsi Bottling Group, Inc.                                                          700              32,536
UST, Inc.                                                                             1,000              33,610
                                                                                                    -----------
                                                                                                      1,099,773
                                                                                                    -----------
CHEMICALS & PLASTICS - 0.1%
Avery-Dennison Corporation                                                              200               9,260
Cabot Microelectronics Corporation (*)(+)                                               100               6,628
Sealed Air Corporation (*)(+)                                                           300              12,012
Solutia, Inc.                                                                           100               1,200
                                                                                                    -----------
                                                                                                         29,100
                                                                                                    -----------
COAL - 0.1%
Consol Energy, Inc.                                                                     400              11,040
                                                                                                    -----------
COMMERCIAL SERVICES - 2.7%
Affymetrix, Inc. (*)                                                                    100               3,005
Allied Waste Industries, Inc. (*)                                                       300               2,976
Apollo Group, Inc. Cl. A (*)                                                            504              20,488
Block (H&R), Inc.                                                                       400              13,632
Cendant Corporation (*)(+)                                                            4,329              56,104
Cintas Corporation                                                                      500              20,210
Concord EFS, Inc. (*)(+)                                                              2,000              54,740
Convergys Corporation (*)                                                               600              16,860
DeVry, Inc. (*)                                                                         300               8,085
eBay, Inc. (*)(+)                                                                       600              31,488
Ecolab, Inc.                                                                            220               7,740
Equifax, Inc.                                                                           700              15,652
Exult, Inc. (*)                                                                         300               4,200
Halliburton Company                                                                   1,700              41,973
ICOS Corporation (*)(+)                                                                 100               5,775
Iron Mountain, Inc. (*)(+)                                                              100               3,905
KPMG Consulting, Inc. (*)                                                               400               4,928
Millennium Pharmaceuticals, Inc. (*)                                                    800              20,368
Moody's Corporation                                                                     500              17,360
Myriad Genetics, Inc. (*)                                                               100               4,600
Paychex, Inc.                                                                         1,300              41,678
PerkinElmer, Inc.                                                                       400              10,764
Pharmaceutical Product Development, Inc. (*)                                            200               5,334
Quanta Services, Inc. (*)                                                               100               1,520
Quest Diagnostics, Inc. (*)                                                             200              13,076
Quintiles Transnational Corporation (*)                                                 200               3,172

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
COMMERCIAL SERVICES - CONTINUED
Robert Half International, Inc. (*)                                                     700         $    14,441
Ticketmaster, Inc. Cl. B (*)                                                          1,400              19,096
United Rentals, Inc. (*)                                                                900              16,425
Viad Corporation                                                                      1,500              29,250
                                                                                                    -----------
                                                                                                        508,845
                                                                                                    -----------
COMMUNICATIONS - 2.0%
Avaya, Inc. (*)                                                                         600               5,358
Comverse Technology, Inc. (*)                                                           700              13,167
Corning, Inc.                                                                         1,600              12,896
EchoStar Communications Corporation Cl. A (*)(+)                                      1,000              23,190
Foundry Networks, Inc. (*)                                                              300               2,928
Harris Corporation                                                                      100               3,428
Juniper Networks, Inc. (*)                                                            1,000              22,290
L-3 Communications Holdings, Inc. (*)(+)                                                100               8,687
Motorola, Inc.                                                                          600               9,822
Network Appliance, Inc. (*)                                                           1,100              14,630
Nextel Communications, Inc. Cl. A (*)(+)                                              2,100              16,695
Openwave Systems, Inc. (*)(+)                                                           300               2,319
Qualcomm, Inc. (*)                                                                    4,100             201,105
Scientific-Atlanta, Inc.                                                                700              14,609
Sonus Networks, Inc. (*)                                                                600               2,526
Tekelec (*)(+)                                                                          200               3,840
Tellabs, Inc. (*)                                                                     1,600              21,840
                                                                                                    -----------
                                                                                                        379,330
                                                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
3Com Corporation (*)                                                                  1,100               4,554
Autodesk, Inc.                                                                          600              19,932
BroadVision, Inc. (*)(+)                                                                900               1,836
Enterasys Networks, Inc. (*)                                                            300               2,388
Jack Henry & Associates, Inc.                                                           172               4,242
Mentor Graphics Corporation (*)                                                         300               5,688
National Instruments Corporation (*)                                                    100               2,881
Parametric Technology Corporation (*)                                                   900               6,309
Sun Microsystems, Inc. (*)                                                              800               8,120
Synopsys, Inc. (*)                                                                      200               9,400
Unisys Corporation (*)                                                                  200               1,786
                                                                                                    -----------
                                                                                                         67,136
                                                                                                    -----------
COMPUTER PROGRAMMING SERVICES - 0.2%
Mercury Interactive Corporation (*)                                                     300               7,146
RealNetworks, Inc. (*)                                                                  300               1,701
VeriSign, Inc. (*)(+)                                                                   800              30,968
                                                                                                    -----------
                                                                                                         39,815
                                                                                                    -----------
COMPUTER RELATED SERVICES - 0.7%
Checkfree Corporation (*)(+)                                                            100               1,408
CNET Networks, Inc. (*)                                                                 200                 988

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
COMPUTER RELATED SERVICES - CONTINUED
Electronic Data Systems Corporation                                                   1,700         $   109,429
Ingram Micro, Inc. Cl. A (*)                                                          1,000              12,800
RSA Security, Inc. (*)(+)                                                               150               1,806
                                                                                                    -----------
                                                                                                        126,431
                                                                                                    -----------
COMPUTERS & INFORMATION - 6.6%
CDW Computer Centers, Inc. (*)                                                          200               9,210
Cisco Systems, Inc. (*)                                                              27,500             465,300
Dell Computer Corporation (*)                                                         8,600             206,228
International Business Machines Corporation                                           4,800             518,736
International Game Technology (*)                                                       352              17,970
Jabil Circuit, Inc. (*)(+)                                                              300               6,360
Lexmark International Group, Inc. (*)                                                   500              22,375
Pitney Bowes, Inc.                                                                      100               3,666
Riverstone Networks, Inc. (*)                                                           253               3,218
Sandisk Corporation (*)                                                                 200               2,188
Storage Technology Corporation (*)                                                      300               5,631
Symbol Technologies, Inc.                                                                50                 642
                                                                                                    -----------
                                                                                                      1,261,524
                                                                                                    -----------
CONTAINERS & PACKAGING - 0.1%
Packaging Corporation of America (*)                                                  1,300              23,010
                                                                                                    -----------
COSMETICS & PERSONAL CARE - 1.3%
Colgate-Palmolive Company                                                             1,500              86,280
Kimberly-Clark Corporation                                                              300              16,653
Procter & Gamble Company                                                              1,000              73,780
The Estee Lauder Companies, Inc. Cl. A                                                  200               6,450
The Gillette Company                                                                  2,100              65,289
                                                                                                    -----------
                                                                                                        248,452
                                                                                                    -----------
DATA PROCESSING & PREPARATION - 1.8%
Acxiom Corporation (*)                                                                  300               3,537
Affiliated Computer Services, Inc. Cl. A (*)(+)                                         200              17,610
Automatic Data Processing, Inc.                                                       2,500             129,150
BISYS Group, Inc. (*)(+)                                                                300              15,606
CSG Systems International, Inc. (*)                                                     200               6,252
First Data Corporation                                                                1,600             108,112
Fiserv, Inc. (*)                                                                        750              27,892
Homestore.com, Inc. (*)(+)                                                            2,000              10,280
IMS Health, Inc.                                                                      1,200              25,644
NCR Corporation (*)                                                                     100               3,545
                                                                                                    -----------
                                                                                                        347,628
                                                                                                    -----------
ELECTRIC UTILITIES - 0.5%
AES Corporation (*)                                                                   1,800              24,930
Aquila, Inc. (*)                                                                      1,000              18,350
Calpine Corporation (*)                                                               1,200              29,700

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ELECTRIC UTILITIES - CONTINUED
Mirant Corporation (*)                                                                1,000         $    26,000
NRG Energy, Inc. (*)(+)                                                                 100               1,767
                                                                                                    -----------
                                                                                                        100,747
                                                                                                    -----------
ELECTRICAL EQUIPMENT - 7.8%
General Electric Company                                                             39,800           1,449,118
Kla-Tencor Corporation (*)                                                            1,200              49,032
                                                                                                    -----------
                                                                                                      1,498,150
                                                                                                    -----------
ELECTRONICS - 0.5%
Acterna Corporation (*)                                                                 500               1,390
AVX Corporation                                                                         100               1,851
General Motors Corporation Cl. H (*)                                                    800              11,000
Gentex Corporation (*)                                                                  300               7,140
JDS Uniphase Corporation (*)                                                          2,000              15,980
LSI Logic Corporation (*)                                                               600              10,170
Microchip Technology, Inc. (*)                                                          300               9,366
Molex, Inc.                                                                             100               2,893
Power-One, Inc. (*)                                                                     300               2,373
RF Micro Devices, Inc. (*)(+)                                                           500              10,220
Sanmina Corporation (*)                                                               1,400              21,196
Sycamore Networks, Inc. (*)                                                             500               2,205
                                                                                                    -----------
                                                                                                         95,784
                                                                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 6.1%
Advanced Micro Devices, Inc. (*)                                                        500               4,920
Agere Systems, Inc. Cl. A (*)                                                         1,900               8,740
Altera Corporation (*)                                                                1,700              34,340
Analog Devices, Inc. (*)                                                              1,400              53,200
Applied Micro Circuits Corporation (*)                                                1,100              12,133
Atmel Corporation (*)                                                                   800               6,360
Broadcom Corporation Cl. A (*)                                                          500              17,205
Cree, Inc. (*)(+)                                                                       300               5,385
Cypress Semiconductor Corporation (*)                                                   400               7,900
Fairchild Semiconductor International, Inc. Cl. A (*)                                   400               8,500
Integrated Device Technology, Inc. (*)                                                  400              11,140
Intel Corporation                                                                    26,400             644,688
International Rectifier Corporation (*)(+)                                             400              14,044
Intersil Holding Corporation (*)                                                        400              13,100
Lattice Semiconductor Corporation (*)                                                   300               5,250
Linear Technology Corporation                                                         1,300              50,440
Maxim Integrated Products, Inc. (*)                                                   1,295              59,246
Micron Technology, Inc. (*)                                                           1,100              25,036
National Semiconductor Corporation (*)                                                  100               2,598
Novellus Systems, Inc. (*)                                                              600              19,818
Nvidia Corporation (*)(+)                                                               400              17,144

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ELECTRONICS/SEMICONDUCTORS - CONTINUED
Semtech Corporation (*)(+)                                                              300         $    11,325
Texas Instruments, Inc.                                                               5,000             139,950
                                                                                                    -----------
                                                                                                      1,172,462
                                                                                                    -----------
ENTERTAINMENT & LEISURE - 0.2%
Blockbuster, Inc. Cl. A (+)                                                           1,100              27,588
Macrovision Corporation (*)                                                             200               4,922
                                                                                                    -----------
                                                                                                         32,510
                                                                                                    -----------
ENTERTAINMENT/MEDIA - 2.6%
AOL Time Warner, Inc. (*)                                                            16,050             500,921
                                                                                                    -----------
FINANCIAL SERVICES - 1.1%
Allied Capital Corporation                                                              200               4,504
Ameritrade Holding Corporation Cl. A (*)(+)                                             100                 550
Eaton Vance Corporation                                                                 300               8,430
Federated Investors, Inc. Cl. B                                                         400              10,440
Household International, Inc.                                                           700              36,610
Investment Technology Group, Inc. (*)                                                   100               6,441
Investors Financial Services Corporation                                                200              10,580
Knight Trading Group, Inc. (*)                                                          400               3,932
LaBranche & Company, Inc. (*)(+)                                                        100               2,889
Metris Companies, Inc.                                                                  900              14,589
Neuberger Berman, Inc.                                                                  150               5,232
Schwab (Charles) & Company, Inc.                                                      2,600              33,488
SEI Investments Company                                                                 300               9,225
Stilwell Financial, Inc.                                                                100               2,011
TD Waterhouse Group, Inc. (*)                                                           100                 947
USA Education, Inc.                                                                     600              48,936
Waddell & Reed Financial, Inc. Cl. A                                                    400              10,196
                                                                                                    -----------
                                                                                                        209,000
                                                                                                    -----------
FOOD RETAILERS - 0.4%
The Kroger Company (*)                                                                3,100              75,826
Winn-Dixie Stores, Inc.                                                                 100               1,106
                                                                                                    -----------
                                                                                                         76,932
                                                                                                    -----------
HEALTH CARE PROVIDERS - 1.2%
Caremark Rx, Inc. (*)                                                                   700               9,380
Community Health Systems, Inc. (*)(+)                                                   200               5,000
DaVita, Inc. (*)                                                                        500               9,100
Express Scripts, Inc. Cl. A (*)                                                         200               8,188
First Health Group Corporation (*)                                                      300               8,100
Health Management Associates, Inc. (*)                                                  300               5,847
Human Genome Sciences, Inc. (*)                                                         500              21,315
Laboratory Corporation of America Holdings (*)                                          200              17,240
Lincare Holdings, Inc. (*)                                                              400              10,280
Orthodontic Centers of America, Inc. (*)(+)                                             200               5,046
Tenet Healthcare Corporation (*)                                                        100               5,752

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
HEALTH CARE PROVIDERS - CONTINUED
The Healthcare Company                                                                  300         $    11,898
UnitedHealth Group, Inc.                                                              1,200              78,900
Universal Health Services, Inc. Cl. B (*)                                               100               4,039
Wellpoint Health Networks, Inc. (*)                                                     300              33,477
                                                                                                    -----------
                                                                                                        233,562
                                                                                                    -----------
HEAVY MACHINERY - 1.8%
American Standard Companies, Inc. (*)                                                   300              17,370
Applied Materials, Inc. (*)                                                           3,900             133,029
Axcelis Technologies, Inc. (*)                                                          400               5,244
Baker Hughes, Inc.                                                                    1,304              46,722
Black & Decker Corporation                                                              100               3,309
Cooper Cameron Corporation (*)                                                          200               7,800
Lam Research Corporation (*)                                                            900              17,064
National -Oilwell, Inc. (*)                                                             400               7,408
Smith International, Inc. (*)                                                           200               9,460
United Technologies Corporation                                                       1,000              53,890
Varian Medical Systems, Inc. (*)                                                        500              33,550
Weatherford International, Inc. (*)                                                     400              13,692
                                                                                                    -----------
                                                                                                        348,538
                                                                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.1 %
Herman Miller, Inc.                                                                     300               6,345
Maytag Corporation                                                                      200               5,576
                                                                                                    -----------
                                                                                                         11,921
                                                                                                    -----------
INFORMATION RETRIEVAL SERVICES - 0.1%
Choicepoint, Inc. (*)                                                                   200               8,556
Yahoo! Inc. (*)(+)                                                                    1,300              14,144
                                                                                                    -----------
                                                                                                         22,700
                                                                                                    -----------
INSURANCE - 3.2%
AdvancePCS (*)                                                                          200              12,154
Aflac Corporation                                                                     1,000              24,460
American International Group, Inc.                                                    6,300             495,180
Arthur J. Gallagher & Company                                                           400              14,616
Marsh & McLennan Companies, Inc.                                                        600              58,050
Oxford Health Plans, Inc. (*)                                                           600              14,136
                                                                                                    -----------
                                                                                                        618,596
                                                                                                    -----------
LODGING - 0.2%
Marriott International, Inc. Cl. A                                                      120               3,760
MGM Mirage, Inc. (*)(+)                                                               1,300              28,990
                                                                                                    -----------
                                                                                                         32,750
                                                                                                    -----------
MANUFACTURING - 0.4%
Danaher Corporation (+)                                                                 100               5,574

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
MANUFACTURING - CONTINUED
Eaton Corporation                                                                       400         $    26,176
Minnesota Mining & Manufacturing Company                                                500              52,190
                                                                                                    -----------
                                                                                                         83,940
                                                                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 0.4%
Allegiance Telecom, Inc. (*)                                                            200               1,436
Cablevision Systems Corporation (*)                                                      50               1,068
Comcast Corporation (*)                                                               1,000              35,840
Cox Radio, Inc. Cl. A (*)                                                               100               2,170
Dow Jones & Company, Inc. (+)                                                           100               4,500
Gemstar-TV Guide International, Inc. (*)                                                300               6,081
Hispanic Broadcasting Corporation (*)                                                   400               6,704
Knight Ridder, Inc.                                                                     100               5,625
Readers Digest Association, Inc. Cl. A                                                  100               1,770
USA Networks, Inc. (*)                                                                  100               1,844
Viacom, Inc. Cl. B (*)                                                                   55               2,008
                                                                                                    -----------
                                                                                                         69,046
                                                                                                    -----------
MEDICAL SUPPLIES - 3.6%
Agilent Technologies, Inc. (*)                                                          600              13,362
Allergan, Inc.                                                                          600              43,074
Apogent Technologies, Inc. (*)(+)                                                       600              14,052
Applera Corporation - Applied Biosystems Group                                          900              26,262
Baxter International, Inc.                                                            3,400             164,458
Beckman Coulter, Inc.                                                                   200               8,494
Biomet, Inc.                                                                          1,100              33,550
Boston Scientific Corporation (*)                                                       400               9,096
Cytyc Corporation (*)                                                                   600              15,732
Dentsply International, Inc.                                                            100               4,499
Guidant Corporation (*)                                                               1,200              49,812
Medtronic, Inc.                                                                       4,900             197,470
Millipore Corporation                                                                   200              10,460
Patterson Dental Company (*)                                                            272              10,336
Resmed, Inc. (*)(+)                                                                     100               5,580
St. Jude Medical, Inc. (*)                                                              700              49,700
Stryker Corporation                                                                     300              16,872
Waters Corporation (*)                                                                  300              10,647
                                                                                                    -----------
                                                                                                        683,456
                                                                                                    -----------
METALS - 0.1%
Alcoa, Inc.                                                                             300               9,681
Freeport-McMoran, Inc. (*)(+)                                                           400               4,440
The Shaw Group, Inc. (*)                                                                200               5,500
                                                                                                    -----------
                                                                                                         19,621
                                                                                                    -----------
MINING - 0.1%
Homestake Mining Company                                                              1,900              15,580
                                                                                                    -----------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
NATIONAL COMMERCIAL BANKS - 0.5%
Northern Trust Corporation                                                              400         $    20,196
State Street Corporation                                                                200               9,108
Synovus Financial Corporation                                                           772              17,771
The Bank of New York, Inc.                                                            1,200              40,812
                                                                                                    -----------
                                                                                                         87,887
                                                                                                    -----------
OIL & GAS - 2.0%
Anadarko Petroleum Corporation (+)                                                      700              39,935
Apache Corporation                                                                      200              10,320
BJ Services Company (*)                                                                 700              17,913
Burlington Resources, Inc.                                                              900              33,525
Diamond Offshore Drilling, Inc. (+)                                                     200               5,520
Dynegy, Inc.                                                                            600              21,540
El Paso Corporation                                                                     500              24,530
Enron Corporation                                                                     1,300              18,070
Ensco International, Inc.                                                               500               9,900
EOG Resources, Inc. (+)                                                                 400              14,148
Forest Oil Corporation (*)                                                              100               2,740
Global Marine, Inc. (*)                                                                 700              11,270
Hanover Compressor Company (*)(+)                                                       300               8,274
Kinder Morgan, Inc.                                                                     100               4,963
Mitchell Energy & Development Corporation Cl. A                                         200              10,650
Murphy Oil Corporation (+)                                                              200              15,900
Nabors Industries, Inc. (*)                                                             700              21,518
Newfield Exploration Company (*)                                                        800              27,848
Noble Drilling Corporation (*)                                                          400              12,220
Ocean Energy, Inc.                                                                      400               7,300
Patterson-UTI Energy, Inc. (*)                                                          300               5,406
Pride International, Inc. (*)(+)                                                        200               2,572
Rowan Companies, Inc. (*)                                                               400               6,756
The Williams Companies, Inc.                                                            476              13,742
Tidewater, Inc.                                                                         800              24,176
XTO Energy, Inc.                                                                        500               9,000
                                                                                                    -----------
                                                                                                        379,736
                                                                                                    -----------
PHARMACEUTICALS - 22.4%
Abbott Laboratories                                                                   3,700             196,026
Abgenix, Inc. (*)                                                                       400              11,916
Alkermes, Inc. (*)                                                                      100               2,565
American Home Products Corporation                                                    5,100             284,733
AmerisourceBergen Corporation (*)                                                        74               4,703
Amgen, Inc. (*)                                                                       4,100             232,962
Andrx Group (*)(+)                                                                      200              12,986
Barr Laboratories, Inc. (*)                                                             300              21,840
Biogen, Inc. (*)                                                                      1,000              55,000
Bristol-Myers Squibb Company                                                          5,500             293,975
Cardinal Health, Inc.                                                                 1,750             117,443
Chiron Corporation (*)                                                                  300              16,146
COR Therapeutics, Inc. (*)(+)                                                           100               2,253

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
PHARMACEUTICALS - CONTINUED
Eli Lilly & Company                                                                   3,200         $   244,800
Forest Laboratories, Inc. (*)                                                           700              52,066
Genentech, Inc. (*)                                                                     900              47,025
Genzyme Corporation (*)                                                                 400              21,580
Gilead Sciences, Inc. (*)                                                               400              25,160
Henry Schein, Inc. (*)                                                                  100               3,375
ICN Pharmaceuticals, Inc. (+)                                                           800              19,368
IDEC Pharmaceuticals Corporation (*)(+)                                                 400              23,984
Immunex Corporation (*)                                                               1,400              33,446
Invitrogen Corporation (*)                                                              200              12,268
IVAX Corporation (*)(+)                                                                 675              13,871
Johnson & Johnson                                                                     9,384             543,427
King Pharmaceuticals, Inc. (*)                                                          900              35,091
McKesson HBOC, Inc.                                                                     100               3,699
Medarex, Inc. (*)                                                                       300               6,180
Medicis Pharmaceutical Corporation Cl. A (*)                                            400              23,076
Medimmune, Inc. (*)                                                                     900              35,316
Merck & Company, Inc.                                                                 5,700             363,717
Mylan Laboratories, Inc.                                                                800              29,496
OSI Pharmaceuticals, Inc. (*)(+)                                                        500              22,840
Pfizer, Inc.                                                                         24,400           1,022,360
Pharmacia & Upjohn, Inc.                                                              4,800             194,496
Priority Healthcare Corporation Cl. B (*)                                               100               2,889
Protein Design Labs, Inc. (*)(+)                                                        400              13,204
Schering-Plough Corporation                                                           5,700             211,926
SICOR, Inc. (*)                                                                         800              15,000
Vertex Pharmaceuticals, Inc. (*)                                                        300               7,350
Watson Pharmaceutical, Inc. (*)                                                         400              19,072
                                                                                                    -----------
                                                                                                      4,298,630
                                                                                                    -----------
PREPACKAGED SOFTWARE - 8.1%
Adobe Systems, Inc.                                                                   1,000              26,400
Advent Software, Inc. (*)(+)                                                            100               3,857
BEA Systems, Inc. (*)                                                                 1,500              18,210
BMC Software, Inc. (*)                                                                  600               9,042
Cerner Corporation (*)                                                                  100               5,375
Citrix Systems, Inc. (*)                                                                900              21,060
Compuware Corporation (*)                                                             2,300              23,644
DST Systems, Inc. (*)                                                                   300              12,285
Electronic Arts, Inc. (*)(+)                                                            500              25,730
12 Technologies, Inc. (*)(+)                                                            600               2,736
Informatica Corporation (*)                                                             200               1,854
Internet Security Systems, Inc. (*)                                                     100               2,645
Intuit, Inc. (*)                                                                        600              24,132
Manugistics Group, Inc. (*)                                                             200               1,540
Micromuse, Inc. (*)(+)                                                                  400               3,700
Microsoft Corporation (*)                                                            16,898             982,619
Network Associates, Inc. (*)(+)                                                       1,600              30,720
Oracle Corporation (*)                                                                9,900             134,244

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
PREPACKAGED SOFTWARE - CONTINUED
Peoplesoft, Inc. (*)                                                                  1,700         $    50,609
Pixar, Inc. (*)(+)                                                                      600              22,140
Quest Software, Inc. (*)                                                                100               1,480
Rational Software Corporation (*)                                                       800              10,496
Retek, Inc. (*)                                                                         200               4,064
Siebel Systems, Inc. (*)                                                              1,500              24,495
Sungard Data Systems, Inc. (*)                                                        1,000              25,200
Sybase, Inc. (*)                                                                      1,700              23,120
Symantec Corporation (*)                                                                300              16,497
Tibco Software, Inc. (*)                                                                200               1,688
Veritas Software Corporation (*)(+)                                                   1,600              45,408
Vignette Corporation (*)                                                                200                 936
                                                                                                    -----------
                                                                                                      1,555,926
                                                                                                    -----------
REAL ESTATE - 0.1 %
Catellus Development Corporation (*)                                                  1,300              22,360
                                                                                                    -----------
RESTAURANTS - 0.1%
Krispy Kreme Doughnuts, Inc. (*)(+)                                                     300              10,491
Outback Steakhouse, Inc. (*)                                                            100               2,885
                                                                                                    -----------
                                                                                                         13,376
                                                                                                    -----------
RETAILERS - 7.5%
Amazon.com, Inc. (*)(+)                                                                 700               4,886
AutoZone, Inc. (*)                                                                      300              17,559
Bed Bath & Beyond, Inc. (*)                                                           1,200              30,072
Best Buy Company, Inc. (*)                                                              800              43,920
Big Lots, Inc.                                                                          300               2,190
BJ's Wholesale Club, Inc. (*)                                                           300              15,231
Costco Wholesale Corporation (*)                                                        200               7,566
CVS Corporation                                                                       1,400              33,460
Dollar General Corporation                                                            1,100              15,719
Dollar Tree Stores, Inc. (*)                                                            500              11,235
Fastenal Company (+)                                                                    100               5,905
Lowe's Companies, Inc.                                                                3,100             105,710
RadioShack Corporation                                                                  900              22,491
Staples, Inc. (*)                                                                     1,400              20,412
Target Corporation                                                                    1,900              59,185
Tech Data Corporation (*)                                                               100               4,269
The Home Depot, Inc.                                                                  8,900             340,247
Tiffany & Company                                                                       100               2,339
TJX Companies, Inc.                                                                   1,000              33,800
Wal-Mart Stores, Inc.                                                                10,400             534,560
Walgreen Company                                                                      3,900             126,282
Williams-Sonoma, Inc. (*)(+)                                                            200               5,180
                                                                                                    -----------
                                                                                                      1,442,218
                                                                                                    -----------
STATE COMMERCIAL BANKS - 0.5%
Fifth Third Bancorp                                                                   1,636              92,303
                                                                                                    -----------
TELEPHONE SYSTEMS - 2.1%
AT&T Wireless Services, Inc. (*)                                                      8,400             121,296
Level 3 Communications, Inc. (*)(+)                                                   1,100               3,784
Qwest Communications International, Inc.                                              3,800              49,210

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
TELEPHONE SYSTEMS - CONTINUED
Redback Networks, Inc. (*)                                                              500         $     2,005
SBC Communications, Inc.                                                              4,400             167,684
Sprint Corporation (PCS Group) (*)(+)                                                 1,300              28,990
Telephone & Data Systems, Inc.                                                          200              17,580
Time Warner Telecom, Inc. Cl. A (*)                                                     300               3,288
West Corporation (*)                                                                    100               2,325
Western Wireless Corporation Cl. A (*)                                                  100               2,917
WorldCom, Inc. - MCI Group                                                              504               5,972
                                                                                                    -----------
                                                                                                        405,051
                                                                                                    -----------
TEXTILES, CLOTHING & FABRICS - 0.1%
Coach, Inc. (*)                                                                         200               5,580
Columbia Sportswear Company (*)                                                         100               2,859
Jones Apparel Group, Inc. (*)                                                           388              10,709
Nike, Inc.                                                                              100               4,936
                                                                                                    -----------
                                                                                                         24,084
                                                                                                    -----------
TRANSPORTATION - 0.2%
C.H. Robinson Worldwide, Inc.                                                           300               8,031
Expeditors International Washington, Inc.                                               200               9,040
Newport News Shipbuilding, Inc.                                                         100               6,920
Sabre Holdings Corporation (*)                                                          600              15,780
Travelocity.com, Inc. (*)                                                               100               1,459
                                                                                                    -----------
                                                                                                         41,230
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost, $22,670,152)                                                   19,141,782


                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 4.7%
Credit Agricole, 2.50%, Due 11/05/01                                              $ 187,578             187,578
Fleet National Bank, 2.70%, Due 04/30/02                                             99,743              99,743
Merrill Lynch & Co., 2.63%, Due 04/05/02                                             18,789              18,789
Merrimac MM                                                                         593,914             593,914
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $900,024)                                           900,024

REPURCHASE AGREEMENTS - 0.7%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
  $132,373 due on 11/01/01 (secured by Federal Government Agency,
  7.00%, due on 03/18/26, with value of $138,985), at cost                          132,367             132,367
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $23,702,543)                                                     20,174,173

Other assets, less liabilities - (5.2%)
                                                                                                       (988,261)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $19,185,912
                                                                                                    ===========

(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 98.8%

             ISSUER                                                                  SHARES            VALUE
ADVERTISING - 0.0%
Lamar Advertising Company (*)                                                           100         $     3,139
                                                                                                    -----------
AEROSPACE & DEFENSE - 2.9%
General Dynamics Corporation                                                          1,400             114,240
Goodrich Corporation                                                                  1,400              29,890
Honeywell International, Inc.                                                         2,000              59,100
Lockheed Martin Corporation                                                           3,500             170,695
Northrop Grumman Corporation                                                             73               7,296
Raytheon Company                                                                      1,400              45,150
Textron, Inc.                                                                         1,900              60,135
The Boeing Company                                                                    4,800             156,480
TRW, Inc.                                                                               400              13,516
                                                                                                    -----------
                                                                                                        656,502
                                                                                                    -----------
AIRLINES - 0.3%
Continental Airlines, Inc. Cl. B (*)                                                    100               1,749
Delta Air Lines, Inc.                                                                   600              13,716
Northwest Airlines Corporation Cl. A (*)                                                100               1,284
Southwest Airlines, Inc.                                                              3,700              58,830
U.S. Airways Group, Inc. (*)                                                            100                 461
                                                                                                    -----------
                                                                                                         76,040
                                                                                                    -----------
APPAREL RETAILERS - 0.2%
Nordstrom, Inc. (+)                                                                     300               4,230
Payless ShoeSource, Inc. (*)                                                            100               5,285
Ross Stores, Inc. (+)                                                                   400              12,520
Talbots, Inc.                                                                           100               2,850
The Limited, Inc.                                                                     1,600              17,840
                                                                                                    -----------
                                                                                                         42,725
                                                                                                    -----------
AUTOMOTIVE - 1.6%
Autoliv, Inc.                                                                           400               6,416
Autonation, Inc. (*)                                                                  2,300              23,667
Dana Corporation (+)                                                                    600               6,450
Ford Motor Company                                                                    8,300             133,215
General Motors Corporation                                                            3,200             132,224
Genuine Parts Company                                                                   700              22,750
Goodyear Tire & Rubber Company                                                          400               7,452
Navistar International Corporation                                                      100               3,000
Paccar, Inc.                                                                            300              15,846
SPX Corporation (*)(+)                                                                  100               9,960
Visteon Corporation                                                                     700               8,330
                                                                                                    -----------
                                                                                                        369,310
                                                                                                    -----------
BANKING - 8.0%
Astoria Financial Corporation                                                           600              31,254
Charter One Financial, Inc.                                                             840              22,890

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
BANKING - CONTINUED
Citigroup, Inc.                                                                      20,300         $   924,056
Dime Bancorp, Inc.                                                                      700              23,716
Federal Home Loan Mortgage Corporation                                                1,100              74,602
Federal National Mortgage Association                                                 4,100             331,936
Golden State Bancorp, Inc.                                                              400              10,144
Golden West Financial Corporation                                                       500              24,300
Greenpoint Financial Corporation                                                      1,600              51,280
Hudson City Bancorp, Inc.                                                             2,700              63,558
Roslyn Bancorp, Inc.                                                                  3,100              56,265
Sovereign Bancorp, Inc.                                                               6,700              66,330
Washington Federal, Inc.                                                              1,200              27,180
Washington Mutual, Inc.                                                               4,300             129,817
Webster Financial Corporation                                                           300               9,105
                                                                                                    -----------
                                                                                                      1,846,433
                                                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 5.3%
Adolph Coors Company Cl. B                                                              100               4,975
Anheuser-Busch Companies, Inc.                                                        2,400              99,984
Archer-Daniels-Midland Company                                                        3,500              48,755
Brown Forman Corporation                                                                200              11,888
Campbell Soup Company                                                                   600              16,944
Coca-Cola Enterprises, Inc. (+)                                                         600              11,010
ConAgra Foods, Inc.                                                                   2,500              57,250
Constellation Brands, Inc. Cl. A (*)                                                    202               8,290
General Mills, Inc.                                                                   1,200              55,104
Heinz (H.J.) Company                                                                  1,100              46,684
Hershey Foods Corporation                                                               400              25,492
Hormel Foods Corporation                                                                300               7,200
Kellogg Company                                                                       2,000              61,000
McCormick & Company                                                                     300              13,128
PepsiAmericas, Inc.                                                                     400               5,216
PepsiCo, Inc.                                                                         2,790             135,901
Philip Morris Companies, Inc.                                                         5,900             276,120
Ralston Purina Company                                                                  700              22,953
RJ Reynolds Tobacco Holdings, Inc.                                                    1,000              56,040
Sara Lee Corporation                                                                  2,000              44,580
Smithfield Foods, Inc. (*)                                                            1,320              27,786
SuperValu, Inc.                                                                         500              10,670
Sysco Corporation                                                                       900              21,699
The Coca-Cola Company                                                                   100               4,788
The Pepsi Bottling Group, Inc.                                                        1,400              65,072
Tyson Foods, Inc. Cl. A                                                                 850               8,321
UST, Inc.                                                                             1,100              36,971
Wrigley (Wm.) Jr. Company                                                               600              30,030
                                                                                                    -----------
                                                                                                      1,213,851
                                                                                                    -----------
BUILDING MATERIALS - 0.3%
Lafarge Corporation                                                                     100               3,545
Martin Marietta Materials, Inc.                                                         200               7,984

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
BUILDING MATERIALS - CONTINUED
Masco Corporation                                                                     1,800         $    35,694
Vulcan Materials Company                                                                400              16,628
                                                                                                    -----------
                                                                                                         63,851
                                                                                                    -----------
CHEMICALS & PLASTICS - 2.1%
Air Products & Chemicals, Inc.                                                          900              36,036
Avery-Dennison Corporation                                                              400              18,520
Cabot Corporation                                                                       400              13,400
Du Pont (E.I.) de Nemours and Company                                                 4,600             183,954
Eastman Chemical Company                                                                400              13,724
Engelhard Corporation                                                                   600              15,708
FMC Corporation (*)                                                                     100               4,746
Hercules, Inc. (*)                                                                      400               3,024
International Flavors & Fragrances, Inc.                                              1,100              31,361
Lubrizol Corporation                                                                  2,063              58,053
Lyondell Chemical Company                                                               300               3,993
Monsanto Company                                                                        200               6,260
OM Group, Inc.                                                                          123               7,448
PPG Industries, Inc.                                                                    800              39,064
Praxair, Inc.                                                                           600              28,308
Rohm & Haas Company                                                                     400              12,988
Solutia, Inc.                                                                           289               3,468
                                                                                                    -----------
                                                                                                        480,055
                                                                                                    -----------
COAL - 0.0%
Arch Coal, Inc.                                                                         100               2,205
Peabody Energy Corporation                                                              100               3,000
                                                                                                    -----------
                                                                                                          5,205
                                                                                                    -----------
COMMERCIAL SERVICES - 1.9%
Allied Waste Industries, Inc. (*)                                                       400               3,968
Applera Corporation (*)                                                                 300               7,050
Block (H&R), Inc.                                                                       700              23,856
Cendant Corporation (*)(+)                                                           4,590              59,486
Donnelley (R.R.) & Sons Company                                                         400              10,200
Dun & Bradstreet Corporation (*)                                                        100               3,126
Ecolab, Inc.                                                                            100               3,518
Fluor Corporation                                                                       400              14,888
Iron Mountain, Inc. (*)(+)                                                              100               3,905
Jacobs Engineering Group, Inc. (*)                                                      200              13,108
KPMG Consulting, Inc. (*)                                                               200               2,464
Manpower, Inc.                                                                          300               8,568
Massey Energy Company                                                                   200               4,100
Moody's Corporation                                                                     200               6,944
Omnicare, Inc.                                                                          300               5,964
Quintiles Transnational Corporation (*)                                                 200               3,172
Republic Services, Inc. (*)                                                             600               9,828
Reynolds & Reynolds Company Cl. A                                                     1,200              28,500
Service Corp International (*)                                                        4,223              26,900

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
COMMERCIAL SERVICES - CONTINUED
Servicemaster Company                                                                 1,200         $    13,020
Ticketmaster, Inc. Cl. B (*)                                                          5,600              76,384
Valassis Communications, Inc. (*)                                                       200               6,240
Viad Corporation                                                                      2,000              39,000
Waste Management, Inc.                                                                2,800              68,600
                                                                                                    -----------
                                                                                                        442,789
                                                                                                    -----------
COMMUNICATIONS - 1.1%
Citizens Communications Company (*)(+)                                                1,100               9,779
Corning, Inc.                                                                         3,800              30,628
Harris Corporation                                                                      400              13,712
Motorola, Inc.                                                                       12,000             196,440
ONI Systems Corporation (*)                                                             200                 978
Openwave Systems, Inc. (*)(+)                                                           400               3,092
                                                                                                    -----------
                                                                                                        254,629
                                                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
3Com Corporation (*)                                                                    500               2,070
Autodesk, Inc.                                                                          900              29,898
Computer Sciences Corporation (*)                                                       700              25,137
Unisys Corporation (*)                                                                1,400              12,502
                                                                                                    -----------
                                                                                                         69,607
                                                                                                    -----------
COMPUTER RELATED SERVICES - 0.1%
CNET Networks, Inc. (*)                                                                 100                 494
Electronic Data Systems Corporation                                                     400              25,748
Ingram Micro, Inc. Cl. A (*)                                                            300               3,840
RSA Security, Inc. (*)(+)                                                               150               1,806
                                                                                                    -----------
                                                                                                         31,888
                                                                                                    -----------
COMPUTERS & INFORMATION - 2.2%
Apple Computer, Inc. (*)                                                              2,500              43,900
Diebold, Inc.                                                                           300              10,890
Gateway, Inc. (*)                                                                       500               2,825
Hewlett-Packard Company                                                               7,100             119,493
International Business Machines Corporation                                           2,500             270,175
Maxtor Corporation (*)                                                                  700               3,430
Pitney Bowes, Inc.                                                                    1,000              36,660
Quantum Corporation (*)                                                                 900               7,587
Riverstone Networks, Inc. (*)                                                            16                 204
                                                                                                    -----------
                                                                                                        495,164
                                                                                                    -----------
CONTAINERS & PACKAGING - 0.4%
Bemis Company, Inc.                                                                     200               8,654
Packaging Corporation of America (*)                                                    288               5,098
Pactiv Corporation (*)                                                                3,213              52,051
Temple-Inland, Inc.                                                                     300              14,997
                                                                                                    -----------
                                                                                                         80,800
                                                                                                    -----------

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
COSMETICS & PERSONAL CARE - 2.0%
Alberto Culver Company Cl. B                                                            200         $     8,450
Avon Products, Inc.                                                                     900              42,147
Procter & Gamble Company                                                              4,800             354,144
The Gillette Company                                                                  1,400              43,526
                                                                                                    -----------
                                                                                                        448,267
                                                                                                    -----------
DATA PROCESSING & PREPARATION - 0.3%
Ceridian Corporation (*)                                                                600               9,894
Deluxe Corporation                                                                    1,100              38,500
NCR Corporation (*)                                                                     400              14,180
WebMD Corporation (*)                                                                   700               3,213
                                                                                                    -----------
                                                                                                         65,787
                                                                                                    -----------
ELECTRIC UTILITIES - 5.2%
Allegheny Energy, Inc.                                                                1,000              36,550
ALLETE, Inc.                                                                            385               8,470
Alliant Energy Corporation                                                              300               8,820
Ameren Corporation                                                                      500              20,050
American Electric Power, Inc.                                                         1,900              79,610
Aquila, Inc. (*)                                                                      3,100              56,885
Black Hills Corporation                                                                 200               5,492
Cinergy Corporation                                                                     700              21,126
CMS Energy Corporation                                                                  500              10,755
Conectiv                                                                              1,200              28,320
Consolidated Edison, Inc.                                                               800              31,592
Constellation Energy Group, Inc.                                                        600              13,422
Dominion Resources, Inc.                                                              1,100              67,232
DPL, Inc.                                                                               600              13,800
DTE Energy Company                                                                      737              30,726
Duke Energy Corporation                                                               3,500             134,435
Edison International (*)                                                              1,600              22,736
Energy East Corporation                                                                 400               7,528
Entergy Corporation                                                                     900              34,965
Exelon Corporation                                                                    1,500              63,105
FirstEnergy Corporation (+)                                                           1,100              37,906
FPL Group, Inc.                                                                         700              37,170
GPU, Inc. (+)                                                                           500              19,825
Great Plains Energy, Inc.                                                               317               7,564
IDACORP, Inc.                                                                           200               7,600
Mirant Corporation (*)                                                                  500              13,000
Niagra Mohawk Holdings, Inc. (*)                                                        600              10,752
NiSource, Inc.                                                                          600              14,250
Northeast Utilities                                                                     600              10,590
NRG Energy, Inc. (*)(+)                                                                 100               1,767
NSTAR                                                                                   200               8,224
OGE Energy Corporation                                                                  400               8,664
P G & E Corporation                                                                   1,900              34,314
Pinnacle West Capital Corporation                                                       300              12,645
Potomac Electric Power Company                                                          400               8,564

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ELECTRIC UTILITIES - CONTINUED
PPL Corporation                                                                         700         $    23,905
Public Service Enterprise Group, Inc.                                                   800              31,488
Puget Energy, Inc.                                                                      400               7,628
Reliant Energy, Inc.                                                                  1,200              33,540
Reliant Resources, Inc. (*)                                                             300               4,695
Scana Corporation                                                                       400              10,300
Sempra Energy                                                                         1,200              28,080
TECO Energy, Inc.                                                                       600              15,450
TXU Corporation                                                                       1,000              45,840
Utilicorp United, Inc.                                                                  600              17,778
Western Resources, Inc.                                                                 200               3,276
Wisconsin Energy Corporation                                                            500              11,105
Xcel Energy, Inc.                                                                     1,500              42,420
                                                                                                    -----------
                                                                                                      1,203,959
                                                                                                    -----------
ELECTRICAL EQUIPMENT - 0.2%
Energizer Holdings, Inc. (*)                                                            200               3,298
Hubbell, Inc. Cl. B                                                                     200               5,464
Johnson Controls, Inc.                                                                  300              21,696
Rockwell International Corporation                                                      600               8,268
Teleflex, Inc.                                                                          200               8,000
                                                                                                    -----------
                                                                                                         46,726
                                                                                                    -----------
ELECTRONICS - 1.0%
American Power Conversion Corporation (*)                                               700               9,009
Arrow Electronics, Inc. (*)(+)                                                          400               9,780
Avnet, Inc.                                                                             200               4,126
AVX Corporation                                                                         100               1,851
Emerson Electric Company                                                              2,000              98,040
General Motors Corporation Cl. H (*)                                                  1,000              13,750
JDS Uniphase Corporation (*)                                                          4,900              39,151
Kemet Corporation (*)                                                                   600              10,728
Molex, Inc.                                                                             100               2,893
Rockwell Collins, Inc.                                                                  900              12,150
SCI Systems, Inc. (*)                                                                   300               6,093
Vishay Intertechnology, Inc. (*)                                                        900              16,983
                                                                                                    -----------
                                                                                                        224,554
                                                                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 0.2%
Advanced Micro Devices, Inc. (*)                                                        600               5,904
Agere Systems, Inc. Cl. A (*)                                                           600               2,760
Atmel Corporation (*)                                                                   900               7,155
Cypress Semiconductor Corporation (*)                                                   100               1,975
Integrated Device Technology, Inc. (*)                                                  100               2,785
National Semiconductor Corporation (*)                                                  500              12,990
                                                                                                    -----------
                                                                                                         33,569
                                                                                                    -----------
ENTERTAINMENT & LEISURE - 2.1%
Blockbuster, Inc. Cl. A (+)                                                           1,200              30,096

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ENTERTAINMENT & LEISURE - CONTINUED
Brunswick Corporation                                                                   400         $     7,156
Eastman Kodak Company                                                                 1,300              33,241
Harrah's Entertainment, Inc. (*)                                                      1,300              37,869
Hasbro, Inc.                                                                            400               6,628
International Speedway Corporation Cl. A                                                100               3,712
Liberty Media Corporation Cl. A (*)                                                  13,600             158,984
Mattel, Inc. (*)                                                                      1,700              32,181
Metro-Goldwyn-Mayer, Inc. (*)                                                           100               1,606
News Corporation Ltd. ADR (Australia)                                                    56               1,333
Park Place Entertainment Corporation (*)                                              1,800              12,888
The Disney (Walt) Company                                                             8,200             152,438
Westwood One, Inc. (*)                                                                  200               4,758
                                                                                                    -----------
                                                                                                        482,890
                                                                                                    -----------
FINANCIAL SERVICES - 4.6%
Allied Capital Corporation                                                              300               6,756
AMB Property Corporation                                                                300               7,293
Apartment Investment & Management Company Cl. A                                         300              12,591
AvalonBay Communities, Inc.                                                             400              18,160
Boston Properties, Inc.                                                                 300              10,605
CarrAmerica Realty Corporation                                                          400              11,324
Countrywide Credit Industries, Inc.                                                     600              23,958
Crescent Real Estate Equities Company                                                   500               8,805
Duke-Weeks Realty Corporation                                                           600              13,830
Edwards (A.G.), Inc.                                                                    300              11,862
Equity Office Properties Trust REIT                                                   1,998              56,943
Equity Residential Properties Trust REIT                                              1,200              31,140
Franklin Resources, Inc.                                                                600              19,260
General Growth Properties, Inc. REIT (+)                                                800              29,296
Host Marriott Corporation                                                             1,100               7,425
Household International, Inc.                                                         1,700              88,910
iStar Financial, Inc.                                                                   400               9,320
Kimco Realty Corporation                                                                200               9,778
Legg Mason, Inc.                                                                        200               8,422
Lehman Brothers Holdings, Inc.                                                        1,900             118,674
Liberty Property Trust REIT                                                           1,100              29,480
Mack-Cali Realty Corporation                                                            300               9,300
Merrill Lynch & Company, Inc.                                                         3,800             166,098
Morgan Stanley Dean Witter & Company                                                  2,000              97,840
Neuberger Berman, Inc.                                                                  300              10,464
Plum Creek Timber Company, Inc.                                                         474              13,097
Price (T Rowe) Group, Inc.                                                              300               8,328
ProLogis Trust REIT                                                                     400               7,972
Public Storage, Inc.                                                                    900              29,601
Rouse Company                                                                         1,200              31,524
Simon Property Group, Inc.                                                              500              13,750
Stilwell Financial, Inc.                                                                900              18,099
TD Waterhouse Group, Inc. (*)                                                           100                 947

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
FINANCIAL SERVICES - CONTINUED
The Bear Steams Companies, Inc.                                                         400         $    21,600
The Goldman Sachs Group, Inc.                                                         1,000              78,160
Vornado Realty Trust REIT                                                               200               7,840
                                                                                                    -----------
                                                                                                      1,048,452
                                                                                                    -----------
FOOD RETAILERS - 0.3%
Albertson's, Inc.                                                                     1,400              44,674
Weis Markets, Inc.                                                                    1,000              28,800
Winn-Dixie Stores, Inc.                                                                 500               5,530
                                                                                                    -----------
                                                                                                         79,004
                                                                                                    -----------
FOREST PRODUCTS & PAPER - 1.3%
Boise Cascade Corporation                                                             2,100              59,976
Bowater, Inc.                                                                           200               8,944
Georgia-Pacific Corporation                                                             900              24,984
International Paper Company                                                           2,200              78,760
Mead Corporation                                                                        200               5,368
Smurfit-Stone Container Corporation (*)                                                 500               7,405
Sonoco Products Company                                                                 400               9,388
Westvaco Corporation                                                                  1,000              24,550
Weyerhaeuser Company                                                                  1,000              49,910
Willamette Industries, Inc.                                                             400              18,740
                                                                                                    -----------
                                                                                                        288,025
                                                                                                    -----------
HEALTH CARE PROVIDERS - 1.1 %
DaVita, Inc. (*)                                                                      1,300              23,660
Health Management Associates, Inc. (*)                                                  400               7,796
Healthsouth Corporation (*)                                                           1,900              24,738
Humana, Inc. (*)                                                                        800               9,240
Manor Care, Inc. (*)                                                                  1,200              28,032
Tenet Healthcare Corporation (*)                                                      1,400              80,528
Triad Hospitals, Inc. (*)                                                               191               5,138
UnitedHealth Group, Inc.                                                                400              26,300
Universal Health Services, Inc. Cl. B (*)                                               200               8,078
Wellpoint Health Networks, Inc. (*)                                                     400              44,636
                                                                                                    -----------
                                                                                                        258,146
                                                                                                    -----------
HEAVY CONSTRUCTION - 0.3%
Centex Corporation                                                                      600              22,956
Lennar Corporation (+)                                                                1,200              43,512
                                                                                                    -----------
                                                                                                         66,468
                                                                                                    -----------
HEAVY MACHINERY - 1.3%
American Standard Companies, Inc. (*)                                                   100               5,790
Black & Decker Corporation                                                              300               9,927
Caterpillar, Inc.                                                                     1,700              76,024
Cummins, Inc.                                                                           172               5,385
Deere & Company                                                                         600              22,194
Grainger (W.W.), Inc.                                                                   200               8,660

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
HEAVY MACHINERY - CONTINUED
Grant Prideco, Inc. (*)                                                                 400         $     3,636
Ingersoll Rand Company                                                                  700              26,110
Pall Corporation                                                                        500              10,150
Parker-Hannifin Corporation                                                             700              25,130
The Stanley Works                                                                       300              11,496
United Technologies Corporation                                                       1,500              80,835
Weatherford International, Inc. (*)                                                     300              10,269
                                                                                                    -----------
                                                                                                        295,606
                                                                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.5%
D.R. Horton, Inc.                                                                     1,200              26,820
Hillenbrand Industries, Inc.                                                            900              47,718
HON Industries, Inc.                                                                    300               7,221
Lear Corporation (*)                                                                  2,200              67,540
Leggett & Platt, Inc.                                                                   900              19,503
Maytag Corporation                                                                      200               5,576
Newell Rubbermaid, Inc. (+)                                                           1,100              30,404
Pulte Corporation                                                                       200               6,500
Steelcase, Inc. Cl. A                                                                   400               5,220
Whirlpool Corporation                                                                 2,000             118,040
                                                                                                    -----------
                                                                                                        334,542
                                                                                                    -----------
HOUSEHOLD PRODUCTS - 0.3 %
Fortune Brands, Inc.                                                                    600              22,110
Snap-On, Inc.                                                                           300               8,028
The Clorox Company                                                                      900              32,130
                                                                                                    -----------
                                                                                                         62,268
                                                                                                    -----------
INSURANCE - 5.2%
Aflac Corporation                                                                     1,300              31,798
Allmerica Financial Corporation (*)                                                     200               7,800
Ambac Financial Group, Inc.                                                             500              24,000
American Financial Group, Inc.                                                          100               2,213
American International Group, Inc.                                                    2,358             185,339
Chubb Corporation                                                                       800              54,640
Cigna Corporation                                                                       700              51,030
CNA Financial Corporation (*)(+)                                                        100               2,518
Conseco, Inc. (*)(+)                                                                  7,400              22,126
Erie Indemnity Company Cl. A                                                            100               3,880
Fidelity National Financial, Inc.                                                     2,240              51,542
Health Net, Inc. (*)                                                                    500              10,975
Jefferson Pilot Corporation                                                             600              24,810
John Hancock Financial Services, Inc.                                                 1,400              47,712
Leucadia National Corporation                                                         1,200              34,776
Lincoln National Corporation                                                            800              33,880
Loews Corporation                                                                     1,000              50,800
Marsh & McLennan Companies, Inc.                                                        400              38,700
MBIA, Inc.                                                                              650              29,939
Metlife, Inc. (+)                                                                     1,200              32,280

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
INSURANCE - CONTINUED
MGIC Investment Corporation                                                             500         $    25,870
Nationwide Financial Services, Inc. Cl. A                                               100               3,402
Old Republic International Corporation                                                1,500              38,055
PMI Group, Inc.                                                                         900              49,905
Progressive Corporation                                                                 900             124,839
Protective Life Corporation                                                             300               8,265
Radian Group, Inc.                                                                      400              13,548
Reinsurance Group of America, Inc.                                                      100               3,157
Safeco Corporation                                                                      500              15,420
The Allstate Corporation                                                              2,100              65,898
The Hartford Financial Services Group, Inc.                                             700              37,800
Torchmark Corporation                                                                   500              18,515
Transatlantic Holdings, Inc.                                                            150              12,562
Trigon Healthcare, Inc. (*)                                                             200              12,278
Unitrin, Inc.                                                                           100               3,860
UnumProvident Corporation                                                             1,000              22,430
                                                                                                    -----------
                                                                                                      1,196,562
                                                                                                    -----------
LODGING - 0.3%
Extended Stay America, Inc. (*)                                                         400               5,400
Mandalay Resort Group (*)                                                               200               3,300
Marriott International, Inc. Cl. A                                                    1,200              37,596
MGM Mirage, Inc. (*)(+)                                                                 300               6,690
Starwood Hotels & Resorts Worldwide, Inc.                                             1,200              26,448
                                                                                                    -----------
                                                                                                         79,434
                                                                                                    -----------
MANUFACTURING - 0.9%
Cooper Industries, Inc.                                                                 300              11,610
Danaher Corporation (+)                                                                 100               5,574
Eaton Corporation                                                                       300              19,632
Illinois Tool Works, Inc.                                                               300              17,160
ITT Industries, Inc.                                                                    400              19,236
Minnesota Mining & Manufacturing Company                                              1,300             135,694
Pentair, Inc.                                                                           200               6,350
                                                                                                    -----------
                                                                                                        215,256
                                                                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 1.8%
Belo Corporation Cl. A                                                                  400               6,840
Charter Communications, Inc. Cl. A (*)                                                  600               8,484
Comcast Corporation (*)                                                               3,300             118,272
Cox Communications, Inc. (*)                                                            300              11,490
Dow Jones & Company, Inc. (+)                                                           100               4,500
Emmis Communications Corporation Cl. A (*)                                              100               1,355
Entercom Communications Corporation (*)                                                 100               3,370
Fox Entertainment Group, Inc. Cl. A (*)                                                 300               6,603
Gannett Company, Inc.                                                                 1,000              63,200
Harte-Hanks, Inc.                                                                       200               4,660
Hearst-Argyle Television, Inc. (*)                                                      100               1,860
Hollinger International, Inc.                                                           300               3,099

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
MEDIA - BROADCASTING & PUBLISHING - CONTINUED
Insight Communications Company, Inc. (*)                                                200         $     4,100
Knight Ridder, Inc. (+)                                                                 300              16,875
Mediacom Communications Corporation (*)(+)                                              100               1,342
Meredith Corporation                                                                    200               6,600
New York Times Company                                                                1,000              41,250
Radio One, Inc. Cl. D (*)(+)                                                            300               3,465
The McClatchy Company Cl. A                                                             100               4,160
The McGraw-Hill Companies, Inc.                                                         600              31,548
The Scripps (E.W.) Company Cl. A                                                        500              30,835
Tribune Company                                                                         800              24,160
USA Networks, Inc. (*)                                                                  200               3,688
Viacom, Inc. Cl. B (*)                                                                   96               3,505
                                                                                                    -----------
                                                                                                        405,261
                                                                                                    -----------
MEDICAL SUPPLIES - 1.2%
Agilent Technologies, Inc. (*)                                                        2,100              46,767
Apogent Technologies, Inc. (*)(+)                                                       300               7,026
Bard (C.R.), Inc.                                                                       900              49,410
Bausch & Lomb, Inc.                                                                     200               6,512
Baxter International, Inc.                                                              400              19,348
Beckman Coulter, Inc.                                                                   200               8,494
Becton Dickinson & Company                                                            1,000              35,800
Boston Scientific Corporation (*)                                                     1,200              27,288
Dentsply International, Inc.                                                            600              26,994
St Jude Medical, Inc. (*)                                                               100               7,100
Tektronix, Inc. (*)                                                                     500               9,850
Thermo Electron Corporation (*)                                                       1,200              25,368
                                                                                                    -----------
                                                                                                        269,957
                                                                                                    -----------
METALS - 0.8%
AK Steel Holding Corporation                                                            531               4,832
Alcoa, Inc.                                                                           3,500             112,945
Allegheny Technologies, Inc.                                                            300               4,440
Crane Company                                                                         1,200              24,576
Nucor Corporation                                                                       500              20,650
Precision Castparts Corporation                                                         300               6,822
                                                                                                    -----------
                                                                                                        174,265
                                                                                                    -----------
MINING - 0.1%
Homestake Mining Company                                                              3,400              27,880
                                                                                                    -----------
NATIONAL COMMERCIAL BANKS - 9.7%
AmSouth Bancorporation                                                                1,500              25,935
Bank of America Corporation                                                          10,100             595,799
Bank One Corporation                                                                  5,400             179,226
BB&T Corporation                                                                      1,600              51,360
City National Corporation                                                               200               8,200
Comerica, Inc.                                                                          800              36,872
Commerce Bancorp, Inc.                                                                  100               7,300

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
NATIONAL COMMERCIAL BANKS - CONTINUED
Commerce Bancshares, Inc.                                                               200         $     7,254
Compass Bancshares, Inc.                                                                600              15,018
Cullen/Frost Bankers, Inc.                                                              200               5,392
First Tennessee National Corporation                                                    800              27,640
FirstMerit Corporation                                                                  300               6,924
Fleet Boston Financial Corporation                                                      114               3,746
Hibernia Corporation Cl. A                                                            3,300              50,160
Huntington Bancshares, Inc.                                                           1,000              15,430
J.P. Morgan Chase & Company                                                           4,390             155,230
KeyCorp                                                                               1,700              36,142
Marshall & Ilsley Corporation                                                           400              23,456
National City Corporation                                                             2,400              63,360
National Commerce Financial Corporation                                                 900              20,475
Northern Trust Corporation                                                              500              25,245
Old National Bancorp                                                                    210               5,195
Pacific Century Financial Corporation                                                   300               6,990
PNC Financial Services Group, Inc.                                                    1,200              65,880
Popular, Inc. (Puerto Rico)                                                             500              14,685
Regions Financial Corporation                                                           900              24,219
SouthTrust Corporation                                                                2,400              54,384
State Street Corporation                                                                500              22,770
SunTrust Banks, Inc.                                                                  1,000              59,860
Synovus Financial Corporation                                                           900              20,718
TCF Financial Corporation                                                               300              12,600
Trustmark Corporation                                                                 2,434              58,319
U.S. Bancorp                                                                          8,180             145,440
Union Planters Corporation                                                              900              36,450
Valley National Bancorp                                                                 210               6,277
Wachovia Corporation                                                                  3,900             111,540
Wells Fargo & Company                                                                 5,100             201,450
Zions Bancorporation                                                                    300              14,376
                                                                                                    -----------
                                                                                                      2,221,317
                                                                                                    -----------
OFFICE EQUIPMENT/SUPPLIES - 0.2%
Xerox Corporation                                                                     5,300              37,100
                                                                                                    -----------
OIL & GAS - 11.0%
Amerada Hess Corporation                                                                600              35,250
Apache Corporation                                                                      300              15,480
Ashland, Inc.                                                                           400              16,104
Burlington Resources, Inc.                                                              800              29,800
ChevronTexaco Corporation                                                             4,425             391,834
Conoco, Inc. (*)                                                                      3,000              77,100
Devon Energy Corporation (+)                                                            800              30,640
Diamond Offshore Drilling, Inc. (+)                                                     200               5,520
El Paso Corporation                                                                   1,830              89,780
Enron Corporation                                                                     1,600              22,240
Ensco International, Inc.                                                               400               7,920
EOG Resources, Inc. (+)                                                                 300              10,611

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
OIL & GAS - CONTINUED
Equitable Resources, Inc.                                                               500         $    16,455
Exxon Mobil Corporation                                                              28,100           1,108,545
Forest Oil Corporation (*)                                                              899              24,633
Global Industries Ltd. (*)                                                              200               1,414
Global Marine, Inc. (*)                                                                 300               4,830
Helmerich & Payne, Inc.                                                                 600              18,198
Kerr - McGee Corporation                                                                600              34,560
Keyspan Corporation                                                                     700              23,226
Kinder Morgan, Inc.                                                                     300              14,889
Louis Dreyfus Natural Gas Corporation (*)                                               200               7,920
MDU Resources Group, Inc.                                                               300               7,293
Murphy Oil Corporation                                                                  100               7,950
National Fuel Gas Company                                                             1,300              30,433
Newfield Exploration Company (*)                                                        100               3,481
Nicor, Inc.                                                                             200               7,778
Noble Affiliates, Inc.                                                                  400              14,788
Noble Drilling Corporation (*)                                                          200               6,110
Occidental Petroleum Corporation                                                      2,000              50,640
Ocean Energy, Inc.                                                                      800              14,600
Phillips Petroleum Company                                                            1,060              57,675
Pioneer Natural Resources Company (*)                                                   800              13,608
Pogo Producing Company                                                                  200               5,464
Pride International, Inc. (*)(+)                                                        300               3,858
Questar Corporation                                                                     500              11,000
Rowan Companies, Inc. (*)                                                               100               1,689
Sunoco, Inc.                                                                            800              29,944
The Williams Companies, Inc.                                                          1,800              51,966
Tidewater, Inc.                                                                         100               3,022
Ultramar Diamond Shamrock Corporation                                                 1,300              65,065
Unocal Corporation                                                                    1,400              45,080
USX-Marathon Group                                                                    2,500              68,975
Valero Energy Corporation (+)                                                           900              33,840
Varco International, Inc. (*)                                                           200               3,000
                                                                                                    -----------
                                                                                                      2,524,208
                                                                                                    -----------
PHARMACEUTICALS - 2.9%
AmerisourceBergen Corporation (*)                                                       189              12,013
Bristol-Myers Squibb Company                                                          2,700             144,315
Eli Lilly & Company                                                                     800              61,200
Henry Schein, Inc. (*)                                                                  800              27,000
ICN Pharmaceuticals, Inc. (+)                                                           300               7,263
Johnson & Johnson                                                                     3,184             184,385
McKesson HBOC, Inc.                                                                   1,100              40,689
Medicis Pharmaceutical Corporation Cl. A (*)                                            100               5,769
Merck & Company, Inc.                                                                 2,800             178,668
Mylan Laboratories, Inc.                                                                400              14,748
                                                                                                    -----------
                                                                                                        676,050
                                                                                                    -----------

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
PREPACKAGED SOFTWARE - 0.8%
BMC Software, Inc. (*)                                                                  600         $     9,042
Computer Associates International, Inc.                                               3,140              97,089
Compuware Corporation (*)                                                             2,400              24,672
DST Systems, Inc. (*)                                                                   200               8,190
Intuit, Inc. (*)                                                                        200               8,044
Network Associates, Inc. (*)                                                          2,000              38,400
Sybase, Inc. (*)                                                                        300               4,080
Tibco Software, Inc. (*)                                                                100                 844
                                                                                                    -----------
                                                                                                        190,361
                                                                                                    -----------
REAL ESTATE - 0.6%
Archstone-Smith Trust REIT                                                              400               9,680
Arden Realty, Inc.                                                                      400               9,852
Catellus Development Corporation (*)                                                  1,700              29,240
Hospitality Properties Trust REIT                                                     1,200              29,772
New Plan Excel Realty Trust REIT                                                      1,700              30,226
Security Capital Group, Inc. Cl. B (*)                                                1,400              26,180
The St. Joe Company                                                                     100               2,574
                                                                                                    -----------
                                                                                                        137,524
                                                                                                    -----------
RESTAURANTS - 0.9%
Brinker International, Inc. (*)                                                       1,200              30,480
Darden Restaurants, Inc.                                                                600              19,212
McDonald's Corporation                                                                3,900             101,673
Outback Steakhouse, Inc. (*)                                                            400              11,540
Tricon Global Restaurants, Inc. (*)                                                     700              35,413
Wendy's International, Inc.                                                             400              10,520
                                                                                                    -----------
                                                                                                        208,838
                                                                                                    -----------
RETAILERS - 2.3%
AutoZone, Inc. (*)                                                                    1,100              64,383
Barnes & Noble, Inc. (*)                                                                200               7,350
Big Lots, Inc.                                                                          200               1,460
Borders Group, Inc. (*)                                                               1,300              20,267
Circuit City Stores                                                                     500               6,860
Costco Wholesale Corporation (*)                                                      1,900              71,877
CVS Corporation                                                                         300               7,170
Federated Department Stores, Inc. (*)                                                 1,300              41,587
KMart Corporation (*)(+)                                                              1,900              11,647
Office Depot, Inc. (*)                                                                1,100              14,960
Penney (J.C.) Company, Inc.                                                           1,000              21,720
Rite Aid Corporation (*)(+)                                                             500               2,760
Saks, Inc. (*)                                                                          600               4,080
Sears, Roebuck and Company                                                            1,900              73,663
Sherwin-Williams Company                                                                500              12,180
Staples, Inc. (*)                                                                       500               7,290
Target Corporation                                                                    1,600              49,840
Tech Data Corporation (*)                                                             1,100              46,959
The May Department Stores Company                                                     1,100              34,595

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
RETAILERS - CONTINUED
The Neiman Marcus Group, Inc. Cl. A (*)                                                 200         $     5,330
Toys "R" Us, Inc. Holding Company (*)                                                   900              17,100
Venator Group, Inc. (*)                                                                 842              12,209
                                                                                                    -----------
                                                                                                        535,287
                                                                                                    -----------
STATE COMMERCIAL BANKS - 0.8%
Associated Banc-Corp                                                                    900              30,978
Bancwest Corporation                                                                    900              31,455
Banknorth Group, Inc.                                                                   600              13,158
Fifth Third Bancorp                                                                      22               1,241
First Virginia Banks, Inc.                                                              200               9,036
M&T Bank Corporation                                                                    400              26,200
Mercantile Bankshares Corporation                                                       300              11,466
North Fork Bancorporation                                                             1,900              53,010
UnionBanCal Corporation                                                                 100               3,339
Wilmington Trust Corporation                                                            100               5,680
                                                                                                    -----------
                                                                                                        185,563
                                                                                                    -----------
TELEPHONE SYSTEMS - 9.4%
Alltel Corporation                                                                    1,500              85,710
AT&T Corporation                                                                     16,400             250,100
BellSouth Corporation                                                                 9,200             340,400
Broadwing, Inc. (*)                                                                     600               5,556
CenturyTel, Inc.                                                                        600              18,960
Level 3 Communications, Inc. (*)(+)                                                     300               1,032
Metromedia Fiber Network, Inc. Cl. A (*)                                                100                  72
Nextel Partners, Inc. Cl. A (*)                                                         100                 535
Qwest Communications International, Inc.                                                200               2,590
SBC Communications, Inc.                                                             14,000             533,540
Sprint Corporation (FON Group)                                                        2,800              56,000
Telephone & Data Systems, Inc.                                                          200              17,580
Verizon Communications, Inc.                                                         12,400             617,644
WorldCom, Inc. (*)                                                                   15,300             205,785
WorldCom, Inc. - MCI Group                                                            2,280              27,018
                                                                                                    -----------
                                                                                                      2,162,522
                                                                                                    -----------
TEXTILES, CLOTHING & FABRICS - 0.4%
Jones Apparel Group, Inc. (*)                                                           300               8,280
Liz Claiborne, Inc.                                                                     200               9,100
Mohawk Industries, Inc. (*)                                                             200               8,640
Nike, Inc.                                                                              300              14,808
Polo Ralph Lauren Corporation (*)                                                     1,400              30,828
Reebok International Ltd. (*)                                                           200               4,152
VF Corporation                                                                          500              16,610
                                                                                                    -----------
                                                                                                         92,418
                                                                                                    -----------
TRANSPORTATION - 1.1%
Burlington Northern Santa Fe Corporation                                              2,600              69,862
CSX Corporation                                                                         900              30,330

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
TRANSPORTATION - CONTINUED
FedEx Corporation (*)                                                                 1,400         $    57,512
GATX Corporation                                                                        200               5,290
Newport News Shipbuilding, Inc.                                                         100               6,920
Norfolk Southern Corporation                                                          1,800              30,150
Union Pacific Corporation                                                             1,000              52,010
                                                                                                    -----------
                                                                                                        252,074
                                                                                                    -----------
WATER COMPANIES - 0.0%
American Water Works, Inc.                                                              100               4,060
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost, $24,555,118)                                                   22,666,188

WARRANTS - 0.0%
Dime Bancorp, Inc. - expiring 1/2/02 (*)
 (identified cost, $250)                                                                500                 105
                                                                                                    -----------

                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 2.4%
Credit Agricole, 2.50%, Due 11/05/01                                               $116,413             116,413
Fleet National Bank, 2.70%, Due 04/30/02                                            139,478             139,478
Merrill Lynch & Co., 2.63%, Due 04/05/02                                             58,206              58,206
Merrimac MM                                                                         244,467             244,467
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $558,564)                                           558,564

REPURCHASE AGREEMENTS - 0.3%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01, $66,522 due on 11/01/01 (secured by Federal Government Agency, 6.50%, due on 07/01/14, with
value of $70,226), at cost                                                           66,519              66,519
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $25,180,451)                                                     23,291,376

Other assets, less liabilities - (1.5%)                                                                (340,412)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $22,950,964
                                                                                                    ===========

REIT Real Estate Investment Trust
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 90.9%

             ISSUER                                                                  SHARES            VALUE
APPLICATIONS SOFTWARE - 8.8%
Intuit, Inc. (*)                                                                      2,500         $   100,550
Mercury Interactive Corporation (*)                                                     500              11,910
Microsoft Corporation (*)                                                            11,800             686,170
Parametric Technology Corporation (*)                                                 5,700              39,957
Red Hat, Inc. (*)                                                                    12,400              58,528
                                                                                                    -----------
                                                                                                        897,115
                                                                                                    -----------
CELLULAR TELECOMMUNICATIONS - 0.4%
AT&T Wireless Services, Inc. (*)                                                      3,113              44,952
                                                                                                    -----------
CIRCUIT BOARDS - 1.7%
Jabil Circuit, Inc. (*)(+)                                                            8,000             169,600
                                                                                                    -----------
COMMUNICATIONS SOFTWARE - 0.8%
General Magic, Inc. (*)                                                             171,100              76,995
                                                                                                    -----------
COMPUTERS - 4.4%
Compaq Computer Corporation                                                           5,500              48,125
International Business Machines Corporation                                             800              86,456
Sun Microsystems, Inc. (*)                                                           30,800             312,620
                                                                                                    -----------
                                                                                                        447,201
                                                                                                    -----------
COMPUTERS - INTEGRATED SYSTEMS - 0.0%
McData Corporation Cl. A (*)                                                            338               4,972
                                                                                                    -----------
COMPUTERS - MEMORY DEVICES - 2.6%
EMC Corporation (*)                                                                  16,500             203,280
Storage Networks, Inc. (*)                                                            3,200              16,032
Veritas Software Corporation (*)(+)                                                   1,500              42,570
                                                                                                    -----------
                                                                                                        261,882
                                                                                                    -----------
COMPUTERS - PERIPHERAL EQUIPMENT - 0.7%
Cidco, Inc. (*)                                                                      28,200               9,873
Lexmark International Group, Inc. (*)                                                 1,400              62,650
                                                                                                    -----------
                                                                                                         72,523
                                                                                                    -----------
DATA PROCESSING/MANAGEMENT - 3.8%
Ascential Software Corporation (*)                                                  103,200             390,096
                                                                                                    -----------
E-COMMERCE - PRODUCTS - 0.0%
PhotoChannel Networks, Inc. (Canada) (*)                                             20,400                 899
                                                                                                    -----------
ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.0%
Flextronics International Ltd. (*)                                                   10,100             200,990
                                                                                                    -----------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 10.1%
Altera Corporation (*)                                                               10,600             214,120
Intel Corporation                                                                     5,800             141,636
Intersil Holding Corporation (*)                                                      1,000              32,750
Micron Technology, Inc. (*)                                                           9,800             223,048
Microtune, Inc. (*)                                                                   3,000              57,360
PMC-Sierra, Inc. (*)                                                                  7,300             118,479

DLB TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ELECTRONIC COMPONENTS - SEMICONDUCTORS - CONTINUED
Texas Instruments, Inc.                                                               6,000         $   167,940
Xilinx, Inc. (*)                                                                      2,500              76,050
                                                                                                    -----------
                                                                                                      1,031,383
                                                                                                    -----------
ELECTRONIC FORMS - 1.0%
Adobe Systems, Inc.                                                                   4,000             105,600
                                                                                                    -----------
ENTERPRISE SOFTWARE/SERVICES - 8.9%
BEA Systems, Inc. (*)                                                                 7,700              93,478
BMC Software, Inc. (*)                                                                5,000              75,350
Oracle Corporation (*)                                                               45,400             615,624
Peoplesoft, Inc. (*)                                                                  3,600             107,172
Tarantella, Inc. (*)                                                                 65,100              17,577
                                                                                                    -----------
                                                                                                        909,201
                                                                                                    -----------
ENTERTAINMENT SOFTWARE - 0.6%
Electronic Arts, Inc. (*)(+)                                                          1,100              56,606
                                                                                                    -----------
INTERNET INFRASTRUCTURE SOFTWARE - 5.2%
Chordiant Software, Inc. (*)                                                        172,100             536,952
                                                                                                    -----------
INTERNET SECURITY - 6.2%
Symantec Corporation (*)                                                             11,500             632,385
                                                                                                    -----------
MULTIMEDIA - 0.8%
AOL Time Warner, Inc. (*)                                                             2,500              78,025
                                                                                                    -----------
NETWORKING PRODUCTS - 6.3 %
Cisco Systems, Inc. (*)                                                              29,200             494,064
Enterasys Networks, Inc. (*)                                                          4,000              31,840
Juniper Networks, Inc. (*)                                                            4,000              89,160
ONI Systems Corporation (*)                                                           6,300              30,807
                                                                                                    -----------
                                                                                                        645,871
                                                                                                    -----------
PHOTO EQUIPMENT & SUPPLIES - 0.3%
Eastman Kodak Company                                                                 1,400              35,798
                                                                                                    -----------
SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 10.8%
Analog Devices, Inc. (*)                                                              8,900             338,200
Cirrus Logic, Inc. (*)                                                               14,000             155,820
Elantec Semiconductor, Inc. (*)                                                       6,000             196,140
Linear Technology Corporation (+)                                                     4,000             155,200
Triquint Semiconductor, Inc. (*)(+)                                                  10,000             176,800
Vitesse Semiconductor Corporation (*)(+)                                              9,000              84,960
                                                                                                    -----------
                                                                                                      1,107,120
                                                                                                    -----------
SEMICONDUCTOR EQUIPMENT - 4.0%
Applied Materials, Inc. (*)                                                           3,000             102,330
ASM Lithography Holding N.V. - N.Y Reg. (Netherlands) (*)                            10,500             150,990
Novellus Systems, Inc. (*)                                                            4,600             151,938
                                                                                                    -----------
                                                                                                        405,258
                                                                                                    -----------
TELECOMMUNICATION EQUIPMENT - 8.8%
Nokia Corporation ADR (Finland)                                                      11,500             235,865

DLB TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
TELECOMMUNICATION EQUIPMENT - CONTINUED
Qualcomm, Inc. (*)                                                                    8,000         $   392,400
Sonus Networks, Inc. (*)                                                             14,000              58,940
Telefonaktiebolaget LM Ericsson AB ADR (Sweden)                                      51,000             217,770
                                                                                                    -----------
                                                                                                        904,975
                                                                                                    -----------
TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.7%
Corning, Inc.                                                                         3,000              24,180
JDS Uniphase Corporation (*)                                                          5,400              43,146
                                                                                                    -----------
                                                                                                         67,326
                                                                                                    -----------
TELEPHONE - INTEGRATED - 1.0%
WorldCom, Inc. (*)                                                                    8,000             107,600
                                                                                                    -----------
TRAVEL SERVICES - 1.0%
Sabre Holdings Corporation (*)                                                        2,900              76,270
Travelocity.com, Inc. (*)                                                             2,100              30,639
                                                                                                    -----------
                                                                                                        106,909
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost, $17,380,929)                                                    9,298,234


                                                                                  CONTRACTS
PURCHASED OPTIONS - 2.7%
Informix Corporation, November Call, Strike 7.5, dated 11/17/01                       4,200                   0
Taiwan Semiconductor Manufacturing Company, August Call, Strike.000001,
  dated 8/16/02, (Taiwan)                                                           150,000             271,459
                                                                                                    -----------
TOTAL PURCHASED OPTIONS (identified cost, $298,485)                                                     271,459


                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 6.6%
Credit Agricole, 2.50%, Due 11/05/01                                              $ 140,742             140,742
Fleet National Bank, 2.70%, Due 04/30/02                                            218,628             218,628
Merrill Lynch & Co., 2.63%, Due 04/05/02                                             70,371              70,371
Merrimac MM                                                                         245,559             245,559
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $675,300)                                           675,300

REPURCHASE AGREEMENTS - 6.0%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
  $617,059 due on 11/01/01 (secured by Federal Government Agency, 8.00%,
  due on 06/01/22, with value of $647,912), at cost                                 617,031             617,031
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $18,971,745)                                                     10,862,024
Other assets, less liabilities - (6.2%)
                                                                                                       (638,540)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $10,223,484
                                                                                                    ===========

ADR American Depository Receipt
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 96.8%

             ISSUER                                                                  SHARES            VALUE
APPAREL/FOOTWEAR - 1.2%
Stride Rite Corporation                                                             117,900         $   728,622
                                                                                                    -----------
APPAREL RETAILERS - 1.0%
AnnTaylor Stores Corporation (*)                                                     16,400             360,800
Too, Inc. (*)                                                                         8,100             215,541
                                                                                                    -----------
                                                                                                        576,341
                                                                                                    -----------
BANKING - 12.8%
BancFirst Corporation                                                                17,100             594,225
Commerce Bancorp, Inc.                                                               35,866           2,618,218
Golden State Bancorp, Inc.                                                           75,100           1,904,536
New York Community Bancorp, Inc.                                                     56,682           1,421,018
UCBH Holdings, Inc                                                                   36,300           1,052,700
                                                                                                    -----------
                                                                                                      7,590,697
                                                                                                    -----------
BUILDING MATERIALS - 4.3%
Dal-Tile International, Inc. (*)                                                     71,900           1,165,499
Elcor Corporation (+)                                                                59,200           1,388,240
                                                                                                    -----------
                                                                                                      2,553,739
                                                                                                    -----------
COMMERCIAL SERVICES - 5.8%
Advo, Inc. (*)                                                                       65,000           2,344,550
Chemed Corporation                                                                   15,400             436,590
EGL, Inc. (*)(+)                                                                     54,300             656,487
                                                                                                    -----------
                                                                                                      3,437,627
                                                                                                    -----------
COMMUNICATIONS EQUIPMENT - 4.0%
Cable Design Technologies Corporation (*)                                            50,050             639,638
Commscope, Inc. (*)                                                                  87,980           1,720,009
                                                                                                    -----------
                                                                                                      2,359,647
                                                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.9%
Gerber Scientific, Inc.                                                              47,500             522,025
                                                                                                    -----------
CONSUMER ELECTRONICS - 1.7%
Harman International Industries, Inc.                                                30,600           1,011,330
                                                                                                    -----------
CONSUMER PRODUCTS - 0.6%
Enesco Group, Inc. (*)                                                               77,800             371,106
                                                                                                    -----------
CONTAINERS & PACKAGING - 0.7%
Intertape Polymer Group, Inc. (Canada) (*)                                           40,300             402,597
                                                                                                    -----------
COSMETICS & PERSONAL CARE - 2.0%
Alberto-Culver Company Cl. A                                                         33,000           1,197,900
                                                                                                    -----------
DIVERSIFIED METALS/MINING - 0.3%
USEC, Inc.                                                                           32,000             209,600
                                                                                                    -----------

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
ELECTRIC UTILITIES - 2.9%
Black Hills Corporation                                                               6,900         $   189,474
CH Energy Group, Inc.                                                                 6,900             275,793
WPS Resources Corporation (+)                                                        36,800           1,247,520
                                                                                                    -----------
                                                                                                      1,712,787
                                                                                                    -----------
ELECTRICAL EQUIPMENT -1.0%
Magnetek, Inc. (*)                                                                   68,500             592,525
                                                                                                    -----------
ELECTRICAL EQUIPMENT & INSTRUMENTS - 0.6%
Benchmark Electronics, Inc. (*)(+)                                                   16,100             274,505
Zygo Corporation (*)                                                                  6,900              97,635
                                                                                                    -----------
                                                                                                        372,140
                                                                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 0.7%
Exar Corporation (*)                                                                 19,000             428,260
                                                                                                    -----------
FILTRATION PRODUCTS - 2.9%
Cuno, Inc. (*)                                                                       65,400           1,696,476
                                                                                                    -----------
FINANCIAL SERVICES - 1.0%
Cash America International, Inc.                                                     74,152             593,216
                                                                                                    -----------
GAS UTILITIES - 2.7%
Energen Corporation                                                                  43,300           1,060,850
NUI Corporation                                                                      26,300             535,205
                                                                                                    -----------
                                                                                                      1,596,055
                                                                                                    -----------
HEAVY MACHINERY - 2.9%
Gardner Denver, Inc. (*)                                                             38,900             803,285
Lindsay Manufacturing Company                                                        17,200             317,168
Tennant Company                                                                      17,200             600,280
                                                                                                    -----------
                                                                                                      1,720,733
                                                                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.2%
La-Z-Boy, Inc.                                                                      105,100           1,874,984
                                                                                                    -----------
INSURANCE - 2.8%
Stewart Information Services Corporation (*)                                         26,500             506,150
White Mountains Insurance Group Ltd.                                                  3,400           1,179,800
                                                                                                    -----------
                                                                                                      1,685,950
                                                                                                    -----------
LEISURE PRODUCTS - 1.2%
Huffy Corporation (*)                                                                87,800             530,312
Sturm, Ruger & Company, Inc.                                                         14,000             163,800
                                                                                                    -----------
                                                                                                        694,112
                                                                                                    -----------
MEDICAL SUPPLIES & SERVICES - 6.8%
PolyMedica Corporation (*)(+)                                                        45,900             757,350
PSS World Medical, Inc. (*)                                                         131,575           1,188,122
Respironics, Inc. (*)                                                                62,300           2,098,264
                                                                                                    -----------
                                                                                                      4,043,736
                                                                                                    -----------

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
MULTI-INDUSTRY - 5.8%
Carlisle Companies, Inc.                                                             50,100         $ 1,496,988
Cubic Corporation                                                                     8,200             290,936
Kaman Corporation Cl. A                                                               7,600             102,828
Roper Industries, Inc.                                                               36,200           1,534,880
Sea Containers Ltd. Cl. A                                                             5,200              45,500
                                                                                                    -----------
                                                                                                      3,471,132
                                                                                                    -----------
NATIONAL COMMERCIAL BANKS - 0.3%
F.N.B. Corporation                                                                    8,100             197,316
                                                                                                    -----------
OFFICE EQUIPMENT/SUPPLIES - 4.4%
Herman Miller, Inc.                                                                  89,000           1,882,350
New England Business Service, Inc.                                                   42,400             740,728
                                                                                                    -----------
                                                                                                      2,623,078
                                                                                                    -----------
OIL & GAS - 4.0%
Nabors Industries, Inc. (*)                                                          18,100             556,394
Newpark Resources, Inc. (*)                                                         113,600             694,096
Prima Energy Corporation (*)                                                         18,700             454,597
Stolt Offshore SA ADR (United Kingdom) (*)                                           84,600             672,570
                                                                                                    -----------
                                                                                                      2,377,657
                                                                                                    -----------
PUBLISHING - 1.0%
Penton Media, Inc.                                                                   81,450             566,078
                                                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS - 7.6%
Essex Property Trust, Inc.                                                           10,000             468,500
Manufactured Home Communities, Inc.                                                  19,400             592,670
Prentiss Properties Trust                                                            49,700           1,262,380
SL Green Realty Corporation (+)                                                      67,000           1,997,940
Taubman Centers, Inc.                                                                15,500             208,630
                                                                                                    -----------
                                                                                                      4,530,120
                                                                                                    -----------
RETAILERS - 8.3%
BJ's Wholesale Club, Inc. (*)                                                        56,300           2,858,351
Movado Group, Inc.                                                                   20,000             326,000
Rent-Way, Inc. (*)                                                                   44,600             309,524
Stein Mart, Inc. (*)                                                                113,500             904,595
Ultimate Electronics, Inc. (*)                                                       27,900             506,106
                                                                                                    -----------
                                                                                                      4,904,576
                                                                                                    -----------
STATE COMMERCIAL BANKS - 0.5%
Banner Corporation                                                                   16,900             293,553
                                                                                                    -----------
TEXTILES, CLOTHING & FABRICS - 0.9%
Interface, Inc. Cl. A                                                               132,600             531,726
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost, $61,651,747)                                                   57,467,441

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

                                                                                  PRINCIPAL
                                                                                     AMOUNT             VALUE
SECURITY LENDING COLLATERAL - 8.6%
Credit Agricole, 2.50%, Due 11/05/01                                             $1,061,065         $ 1,061,065
Fleet National Bank, 2.70%, Due 04/30/02                                          2,021,300           2,021,300
Merrill Lynch & Co., 2.63%, Due 04/05/02                                            530,535             530,535
Merrimac MM                                                                       1,478,231           1,478,231
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $5,091,131)                                       5,091,131

REPURCHASE AGREEMENTS - 3.0%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
  $1,746,127 due on 11/01/01 (secured by Federal Government Agency,
  6.843%, due on 12/01/24, with value of $1,833,485) at cost                      1,746,047           1,746,047
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $68,488,925)                                                     64,304,619

Other assets, less liabilities - (8.4%)
                                                                                                     (4,961,996)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $59,342,623
                                                                                                    ===========

ADR American Depository Receipt
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 86.8%

             ISSUER                                                                  SHARES            VALUE
APPAREL RETAILERS - 1.2%
Claire's Stores, Inc.                                                               210,700         $ 2,547,363
                                                                                                    -----------
AUTOMOTIVE - 1.9%
Aftermarket Technology Corporation (*)                                              254,300           4,292,584
                                                                                                    -----------
BANKING - 5.9%
CFS Bancorp, Inc.                                                                   205,000           2,755,200
First Essex Bancorp, Inc.                                                           129,700           3,411,110
Flushing Financial Corporation                                                      146,150           2,616,085
LSB Corporation                                                                     170,800           1,964,200
Webster Financial Corporation                                                        75,694           2,297,313
                                                                                                    -----------
                                                                                                     13,043,908
                                                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 1.8%
Bridgford Foods Corporation                                                         112,353           1,516,765
Performance Food Group Company (*)(+)                                                81,300           2,389,407
                                                                                                    -----------
                                                                                                      3,906,172
                                                                                                    -----------
BUILDING MATERIALS - 0.5%
Elcor Corporation                                                                    48,400           1,134,980
                                                                                                    -----------
CHEMICALS & PLASTICS - 5.3%
Penford Corporation                                                                 188,500           2,015,065
RPM, Inc.                                                                           561,500           6,822,225
Schulman (A.), Inc.                                                                 249,300           2,966,670
                                                                                                    -----------
                                                                                                     11,803,960
                                                                                                    -----------
COMMERCIAL SERVICES - 7.7%
ABM Industries, Inc.                                                                109,800           2,997,540
FTI Consulting, Inc. (*)                                                             65,600           1,945,040
Kendle International, Inc. (*)                                                      179,300           3,551,933
Res-Care, Inc. (*)(+)                                                               345,400           3,105,146
Tetra Tech, Inc. (*)                                                                206,700           5,349,396
                                                                                                    -----------
                                                                                                     16,949,055
                                                                                                    -----------
COMMUNICATIONS - 1.3%
Gentner Communications Corporation (*)(+)                                           143,600           2,682,448
Signal Technology Corporation (*)                                                    13,000              77,350
ViaSat, Inc. (*)                                                                      6,500              96,265
                                                                                                    -----------
                                                                                                      2,856,063
                                                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 1.1%
TALX Corporation                                                                    148,800           2,529,600
                                                                                                    -----------
COMPUTERS & INFORMATION - 3.0%
Black Box Corporation (*)(+)                                                         40,600           1,828,218
ProQuest Company (*)                                                                139,400           4,767,480
                                                                                                    -----------
                                                                                                      6,595,698
                                                                                                    -----------

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
DATA PROCESSING & PREPARATION - 2.9%
Arbitron, Inc. (*)                                                                  130,800         $ 3,531,600
FactSet Research Systems, Inc.                                                      120,400           2,979,900
                                                                                                    -----------
                                                                                                      6,511,500
                                                                                                    -----------
ELECTRIC UTILITIES - 0.9%
Central Vermont Public Services Corporation                                         114,200           1,977,944
                                                                                                    -----------
ELECTRICAL EQUIPMENT - 3.3%
LSI Industries, Inc.                                                                195,700           4,305,400
Woodhead Industries, Inc.                                                           186,000           3,018,780
                                                                                                    -----------
                                                                                                      7,324,180
                                                                                                    -----------
ELECTRONICS - 10.6%
AZZ, Inc.                                                                           172,000           3,354,000
EDO Corporation (+)                                                                 162,500           4,379,375
Elantec Semiconductor, Inc. (*)                                                      80,700           2,638,083
Lifeline Systems, Inc. (*)                                                          132,700           2,534,570
Rogers Corporation (*)                                                              117,000           3,878,550
Sipex Corporation (*)                                                               155,300           1,335,580
Spectrum Control, Inc. (*)                                                          165,500             973,140
Technitrol, Inc.                                                                    169,700           4,222,136
                                                                                                    -----------
                                                                                                     23,315,434
                                                                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 1.4%
Actel Corporation (*)                                                               168,700           3,129,385
                                                                                                    -----------
FINANCIAL SERVICES - 2.6%
Eaton Vance Corporation                                                              70,900           1,992,290
Mid-Atlantic Realty Trust REIT                                                      267,800           3,749,200
                                                                                                    -----------
                                                                                                      5,741,490
                                                                                                    -----------
FOREST PRODUCTS & PAPER - 1.6%
Astronics Corporation (*)                                                           171,800           2,319,300
Fibermark, Inc. (*)                                                                 160,300           1,202,250
                                                                                                    -----------
                                                                                                      3,521,550
                                                                                                    -----------
HEALTH CARE PROVIDERS - 1.7%
CorVel Corporation (*)                                                               46,600           1,398,000
Pediatrix Medical Group, Inc. (*)                                                    81,200           2,358,048
                                                                                                    -----------
                                                                                                      3,756,048
                                                                                                    -----------
HEAVY CONSTRUCTION - 2.2%
Crossmann Communities, Inc.                                                          83,600           2,299,000
Willbros Group, Inc. (*)                                                            173,500           2,550,450
                                                                                                    -----------
                                                                                                      4,849,450
                                                                                                    -----------
HEAVY MACHINERY - 6.4%
Brooks Automation, Inc. (*)(+)                                                       68,300           2,204,724
Gardner Denver, Inc. (*)                                                            105,200           2,172,380
Hardinge, Inc.                                                                      202,000           1,888,700

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
HEAVY MACHINERY - CONTINUED
Joy Global, Inc.  (*)(+)                                                            144,800         $ 2,526,760
Knight Transportation, Inc. (*)                                                     140,300           3,421,917
Robbins & Myers, Inc. (+)                                                            70,600           1,934,440
                                                                                                    -----------
                                                                                                     14,148,921
                                                                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.0%
Palm Harbor Homes, Inc. (*)                                                          75,700           1,684,476
Quixote Corporation                                                                  50,000           1,107,500
Stanley Furniture Company, Inc. (*)                                                  60,600           1,618,020
                                                                                                    -----------
                                                                                                      4,409,996
                                                                                                    -----------
INSURANCE - 2.1 %
Donegal Group, Inc. Cl. A                                                           108,000           1,058,400
Donegal Group, Inc. Cl. B                                                            27,800             268,826
Stewart Information Services Corporation (*)                                        174,100           3,325,310
                                                                                                    -----------
                                                                                                      4,652,536
                                                                                                    -----------
LODGING - 0.8%
MTR Gaming Group, Inc. (*)                                                          173,400           1,838,040
                                                                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 1.8%
Saga Communications, Inc. (*)                                                       195,475           3,909,500
                                                                                                    -----------
MEDICAL SUPPLIES - 3.5%
Coherent, Inc. (*)                                                                  124,800           3,307,200
II-VI, Inc. (*)                                                                     194,400           2,966,544
Rudolph Technologies, Inc. (*)                                                       56,400           1,426,920
                                                                                                    -----------
                                                                                                      7,700,664
                                                                                                    -----------
NATIONAL COMMERCIAL BANKS - 1.1%
Sterling Bancorp                                                                     87,150           2,335,620
                                                                                                    -----------
OIL & GAS - 1.2%
RPC, Inc.                                                                           180,300           2,594,517
                                                                                                    -----------
PHARMACEUTICALS - 1.6%
K-V Pharmaceutical Company Cl. A (*)                                                 41,500           1,048,705
Pharmaceutical Resources, Inc. (*)                                                   71,300           2,445,590
                                                                                                    -----------
                                                                                                      3,494,295
                                                                                                    -----------
PREPACKAGED SOFTWARE - 0.5%
Transaction Systems Architects, Inc. Cl. A (*)                                      117,500           1,142,100
                                                                                                    -----------
RETAILERS - 2.2%
Cost Plus, Inc. (*)                                                                 111,500           2,168,675
Guitar Center, Inc. (*)                                                              28,600             394,394
Tweeter Home Entertainment Group, Inc. (*)                                          141,200           2,225,312
                                                                                                    -----------
                                                                                                      4,788,381
                                                                                                    -----------
STATE COMMERCIAL BANKS - 4.9%
Boston Private Financial Holdings, Inc.                                             147,000           2,985,570

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
STATE COMMERCIAL BANKS - CONTINUED
Financial Institutions, Inc.                                                        126,100         $ 2,617,836
First Republic Bancorp, Inc. (*)                                                    123,950           2,497,593
Pacific Crest Capital, Inc.                                                         148,400           2,782,871
                                                                                                    -----------
                                                                                                     10,883,870
                                                                                                    -----------
TRANSPORTATION - 0.5%
Forward Air Corporation (*)(+)                                                       43,900           1,155,887
                                                                                                    -----------
WATER COMPANIES - 1.3%
Southwest Water Company                                                             209,107           2,923,316
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost, $183,632,214)                                                 191,764,007


                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 10.1%
Credit Agricole, 2.50%, Due 11/05/01                                            $ 4,641,056           4,641,056
Fleet National Bank, 2.70%, Due 04/30/02                                          4,143,092           4,143,092
Merrill Lynch & Co., 2.63%, Due 04/05/02                                          2,495,528           2,495,528
Merrimac MM                                                                      10,988,737          10,988,737
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost, $22,268,413)                                     22,268,413

REPURCHASE AGREEMENTS - 11.7%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
  $25,898,165 due on 11/01/01 (secured by Federal Government Agency,
  2.925%-8.162%, due on 01/01/23-05/15/26, with value of $27,191,843), at cost   25,896,978          25,896,978
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $231,797,605)                                                   239,929,398

Other assets, less liabilities - (8.6%)                                                             (18,971,963)
                                                                                                    -----------
NET ASSETS - 100%                                                                                  $220,957,435
                                                                                                    ===========

REIT Real Estate Investment Trust
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB STEWART IVORY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 90.3%

             ISSUER                                                                  SHARES            VALUE
AUSTRALIA - 1.3%
Westpac Banking Corporation - (Banking)                                              61,000         $   453,656
                                                                                                    -----------
BELGIUM - 4.4%
Colruyt NV - (Beverages, Food & Tobacco)                                             19,480             833,233
Dexia - (Banking)                                                                    48,271             744,607
                                                                                                    -----------
                                                                                                      1,577,840
                                                                                                    -----------
BRAZIL - 0.7%
Tele Norte Leste ADR - (Telephone Systems) (+)                                       24,000             243,840
                                                                                                    -----------
FINLAND - 1.5%
Nokia OYJ - (Telephone Systems)                                                      26,809             549,702
                                                                                                    -----------
FRANCE - 12.0%
AXA Company - (Insurance)                                                            27,813             608,608
Essilor International SA - (Cosmetics & Personal Care)                               23,290             652,040
L'Oreal SA - (Cosmetics & Personal Care)                                              9,480             654,768
Pinault-Printemps-Redoute - (Retailers) (+)                                           4,500             518,283
STMicroelectronics NV - (Electronics)                                                20,293             573,799
Technip SA - (Commercial Services) (+)                                                4,500             508,963
Total Fina Elf - (Oil & Gas)                                                          5,516             774,877
                                                                                                    -----------
                                                                                                      4,291,338
                                                                                                    -----------
GERMANY - 5.3%
Muenchener Rueckversicherungs-Gesellschaft AG - (Insurance)                           2,750             726,816
SAP AG - (Computer Software & Processing)                                             3,400             352,095
Schering AG - (Pharmaceuticals)                                                      16,042             827,023
                                                                                                    -----------
                                                                                                      1,905,934
                                                                                                    -----------
HONG KONG - 4.7%
Asia Satellite Telecom Holdings - (Telephone Systems)                               232,000             295,930
China Resources Enterprises Ltd. - (Industrial - Diversified)                       540,000             543,427
Hong Kong & China Gas Company Ltd. - (Oil & Gas)                                    425,634             532,008
Television Broadcasts Ltd. - (Media - Broadcasting & Publishing)                    108,000             318,441
                                                                                                    -----------
                                                                                                      1,689,806
                                                                                                    -----------
IRELAND - 0.7%
Kerry Group PLC Cl. A - (Beverages, Food & Tobacco)                                  20,000             255,022
                                                                                                    -----------
ITALY - 2.6%
Class Editori SpA - (Media - Broadcasting & Publishing)                              84,136             252,296
Luxottica ADR - (Medical Supplies) (+)                                               42,046             662,645
                                                                                                    -----------
                                                                                                        914,941
                                                                                                    -----------
JAPAN - 17.3%
ACOM Company Ltd. - (Financial Services) (+)                                          8,300             692,796
Fuji Photo Film Company Ltd. - (Entertainment & Leisure)                             19,000             626,919
Ito-Yokado Company Ltd. - (Retailers)                                                 8,000             352,826
Japan Airport Terminal Company Ltd. - (Commercial Services)                          42,000             343,368
Konami Company Ltd. - (Entertainment & Leisure)                                      13,000             404,525
Mitsubishi Estate Company Ltd. - (Real Estate)                                       48,000             469,258

DLB STEWART IVORY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
JAPAN - CONTINUED
Mitsubishi Tokyo Financial Group, Inc. - (Banking) (*)                                   67         $   497,958
NEC Corporation - (Electrical Equipment)                                             31,000             281,036
Nintendo Company Ltd. - (Entertainment & Leisure)                                     2,000             308,396
NTT Docomo, Inc. - (Telephone Systems)                                                   47             637,210
OBIC Company Ltd. - (Computer Software & Processing)                                  2,500             551,290
Takeda Chemical Industries Ltd. - (Pharmaceuticals)                                   8,000             387,455
Toyota Motor Corporation - (Automotive)                                              26,300             637,953
                                                                                                    -----------
                                                                                                      6,190,990
                                                                                                    -----------
LUXEMBOURG - 1.5%
SES Astra - (Media - Broadcasting & Publishing)                                       4,943             538,592
                                                                                                    -----------
MEXICO - 1.0%
Telefonos de Mexico ADR - (Telephone Systems)                                        10,000             340,600
                                                                                                    -----------
NETHERLANDS - 2.0%
ING Groep NV - (Insurance)                                                           28,986             723,022
                                                                                                    -----------
PORTUGAL - 1.9%
Portugal Telecom (Reg) - (Telephone Systems) (*)                                     86,537             685,754
                                                                                                    -----------
SPAIN - 2.9%
Banco Popular Espanol SA - (Banking)                                                 16,000             537,418
Telefonica SA - (Telephone Systems) (*)                                              41,966             504,124
                                                                                                    -----------
                                                                                                      1,041,542
                                                                                                    -----------
SWEDEN - 3.6%
Nordea AB - Euro denominated (formerly Nordic Baltic) - (Banking)                   115,000             509,503
Nordea AB (formerly Nordic Baltic) - (Banking)                                       13,207              58,197
Securitas Cl. B - (Commercial Services) (+)                                          42,498             705,736
                                                                                                    -----------
                                                                                                      1,273,436
                                                                                                    -----------
SWITZERLAND - 5.2%
Bank Sarasin & Compagnie Cl. B - (Banking)                                              350             639,382
Kaba Holdings AG Cl. B - (Electrical Equipment)                                       2,165             469,039
Novartis AG - (Pharmaceuticals)                                                      20,041             750,004
                                                                                                    -----------
                                                                                                      1,858,425
                                                                                                    -----------
UNITED KINGDOM - 21.7%
Amvescap PLC - (Financial Services)                                                  33,000             393,696
AstraZeneca PLC - (Pharmaceuticals)                                                  13,250             597,793
Capita Group PLC - (Commercial Services)                                             59,000             373,400
Centrica PLC - (Oil & Gas)                                                          190,000             605,384
Compass Group PLC - (Commercial Services)                                            75,000             547,224
Glaxo SmithKline PLC - (Pharmaceuticals)                                             32,000             861,301
Pearson PLC - (Media - Broadcasting & Publishing)                                    38,000             455,005
Royal Bank of Scotland Group PLC - (Banking)                                         29,800             713,207
Shell Transport & Trading Company - (Oil & Gas)                                      94,000             704,317
Standard Chartered PLC - (Banking)                                                   43,000             429,792
Taylor Nelson Sofres PLC - (Advertising)                                            170,000             463,749

DLB STEWART IVORY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
UNITED KINGDOM - CONTINUED
Vodafone AirTouch PLC - (Telephone Systems)                                         422,000         $   976,209
William Morrison Supermarkets PLC - (Food Retailers)                                209,000             614,230
                                                                                                    -----------
                                                                                                      7,735,307
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost $37,253,714)                                                    32,269,747

PREFERRED STOCKS - 2.7%

GERMANY - 2.7%
Fresenius N-Vtg Pref - (Pharmaceuticals)                                              7,454             600,754
Porsche AG - (Automotive) (+)                                                         1,350             373,820
                                                                                                    -----------
TOTAL PREFERRED STOCKS (identified cost $1,035,882)                                                     974,574


                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 9.2%
Credit Agricole, 2.50%, Due 11/05/01                                              $ 681,168             681,168
Merrill Lynch & Co., 2.63%, Due 04/05/02                                            340,584             340,584
Fleet National Bank, 2.70%, Due 04/30/02                                            816,132             816,132
Merrimac MM                                                                       1,430,452           1,430,452
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost $3,268,336)                                        3,268,336


REPURCHASE AGREEMENTS - 1.2%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
   $433,993 due on 11/01/01 (secured by Federal Government Agency,
   6.17%, due on 10/01/23, with value of $455,725), at cost                         433,973             433,973
                                                                                                    -----------
TOTAL INVESTMENTS (identified cost, $41,991,905)                                                     36,946,630

Other assets, less liabilities - (3.4%)                                                              (1,201,561)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $35,745,069
                                                                                                    ===========

ADR American Depository Receipt
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB STEWART IVORY EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
================================================================================

COMMON STOCKS - 93.8%

             ISSUER                                                                  SHARES            VALUE
ARGENTINA - 0.5%
Quilmes Industrial SA ADR - (Beverages, Food & Tobacco)                              11,500         $   115,000
                                                                                                    -----------
BRAZIL - 6.7%
Companhia de Bebidas das Americas ADR - (Beverages, Food & Tobacco) (+)              25,000             406,000
Companhia Paranaense de Energia Sponsored ADR - (Electric Utilities)                 44,000             211,200
Companhia Vale do Rio Doce ADR - (Metals) (+)                                        21,000             439,320
Tele Norte Leste ADR - (Telephone Systems) (+)                                       30,873             313,670
Telemig Celular Part - (Telephone Systems)                                            4,500             107,865
                                                                                                    -----------
                                                                                                      1,478,055
                                                                                                    -----------
CHILE - 3.1 %
Antofagasta PLC - (Metals)                                                           69,000             431,669
Compania de Telecomunicaciones ADR - (Telephone Systems) (*)                         15,000             154,500
Distribucion y Servicio ADR - (Food Retailers)                                        8,000              86,800
                                                                                                    -----------
                                                                                                        672,969
                                                                                                    -----------
CHINA - 17.6%
Asia Satellite Telecom Holdings - (Telephone Systems)                               333,000             424,761
Beijing Capital International Airport Cl. H - (Engineering & Construction)        1,750,000             430,742
China Resources Beijing Land Ltd. - (Real Estate)                                 1,000,000             256,394
China Resources Enterprises Ltd. - (Industrial - Diversified)                     1,776,000           1,787,270
Clipsal Industries Ltd. - (Electrical Equipment)                                    197,067             269,111
Road King Infrastructure Ltd. - (Engineering & Construction)                        450,000             138,453
Shangri-La Asia Ltd. - (Lodging)                                                    600,000             346,132
Zhejiang Expressway Holdings Company Ltd. - (Transportation)                      1,000,000             233,318
                                                                                                    -----------
                                                                                                      3,886,181
                                                                                                    -----------
CROATIA - 1.6%
Pliva d.d. GDR 144A - (Pharmaceuticals) (+)                                          41,500             356,427
                                                                                                    -----------
EGYPT - 2.9%
Al-Ahram Beverages Company GDR - (Beverages, Food & Tobacco) (*)                      2,000              14,717
Al-Ahram Beverages Company GDR 144A - (Beverages, Food & Tobacco) (*)                39,700             292,140
Commercial International Bank GDR 144A - (Banking)                                   18,000             137,903
Commercial International Bank Sponsored GDR - (Banking)                              25,000             191,533
                                                                                                    -----------
                                                                                                        636,293
                                                                                                    -----------
HUNGARY - 2.8%
Gedeon Richter GDR 144A - (Pharmaceuticals)                                           6,600             358,701
OTP GDR 144A - (Banking)                                                              5,100             268,440
                                                                                                    -----------
                                                                                                        627,141
                                                                                                    -----------
INDIA - 4.5%
Cipla Ltd. - (Pharmaceuticals)                                                       11,000             243,875
Hindalco GDR 144A - (Metals) (+)                                                     20,000             219,000
Housing Development Finance Corporation Ltd. - (Financial Services)                  37,000             538,869
                                                                                                    -----------
                                                                                                      1,001,744
                                                                                                    -----------
ISRAEL - 3.1%
Audiocodes Ltd. - (Communications) (*)                                               21,000              56,070
Bank Leumi le Israel - (Banking)                                                    138,920             247,725
Orbotech - (Medical Supplies) (*)                                                     5,100             109,956
Teva Pharmaceutical Industries Ltd. ADR - (Pharmaceuticals)                           4,500             278,100
                                                                                                    -----------
                                                                                                        691,851
                                                                                                    -----------

DLB STEWART IVORY EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
MALAYSIA - 1.8%
101 Corporation - (Beverages, Food & Tobacco)                                       450,000         $   395,516
                                                                                                    -----------
MEXICO - 11.6%
America Movil SA de CV ADR Series L - (Telephone Systems)                            13,700             205,500
Cemex SA ADR - (Building Materials)                                                   9,800             225,400
Coca-Cola Femsa ADR - (Beverages, Food & Tobacco)                                    10,000             200,900
Consorcio ARA SA de CV - (Real Estate) (*)                                          207,000             281,208
Fomento Economico Mexicano SA de CV Sponsored ADR - (Beverages, Food & Tobacco)       6,400             198,400
Grupo Aeroportuario Sur ADR - (Commercial Services) (*)                              19,500             239,850
Grupo Financiero BBVA Bancomer SA de CV - (Financial Services) (*)                  305,000             230,846
Grupo Modelo Cl. C - (Beverages, Food & Tobacco)                                     95,500             219,315
Telefonos de Mexico ADR - (Telephone Systems)                                        13,700             466,622
Walmart de Mexico - (Retailers)                                                     141,000             304,347
                                                                                                    -----------
                                                                                                      2,572,388
                                                                                                    -----------
PHILIPPINE ISLANDS - 0.5%
Ayala Land, Inc. - (Real Estate)                                                  1,411,000             119,278
                                                                                                    -----------
POLAND - 1.4%
Agora SA GDR 144A - (Media - Broadcasting & Publishing) (*)                          22,000             297,326
                                                                                                    -----------
SOUTH AFRICA - 7.6%
ABSA Group Ltd. - (Banking)                                                          63,000             221,519
Bidvest Group Ltd. - (Commercial Services) (*)                                       58,000             275,500
Harmony Gold Mining Company Ltd. - (Metals)                                          45,000             261,171
Reunert Ltd. - (Electronics)                                                        270,000             480,402
Softline Ltd. - (Prepackaged Software) (*)                                        1,554,000             133,311
South African Breweries PLC - (Beverages, Food & Tobacco)                            49,000             305,144
                                                                                                    -----------
                                                                                                      1,677,047
                                                                                                    -----------
SOUTH KOREA - 16.7%
Hite Brewery Company Ltd. - (Beverages, Food & Tobacco)                               9,130             331,103
Kookmin Bank - (Banking)                                                             22,250             343,364
Kookmin Bank Sponsored GDR 144A - (Banking)                                          17,000             261,870
Kookmin Bank Sponsored GDR 144A - (Banking)                                          17,300             256,905
Koram Bank - (Banking) (*)                                                           20,000             120,833
Korea Telecom ADR - (Telephone Systems)                                              11,350             236,534
Korea Zinc Company Ltd. - (Metals)                                                   28,000             283,025
S1 Corporation - (Commercial Services)                                               47,500             597,415
Samsung Electronics GDR 144A - (Electronics) (*)                                      7,400             495,714
Samsung Fire & Marine Insurance Company Ltd. - (Insurance)                           14,600             456,250
Shinsegae Department Store Company - (Retailers)                                      4,300             304,915
                                                                                                    -----------
                                                                                                      3,687,928
                                                                                                    -----------
SRI LANKA - 1.5%
John Keells Holdings Limited - (Industrial - Diversified)                           581,250             336,796
                                                                                                    -----------
TAIWAN - 5.7%
Premier Image Technology Corporation - (Electronics)                                215,000             287,496
President Chain Store Corporation - (Retailers)                                     206,172             384,894
Quanta Computer, Inc. - (Computers & Information)                                    50,000             107,091
Siliconware Precision Industries Company - (Electronics) (*)                        261,060             135,253
Sunplus Technology Company, Ltd. - (Electronics/Semiconductors)                      86,400             167,549
Taiwan Semiconductor Manufacturing Company Ltd. - (Electronics) (*)                 105,952             187,064
                                                                                                    -----------
                                                                                                      1,269,347
                                                                                                    -----------

DLB STEWART IVORY EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
================================================================================

             ISSUER                                                                  SHARES            VALUE
THAILAND - 4.2%
Electricity Generating Public Company Ltd. - (Electric Utilities)                   816,900         $   648,188
Golden Land Properties F/R - (Real Estate) (*)                                    1,444,997             287,449
                                                                                                    -----------
                                                                                                        935,637
                                                                                                    -----------
TOTAL COMMON STOCKS (identified cost $25,806,161)                                                    20,756,924

PREFERRED STOCKS - 1.0%

BRAZIL - 1.0%
Banco Itau SA - (Banking) (identified cost $293,639)                              3,590,000             228,454
                                                                                                    -----------


                                                                                  PRINCIPAL
                                                                                     AMOUNT
SECURITY LENDING COLLATERAL - 6.2%
Credit Agricole, 2.50%, Due 11/05/01                                              $ 285,778             285,778
Merrill Lynch & Co., 2.63%, Due 04/05/02                                            142,889             142,889
Fleet National Bank, 2.70%, Due 04/30/02                                            442,402             442,402
Merrimac MM                                                                         500,134             500,134
                                                                                                    -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost $1,371,203)                                        1,371,203

REPURCHASE AGREEMENTS - 2.1%
Investors Bank & Trust Repurchase Agreement, 1.65%, dated 10/31/01,
   $465,723 due on 11/01/01 (secured by Federal Government Agency,
   8.50%, due on 10/01/09, with value of $489,066), at cost                         465,702             465,702
                                                                                                    -----------

TOTAL INVESTMENTS (identified cost, $27,936,705)                                                     22,822,283

Other assets, less liabilities - (3.1%)                                                                (692,100)
                                                                                                    -----------
NET ASSETS - 100%                                                                                   $22,130,183
                                                                                                    ===========

144A SEC Rule 144A Restricted Security
ADR American Depository Receipt
GDR Global Depository Receipt
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
==============================================================================

                BONDS - 94.9%
S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                RESIDENTIAL MORTGAGE BACKED - 30.6%
    AAA         Federal Home Loan Mortgage Corporation, 6.00%, 2028            $1,131,630       $ 1,151,501
    AAA         Federal Home Loan Mortgage Corporation, 6.50%, 2031               299,449           308,517
    AAA         Federal Home Loan Mortgage Corporation, 7.50%, 2023               115,099           121,642
    AAA         Federal Home Loan Mortgage Corporation, 7.50%, 2031               932,919           977,802
    AAA         Federal Home Loan Mortgage Corporation, 8.50%, 2031               254,959           271,582
    AAA         Federal National Mortgage Association, 6.00%, 2011                263,586           273,107
    AAA         Federal National Mortgage Association, 6.50%, 2028                701,768           723,817
    AAA         Federal National Mortgage Association, 6.50%, 2029                607,546           626,441
    AAA         Federal National Mortgage Association, 6.50%, 2031 (#)            500,000           514,065
    AAA         Federal National Mortgage Association, 6.50%, 2031 (#)            275,000           281,740
    AAA         Federal National Mortgage Association, 7.00%, 2029                 24,287            25,336
    AAA         Federal National Mortgage Association, 7.00%, 2030                419,419           437,534
    AAA         Federal National Mortgage Association, 7.50%, 2029                509,646           534,644
    AAA         Government National Mortgage Association, 6.00%, 2011             221,495           230,200
    AAA         Government National Mortgage Association, 7.00%, 2024              42,479            44,661
    AAA         Government National Mortgage Association, 7.00%, 2029             778,838           813,979
    AAA         Government National Mortgage Association, 7.50%, 2011             230,738           245,092
    AAA         Government National Mortgage Association, 7.50%, 2011             123,363           131,038
    AAA         Government National Mortgage Association, 7.50%, 2023             173,284           183,528
    AAA         Government National Mortgage Association, 8.00%, 2009             120,779           127,862
    AAA         Government National Mortgage Association, 8.00%, 2026              14,737            15,683
    AAA         Government National Mortgage Association, 8.00%, 2026             100,886           107,366
    AAA         Government National Mortgage Association, 8.50%, 2030             193,825           206,457
                                                                                                -----------
                                                                                                  8,353,644
                                                                                                -----------
                INDUSTRIAL - 26.1%
    BBB         Airgas, Inc., 7.14%, 2004                                         415,000           424,856
    BBB         Albertson's, Inc., 7.50%, 2011                                    200,000           219,956
     A          Anheuser-Busch Companies, Inc., 6.00%, 2011                       130,000           136,488
    BBB         AOL Time Warner, Inc., 7.625%, 2031                               325,000           346,771
    BBB         Avnet, Inc., 8.20%, 2003                                          175,000           182,906
     AA         Boeing Capital Corporation, 7.10%, 2005                           170,000           183,284
    AAA         Bristol-Myers Squibb Company, 5.75%, 2011                         100,000           104,065
     A          Cardinal Health, Inc., 6.75%, 2011                                150,000           159,874
    BBB         Comcast Cable Communications, 6.375%, 2006                        130,000           136,603
     D          Comdisco, Inc., 6.13%, 2001 (*)                                   415,000           333,037
    BBB         ConAgra Foods, Inc., 6.00%, 2006                                  110,000           114,816
    BBB         Consolidated Natural Gas Company, 6.25%, 2011                      60,000            61,295
    BBB         Cytec Industries, Inc., 6.75%, 2008                               130,000           125,947
    BBB         Daimler-Chrysler NA Holding Corporation, 6.40%, 2006 (+)          130,000           130,649
     A          Ecolab, Inc., 6.875%, 2011                                        120,000           123,324
     AA         Eli Lilly & Company, 5.50%,2006                                   125,000           130,974
    BBB         Enterprise Products Partners L.P., 7.50%, 2011                    125,000           133,384

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
==============================================================================

S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                INDUSTRIAL - CONTINUED
    BBB         Ford Motor Company, 7.45%, 2031 (+)                            $  185,000       $   173,665
    BBB         Ford Motor Credit Company, 7.60%, 2005                            250,000           261,307
    BBB         Fred Meyer, Inc., 7.45%, 2008                                     140,000           150,762
    BBB         General Motors Acceptance Corporation, 7.75%, 2010                325,000           340,996
    BBB         Georgia Pacific, 9.95%, 2002                                      175,000           180,057
    BBB         Humana, Inc., 7.25%, 2006                                         100,000           103,741
     A          International Business Machines Corporation, 6.22%, 2027          400,000           425,720
    AAA         Interpublic Group Companies, Inc., 7.875%, 2005                   175,000           190,706
     A          KeySpan Gas East Corporation, 6.90%, 2008                         150,000           159,914
     A          Kimco Realty Corporation, 7.86%, 2007                             160,000           171,560
     A          Kraft Foods, Inc., 6.50%, 2031                                     30,000            29,827
    BBB         Masco Corporation, 6.75%, 2006                                    130,000           135,850
     A          Reed Elsevier Capital, 6.125%, 2006                               130,000           135,695
    BBB         Safeway, Inc., 6.05%, 2003                                        175,000           183,664
    BBB         Southern Natural Gas Company, 7.35%, 2031                          80,000            78,192
    BBB         Sunoco, Inc., 6.75%, 2011                                          60,000            62,364
     A          Target Corporation, 5.50%, 2007                                   110,000           114,201
     A          Telecommunications, Inc., 9.80%, 2012                             170,000           208,281
    BBB         Tosco Corporation, 7.25%, 2007                                    150,000           163,291
     A          Tyco International Group SA, 6.375%, 2006                         160,000           168,861
     A          Tyco International Group SA, 6.375%, 2011                         125,000           128,449
     A          United Technologies Corporation, 6.35%, 2011                      135,000           143,377
    BBB         Visteon Corporation, 8.25%, 2010                                   90,000            93,844
     AA         Wal-Mart Stores, Inc., 6.875%, 2009                               200,000           220,216
     A          Weyerhauser Company, 6.00%, 2006                                   60,000            62,347
                                                                                                -----------
                                                                                                  7,135,116
                                                                                                -----------
                U.S. GOVERNMENT - 10.8%
    AAA         U.S. Treasury Bond, 5.50%, 2028                                 1,000,000         1,061,250
    AAA         U.S. Treasury Bond, 6.125%, 2029 (+)                              510,000           589,132
    AAA         U.S. Treasury Bond, 6.50%, 2006 (+)                               475,000           535,857
    AAA         U.S. Treasury Note, 5.50%, 2003 (+)                               750,000           781,170
                                                                                                -----------
                                                                                                  2,967,409
                                                                                                -----------
                INTERNATIONAL - 10.8%
    BBB         Canadian National Railway Company, 7.00%, 2004                    350,000           372,410
    BBB         Canadian National Railway Company, 6.375%, 2011                   120,000           124,539
     A          Hellenic Republic, 6.95%, 2008                                    300,000           336,201
    BBB         Nortel Networks Ltd., 6.125%, 2006                                 50,000            38,203
    BBB         Oslo Seismic Services, Inc., 8.28%, 2011                          356,497           400,588
    BBB         Petroleum Geo Services, 7.50%, 2007                               100,000            94,839
     A          Province of Newfoundland, 7.32%, 2023                             350,000           398,352
     AA         Province of Ontario, 5.50%, 2008                                  325,000           341,318
     A          Province of Quebec, 7.50%, 2029                                   200,000           235,406

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
==============================================================================

S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                INTERNATIONAL - CONTINUED
    BBB         Southern Investments UK, 6.375%, 2001                          $  400,000       $   400,300
     A          Telephonica Europe BV, 7.35%, 2005                                200,000           214,698
                                                                                                -----------
                                                                                                  2,956,854
                                                                                                -----------
                COMMERCIAL MORTGAGE BACKED - 3.8%
    AAA         CS First Boston Mortgage Securities Corporation
                  1997-C2 A2, 6.52%, 2007                                         175,000           187,094
    AAA         J. P. Morgan Commercial Mortgage Finance Corporation
                  1999-C7 A2, 6.507%, 2035                                        400,000           427,542
    AAA         Nomura Asset Securities Corporation 1998-D6 A, 6.59%, 2030        400,000           430,726
                                                                                                -----------
                                                                                                  1,045,362
                                                                                                -----------
                BANKS - 3.6%
     A          Household Finance Corporation, 6.375%, 2011                       325,000           331,344
     A          SunTrust Banks, Inc., 6.00%, 2026                                 400,000           418,000
     A          Wachovia Corporation, 4.95%, 2006                                 100,000            99,807
     A          Wells Fargo Financial, Inc., 6.125%, 2006 (+)                     125,000           132,211
                                                                                                -----------
                                                                                                    981,362
                                                                                                -----------
                TELEPHONE UTILITIES - 3.1%
     A          BellSouth Corporation, 5.00%, 2006                                100,000           100,998
    BBB         Cox Communications, Inc., 7.75%, 2010 (+)                         160,000           175,795
    BBB         Qwest Communications International, Inc., 7.50%, 2008             250,000           259,323
    BBB         WorldCom, Inc., 8.25%, 2031                                       300,000           307,026
                                                                                                -----------
                                                                                                    843,142
                                                                                                -----------
                ASSET BACKED - 2.1%
    AAA         California Infrastructure SCE-1 1997-1 A4, 6.22%, 2004            161,667           163,000
    AAA         Conseco Finance Securitizations Corporation 2001-1 A4,
                  6.21%, 2032                                                      95,000           100,053
    AAA         Green Tree Financial Corporation 1996-2 A3, 6.90%, 2027            41,100            41,319
    AAA         MBNA Master Credit Card Trust 1999-B A, 5.90%, 2011               125,000           132,305
    AAA         Residential Accredit Loans, Inc. 2000-QS8 A4, 8.00%, 2030         125,000           134,735
                                                                                                -----------
                                                                                                    571,412
                                                                                                -----------
                TRANSPORTATION - 2.0%
     AA         Continental Airlines, Inc., 7.256%, 2020                          271,548           259,584
     AA         Continental Airlines, Inc., 8.048%, 2020                          145,886           145,669
    BBB         Norfolk Southern Corporation, 7.25%, 2031                         125,000           131,503
                                                                                                -----------
                                                                                                    536,756
                                                                                                -----------
                ELECTRIC UTILITIES - 1.6%
     A          Consolidated Edison, Inc., 6.15%, 2008                            200,000           202,498
    BBB         Dominion Resources, Inc., 7.82%, 2004                             140,000           152,823
    BBB         Progress Energy, Inc., 6.55%, 2004                                 75,000            79,254
                                                                                                -----------
                                                                                                    434,575
                                                                                                -----------

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
==============================================================================

S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                FINANCIAL SERVICES - 0.4%
     A          Countrywide Home Loans, Inc., 5.25%, 2004                      $  110,000       $   113,839
                                                                                                -----------
                TOTAL BONDS (identified cost $24,821,817)                                        25,939,471

                SECURITY LENDING COLLATERAL - 9.1%
                Credit Agricole, 2.50%, Due 11/05/01                              516,096           516,096
                Fleet National Bank, 2.70%, Due 04/30/02                          718,354           718,354
                Merrill Lynch & Co., 2.63%, Due 04/05/02                          258,048           258,048
                Merrimac MM                                                       983,802           983,802
                                                                                                -----------
                TOTAL SECURITY LENDING COLLATERAL (identified cost $2,476,300)                    2,476,300

                REPURCHASE AGREEMENTS - 8.1%
                Investors Bank & Trust Repurchase Agreement, 1.65%, dated
                  10/31/01, $2,218,976 due on 11/01/01 (secured by Federal
                  Government Agency, 7.625%, due on 12/20/23, with value of
                  $2,329,927), at cost                                          2,218,874         2,218,874
                                                                                                -----------
                TOTAL INVESTMENTS (identified cost, $29,516,990)                                 30,634,645

                Other assets, less liabilities - (12.1%)                                         (3,297,828)
                                                                                                -----------
                NET ASSETS - 100.0%                                                             $27,336,817
                                                                                                ===========

                (+) Denotes all or a portion of security on loan
                (*) Defaulted security
                (#) Delayed delivery contract


                See notes to financial statements.

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
==============================================================================

                BONDS - 90.1%
S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                AUTOMOTIVE & INDUSTRIAL - 1.4%
     B1         American Axle & Manufacturing, Inc., 9.75%, 2009               $  150,000       $   153,000
    BA1         Dana Corporation, 6.50%, 2009                                     250,000           205,000
                                                                                                -----------
                                                                                                    358,000
                                                                                                -----------
                BEVERAGES, FOOD & TOBACCO - 3.2%
    BA2         Constellation Brands, Inc., 8.00%, 2008                           250,000           258,750
     B3         Domino's, Inc., 10.375%, 2009                                     250,000           263,125
    BA2         Smithfield Foods, Inc. 144A, 8.00%, 2009                          250,000           259,375
                                                                                                -----------
                                                                                                    781,250
                                                                                                -----------
                BROADCASTING - 13.2%
     B2         Adelphia Communications Corporation, 9.375%, 2009                 250,000           225,000
     B2         Adelphia Communications Corporation, 10.875%, 2010                250,000           240,000
    BA1         British Sky Broadcasting Group, 6.875%, 2009                      500,000           479,350
    BA1         Chancellor Media Corporation, 8.00%, 2008                         250,000           266,250
     B2         Charter Communications Holdings, 10.75%, 2009                     500,000           517,500
     B3         Charter Communications, Inc., 4.75%, 2006                         125,000           104,531
    BA1         CSC Holdings, Inc., 7.625%, 2011                                  250,000           251,715
   CAA1         Echostar Communications Corporation, 4.875%, 2007                 250,000           212,812
   CAA1         Mediacom Communications Corporation, 5.25%, 2006                  250,000           238,750
     B2         Mediacom LLC/Capital Corporation, 8.50%, 2008                     250,000           250,000
     B3         NTL Communications Corporation, 11.875%, 2010 (+)                 250,000           147,500
     B2         Telewest Finance 144A, 6.00%, 2005                                480,000           319,379
                                                                                                -----------
                                                                                                  3,252,787
                                                                                                -----------
                BUILDING & REAL ESTATE - 2.6%
     B3         Great Lakes Dredge & Dock Corporation 144A, 11.25%, 2008          200,000           200,000
     B1         Intrawest Corporation, 9.75%, 2008                                500,000           450,000
                                                                                                -----------
                                                                                                    650,000
                                                                                                -----------
                CARGO TRANSPORT - 1.0%
    BA2         Kansas City Southern Railway, 9.50%, 2008                         250,000           260,000
                                                                                                -----------
                COAL - 2.2%
     B1         Peabody Energy Corporation, 9.625%, 2008                          500,000           535,000
                                                                                                -----------
                COMMERCIAL SERVICES - 3.1%
    BA3         Allied Waste North America, 8.875%, 2008                          480,000           494,400
     B1         Service Corporation International, 6.875%, 2007                   300,000           272,250
                                                                                                -----------
                                                                                                    766,650
                                                                                                -----------
                CONTAINERS, PACKAGING & GLASS - 5.0%
     B3         AEP Industries, Inc., 9.875%, 2007                                250,000           236,250
     B1         Ball Corporation, 8.25%, 2008                                     250,000           255,000

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
==============================================================================

S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                CONTAINERS, PACKAGING & GLASS - CONTINUED
   CAA3         LLS Corporation, 11.625%, 2009 (*)                             $  250,000       $    37,500
    BA2         Packaging Corporation of America, 9.625%, 2009                    450,000           481,500
    B3          Tekni-Plex, Inc., 12.75%, 2010                                    250,000           225,000
                                                                                                -----------
                                                                                                  1,235,250
                                                                                                -----------
                DIVERSIFIED/CONGLOMERATE MANUFACTURING - 1.0%
    B2          Unifrax Investments Corporation, 10.50%, 2003                     250,000           240,000
                                                                                                -----------
                DIVERSIFIED/CONGLOMERATE SERVICES - 4.9%
    B2          Buhrmann US, Inc., 12.25%, 2009                                   250,000           227,500
    B2          Iron Mountain, Inc., 8.625%, 2013                                 400,000           416,000
    B3          Williams Scotsman, Inc., 9.875%, 2007                             300,000           282,000
    B3          Worldwide Flight Services, 12.25%, 2007                           250,000           272,500
                                                                                                -----------
                                                                                                  1,198,000
                                                                                                -----------
                ELECTRONICS - 2.0%
    BA2         Sanmina Corporation, 4.25%, 2004                                   65,000            62,413
    BA1         Unisys Corporation, 7.875%, 2008                                  430,000           423,550
                                                                                                -----------
                                                                                                    485,963
                                                                                                -----------
                HEALTHCARE, EDUCATION & CHILDCARE - 7.8%
    BA3         Bergen Brunswig Corporation Cl. A, 7.25%, 2005                    250,000           254,945
    BA1         HCA - The Healthcare Company, 8.75%, 2010                         400,000           451,000
    BA1         Healthsouth Corporation 144A, 7.375%, 2006                        500,000           510,625
    BA1         Quest Diagnostics, Inc., 7.50%, 2011                              250,000           267,285
   BAA3         Tenet Healthcare Corporation, 7.625%, 2008                        400,000           429,000
                                                                                                -----------
                                                                                                  1,912,855
                                                                                                -----------
                HEAVY MACHINERY - 0.3%
    BA1         Briggs & Stratton Corporation, 8.875%, 2011                        65,000            66,665
                                                                                                -----------
                HOME/OFFICE FURNISHINGS/DURABLE CONSUMER PRODUCTS - 1.2%
    B3          Remington Products Company, 11.00%, 2006                          350,000           292,250
                                                                                                -----------
                HOTELS, MOTELS, INNS & GAMING - 11.6%
    B2          Argosy Gaming Company, 9.00%, 2011                                250,000           262,500
    BA2         HMH Properties, 7.875%, 2008                                      250,000           213,750
    B2          Horseshoe Gaming Holding Corporation, 8.625%, 2009                400,000           404,000
    BA2         Mandalay Resort Group, 9.50%, 2008                                500,000           500,000
    BA1         MGM Mirage, Inc., 8.375%, 2011                                    250,000           231,250
   BAA3         MGM Mirage, Inc., 8.50%, 2010                                     250,000           251,187
    BA3         Mohegan Tribal Gaming, 8.75%, 2009                                400,000           418,000
    BA1         Park Place Entertainment Corporation, 7.875%, 2005                340,000           331,500
   BAA3         Park Place Entertainment Corporation 144A, 7.50%, 2009            250,000           240,907
                                                                                                -----------
                                                                                                  2,853,094
                                                                                                -----------

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
==============================================================================

S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                INDUSTRIAL - 1.4%
   BAA3         Airgas, Inc., 7.14%, 2004                                      $   50,000       $    51,188
   BAA3         Airgas, Inc., 7.75%, 2006                                         200,000           205,000
    BA1         Airgas, Inc. 144A, 9.125%, 2011                                   100,000           103,500
                                                                                                -----------
                                                                                                    359,688
                                                                                                -----------
                LEISURE, AMUSEMENT & ENTERTAINMENT - 5.0%
    BA3         Hasbro, Inc., 7.95%, 2003                                         250,000           248,125
    BA1         International Game Technology, 8.375%, 2009                       500,000           522,500
    B1          Lodgenet Entertainment, 10.25%, 2006                              500,000           462,500
                                                                                                -----------
                                                                                                  1,233,125
                                                                                                -----------
                MEDICAL SUPPLIES - 0.7%
   BAA3         Apogent Technologies, Inc. 144A, 2.25%, 2021                      100,000           102,625
     NR         FEI Company 144A, 5.50%,2008                                       75,000            65,344
                                                                                                -----------
                                                                                                    167,969
                                                                                                -----------
                MINING/STEEL/IRON - 0.2%
     B3         Better Minerals & Aggregates Company, 13.00%, 2009                 55,000            41,800
                                                                                                -----------
                OIL & GAS - 6.1 %
     B2         Chesapeake Energy Corporation 144A, 8.125%, 2011                  250,000           244,375
    BA3         Cross Timbers Oil Company, 9.25%, 2007                            500,000           526,875
     B1         El Paso Energy Partners, L.P., 8.50%, 2011                        515,000           543,613
     B2         Elgin National Industries, 11.00%, 2007                           125,000            98,750
    BA3         Westport Resources Corporation, 8.25%, 2011                       100,000           100,000
                                                                                                -----------
                                                                                                  1,513,613
                                                                                                -----------
                PREPACKAGED SOFTWARE - 0.4%
                BEA Systems, Inc., 4.00%, 2006                                    125,000           100,000
                                                                                                -----------
                PRINTING & PUBLISHING - 3.9%
     B2         American Media Operations, Inc., 10.25%, 2009                     500,000           490,000
    BA2         Hollinger International Publishing, Inc., 8.625%, 2005            500,000           480,000
                                                                                                -----------
                                                                                                    970,000
                                                                                                -----------
                TECHNOLOGY - 4.0%
     NR         Conexant Systems, Inc., 4.00%, 2007                               245,000           137,200
     B3         Cooperative Computing, Inc., 9.00%, 2008                          500,000           185,000
     A3         Corning, Inc., 0.00%, 2015                                        155,000            78,664
     B2         Cymer, Inc., 7.25%, 2004                                          300,000           283,500
    BA2         Sanmina Corporation 144A, 0.00%, 2020                             290,000           101,138
    BA1         SCI Systems, Inc., 3.00%, 2007                                    250,000           191,250
                                                                                                -----------
                                                                                                    976,752
                                                                                                -----------
                TELECOMMUNICATIONS - 4.0%
     B3         Acterna Telecommunications Company, 9.75%, 2008                   115,000            57,500
   BAA2         AT&T Wireless Services, Inc., 7.875%, 2011                        250,000           268,825

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2001
==============================================================================

S&P/MOODY'S
BOND RATING                                                                    PRINCIPAL
(UNAUDITED)                        ISSUER                                        AMOUNT            VALUE
                TELECOMMUNICATIONS - CONTINUED
     B3         Commscope, Inc., 4.00%, 2006                                   $  105,000       $    84,000
     B2         ITC DeltaCom, Inc., 9.75%, 2008                                   250,000           100,000
     B3         McLeodUSA, Inc., 8.125%, 2009                                     275,000            63,250
     B1         Nextel Communications, Inc., 5.25%, 2010                          535,000           277,530
    BAA2        Nortel Networks Corporation 144A, 4.25%, 2008                      80,000            68,700
     B3         Williams Communications Group, Inc. 144A,
                  Preferred Stock, 0.00% (**)                                       5,000            50,625
     NR         WinStar Communications, Inc., 12.75%, 2010 (*)                  1,000,000             6,250
                                                                                                -----------
                                                                                                    976,680
                                                                                                -----------
                UTILITIES - 3.9%
    BA1         AES Corporation, 9.375%, 2010 (+)                                 500,000           471,485
    BAA3        Calpine Corporation, 7.75%, 2009                                  250,000           244,230
    BAA3        Calpine Corporation, 8.50%, 2011                                  250,000           255,268
                                                                                                -----------
                                                                                                    970,983
                                                                                                -----------
                TOTAL BONDS (identified cost $23,659,852)                                        22,198,374

                SECURITY LENDING COLLATERAL - 2.5%
                Credit Agricole, 2.50%, Due 11/05/01                              130,467           130,467
                Fleet National Bank, 2.70%, Due 04/30/02                          156,318           156,318
                Merrill Lynch & Co., 2.63%, Due 04/05/02                           65,234            65,234
                Merrimac MM                                                       273,981           273,981
                                                                                                -----------
                TOTAL SECURITY LENDING COLLATERAL (identified cost $626,000)                        626,000

                REPURCHASE AGREEMENTS - 8.2%
                Investors Bank & Trust Repurchase Agreement, 1.65%,
                  dated 10/31/01, $2,009,708 due on 11/01/01 (secured
                  by Federal Government Agency, 6.535%, due on 01/01/21,
                  with value of $2,110,108), at cost                            2,009,616         2,009,616
                                                                                                -----------
                TOTAL INVESTMENTS (identified cost, $26,295,468)                                 24,833,990

                Other assets, less liabilities - (0.8%)                                            (196,764)
                                                                                                -----------
                NET ASSETS - 100.0%                                                             $24,637,226
                                                                                                ===========

                (+)  Denotes all or a portion of security on loan
                (*)  Defaulted security
                (**) Non-income producing security


                See notes to financial statements.

THE DLB FUND GROUP

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Enhanced          Enhanced
                                                                      Core                             Index            Index
                                                                     Growth           Value          Core Equity        Growth
                                                                      Fund             Fund             Fund             Fund
                                                                  -------------    -------------    -------------    -------------
 ASSETS:
 Investments:
   Investments at cost                                            $ 142,910,003    $  47,421,005    $  31,755,153    $  23,570,176
   Net unrealized appreciation (depreciation)                       (24,148,768)       2,835,694       (3,051,299)      (3,528,370)
   Repurchase agreements, at value (1)                                1,338,377        2,437,764          389,523          132,367
                                                                  -------------    -------------    -------------    -------------
     Total investments at value (2)                                 120,099,612       52,694,463       29,093,377       20,174,173
 Foreign cash, at value (3)                                                --               --               --               --
 Receivable for investments sold                                           --               --            711,975          107,087
 Receivable for fund shares sold                                         35,161           25,573            3,252             --
 Dividends receivable                                                    59,418           66,150           25,113            7,198
 Interest receivable                                                      1,438            1,594              238              388
                                                                  -------------    -------------    -------------    -------------
                                                                    120,195,629       52,787,780       29,833,955       20,288,846
                                                                  -------------    -------------    -------------    -------------
 LIABILITIES:
 Payable for investments purchased                                      319,554             --            971,635          168,098
 Payable for fund shares redeemed                                       229,707           55,134            1,132             --
 Collateral for securities on loan                                    7,325,600        2,840,162          580,321          900,024
 Payable for when-issued securities                                        --               --               --               --
 Due to bank                                                               --                500             --               --
 Accrued management fees                                                 56,634           20,531            9,552              895
 Accrued expenses                                                        41,796           36,623           35,227           33,917
                                                                  -------------    -------------    -------------    -------------
                                                                      7,973,291        2,952,950        1,597,867        1,102,934
                                                                  -------------    -------------    -------------    -------------
 NET ASSETS                                                       $ 112,222,338    $  49,834,830    $  28,236,088    $  19,185,912
                                                                  =============    =============    =============    =============
 NET ASSETS CONSIST OF:
   Paid-in capital                                                $ 163,417,212    $  51,326,369    $  40,309,905    $  25,046,385
   Unrealized appreciation (depreciation) of investments and
     translation of assets and liabilities in foreign currencies    (24,148,768)       2,835,694       (3,051,299)      (3,528,370)
   Accumulated undistributed net realized gain (loss) on
     investments and foreign currency transactions                  (27,113,623)      (4,924,708)      (9,180,908)      (2,332,103)
   Accumulated undistributed net investment income                       67,517          597,475          158,390             --
                                                                  -------------    -------------    -------------    -------------
     Total                                                        $ 112,222,338    $  49,834,830    $  28,236,088    $  19,185,912
                                                                  =============    =============    =============    =============
 SHARES OF BENEFICIAL INTEREST OUTSTANDING                           13,474,247        3,844,765        3,039,090        2,505,371
                                                                  =============    =============    =============    =============
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
   PRICE PER SHARE (NET ASSETS/SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)                               $        8.33    $       12.96    $        9.29    $        7.66
                                                                  =============    =============    =============    =============

----------------------------------------------------------------------------------------------------------------------------------
 (1) Cost of repurchase agreements:                               $   1,338,377    $   2,437,764    $     389,523    $     132,367
 (2) Including securities on loan with market values of:          $   7,114,635    $   2,723,159    $     555,265    $     857,760
 (3) Cost of cash denominated in foreign currencies:              $        --      $        --      $        --      $        --

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
   Enhanced                         Small                                       Stewart Ivory
    Index                      Capitalization   Small Company   Stewart Ivory     Emerging
    Value        Technology         Value       Opportunities   International      Markets      Fixed Income     High Yield
    Fund            Fund            Fund            Fund            Fund            Fund            Fund            Fund
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  25,113,932   $  18,354,714   $  66,742,878   $ 205,900,627   $  41,557,932   $  27,471,003   $  27,298,116   $  24,285,852
   (1,889,075)     (8,109,721)     (4,184,306)      8,131,793      (5,045,275)     (5,114,422)      1,117,655      (1,461,478)
       66,519         617,031       1,746,047      25,896,978         433,973         465,702       2,218,874       2,009,616
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,291,376      10,862,024      64,304,619     239,929,398      36,946,630      22,822,283      30,634,645      24,833,990
         --              --              --              --         2,055,951         711,357            --              --
      565,494          70,998         326,602       2,483,969            --            65,340            --           275,197
         --              --            71,959       2,325,106             592            --              --              --
       32,198             287           6,934         174,555          70,654          36,477            --              --
          312             290           4,881           4,937           1,456             450         268,783         517,925
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,889,380      10,933,599      64,714,995     244,917,965      39,075,283      23,635,907      30,903,428      25,627,112
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      339,817            --              --           974,838            --            69,979         262,240         324,013
         --              --            71,051         477,714            --              --              --              --
      558,564         675,300       5,091,131      22,268,413       3,268,336       1,371,203       2,476,300         626,000
         --              --              --              --              --              --           787,219            --
         --              --           132,596            --              --              --              --              --
        5,760           2,456          39,828         188,245          20,840          24,862           5,073           3,853
       34,275          32,359          37,766          51,320          41,038          39,680          35,779          36,020
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      938,416         710,115       5,372,372      23,960,530       3,330,214       1,505,724       3,566,611         989,886
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  22,950,964   $  10,223,484   $  59,342,623   $ 220,957,435   $  35,745,069   $  22,130,183   $  27,336,817   $  24,637,226
=============   =============   =============   =============   =============   =============   =============   =============

$  25,012,627   $  25,157,460   $  61,863,461   $ 195,563,365   $  44,122,816   $  29,153,819   $  26,825,223   $  27,410,306

   (1,889,075)     (8,109,721)     (4,184,306)      8,131,793      (5,062,215)     (5,114,334)      1,117,655      (1,461,478)

     (446,763)     (6,824,255)      1,362,021      16,929,860      (3,456,448)     (2,020,244)       (616,402)     (1,321,752)
      274,175            --           301,447         332,417         140,916         110,942          10,341          10,150
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  22,950,964   $  10,223,484   $  59,342,623   $ 220,957,435   $  35,745,069   $  22,130,183   $  27,336,817   $  24,637,226
=============   =============   =============   =============   =============   =============   =============   =============
    2,501,248       2,557,208       6,112,183      15,838,533       6,525,646       2,962,940       2,537,024       2,755,132


$        9.18   $        4.00   $        9.71   $       13.95   $        5.48   $        7.47   $       10.78   $        8.94
=============   =============   =============   =============   =============   =============   =============   =============



$      66,519   $     617,031   $   1,746,047   $  25,896,978   $     433,973   $     465,702   $   2,218,874   $   2,009,616
$     520,442   $     641,251   $   4,833,173   $  21,225,996   $   3,099,600   $   1,286,061   $   2,423,559   $     616,867
$        --     $        --     $        --     $        --     $   2,073,274   $     711,257   $        --     $        --

THE DLB FUND GROUP

STATEMENTS OF OPERATIONS YEAR ENDED OCTOBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Enhanced         Enhanced
                                                                        Core                             Index            Index
                                                                       Growth          Value          Core Equity        Growth
                                                                        Fund            Fund             Fund             Fund*
                                                                    ------------    ------------     ------------     ------------
 INVESTMENT INCOME:
   Interest (1)                                                     $    307,728    $    116,628     $     11,235     $     22,557
   Dividends (2)                                                         699,229       1,100,279          403,315          109,939
                                                                    ------------    ------------     ------------     ------------
                                                                       1,006,957       1,216,907          414,550          132,496
                                                                    ------------    ------------     ------------     ------------
 EXPENSES:
   Management fees                                                       714,111         292,293          189,360           97,286
   Trustees' fees                                                          5,049           5,044            5,044            4,750
   Custodian fees                                                         48,985          50,465           81,100           51,662
   Administration fees                                                    93,623          38,845           24,649           15,150
   Accounting and audit fees                                              26,060          26,060           24,927           23,943
   Registration fees                                                      34,994          21,478           22,809           31,460
   Legal fees                                                              8,133           8,630            9,039            6,385
   Transfer and dividend disbursing agent fees                             8,373           8,384            8,395            7,100
   Miscellaneous                                                           4,927           4,915            5,116            3,560
                                                                    ------------    ------------     ------------     ------------
                                                                         944,255         456,114          370,439          241,296
   Reduction of expenses by investment manager                              --           (30,960)        (114,279)        (105,094)
                                                                    ------------    ------------     ------------     ------------

     Net expenses                                                        944,255         425,154          256,160          136,202
                                                                    ------------    ------------     ------------     ------------
     Net investment income (loss)                                         62,702         791,753          158,390           (3,706)
                                                                    ------------    ------------     ------------     ------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
 Realized gain (loss) (identified cost basis):
   Investment transactions                                           (26,655,595)       (261,387)      (9,173,910)      (2,332,103)

   Foreign currency transactions, forward foreign currency
     exchange contracts and other transactions denominated in
     foreign currency                                                      4,815            --               --               --
                                                                    ------------    ------------     ------------     ------------
     Net realized gain (loss) on investments and foreign currency    (26,650,780)       (261,387)      (9,173,910)      (2,332,103)
                                                                    ------------    ------------     ------------     ------------

 Change in unrealized appreciation (depreciation):
   Investments                                                       (32,871,616)     (2,559,777)      (6,136,463)      (3,528,370)

   Foreign currency transactions, forward foreign currency
     exchange contracts and other transactions denominated in
     foreign currency                                                       --              --               --               --
                                                                    ------------    ------------     ------------     ------------
     Net unrealized appreciation (depreciation) on investments
       and foreign currency                                          (32,871,616)     (2,559,777)      (6,136,463)      (3,528,370)
                                                                    ------------    ------------     ------------     ------------
     Net realized and unrealized gain (loss) on investments          (59,522,396)     (2,821,164)     (15,310,373)      (5,860,473)
                                                                    ------------    ------------     ------------     ------------
     Net increase (decrease) in net assets from operations          $(59,459,694)   $ (2,029,411)    $(15,151,983)    $ (5,864,179)
                                                                    ============    ============     ============     ============

----------------------------------------------------------------------------------------------------------------------------------
 (1) Interest income includes security lending income of:           $     13,940    $      3,038     $      2,126     $      1,947
 (2) Dividend income is net of withholding taxes of:                $     14,059    $     18,260     $      1,755     $       --

 * For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
   Enhanced                         Small                                       Stewart Ivory
    Index                      Capitalization   Small Company  Stewart Ivory      Emerging
    Value        Technology         Value       Opportunities  International       Markets      Fixed Income     High Yield
    Fund*           Fund            Fund*           Fund            Fund            Fund            Fund            Fund
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
$      21,617   $      24,483   $     162,667   $     749,972  $      64,451   $      34,635   $   1,753,314   $   2,247,643
      404,951          11,801         634,261       1,527,809        484,407         604,949            --            18,094
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
      426,568          36,284         796,928       2,277,781        548,858         639,584       1,753,314       2,265,737
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------

      108,764         145,413         369,682       1,630,031        311,649         312,499         106,022         124,498
        4,750           5,042           4,750           5,049          5,574           7,287           5,044           5,042
       48,069          42,963          35,610         100,569        113,422         114,182          63,012          43,023
       16,554           8,915          38,654         134,853         27,292          17,394          17,221          17,649
       23,942          24,570          25,010          24,926         26,983          26,984          26,358          27,122
       32,585          21,657          32,260          27,438         31,335          24,054          18,592          24,053
        6,385          11,390           6,385           8,936          7,973           6,381           8,536           9,790
        6,800           7,918           5,865           8,500          8,514           8,519           8,423           7,916
        3,560           6,312           3,559           6,391          5,126           5,079           4,925           6,780
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
      251,409         274,180         521,775       1,946,693        537,868         522,379         258,133         265,873
      (99,139)        (85,143)        (72,877)           --         (122,337)        (84,880)       (112,353)        (79,124)
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
      152,270         189,037         448,898       1,946,693        415,531         437,499         145,780         186,749
      274,298        (152,753)        348,030         331,088        133,327         202,085       1,607,534       2,078,988
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------



     (446,887)     (6,611,465)      1,358,138      22,369,615     (3,409,468)     (2,020,921)        249,250      (1,321,752)



         --              --              --              --          (15,085)        (65,306)           --              --
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
     (446,887)     (6,611,465)      1,358,138      22,369,615     (3,424,553)     (2,086,227)        249,250      (1,321,752)
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------


   (1,889,075)     (5,382,117)     (4,184,306)      3,696,703    (13,641,038)     (1,298,912)      1,599,942      (1,139,311)



         --              --              --              --              628          (2,892)           --              --
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------

   (1,889,075)     (5,382,117)     (4,184,306)      3,696,703    (13,640,410)     (1,301,804)      1,599,942      (1,139,311)
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
   (2,335,962)    (11,993,582)     (2,826,168)     26,066,318    (17,064,963)     (3,388,031)      1,849,192      (2,461,063)
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
$  (2,061,664)  $ (12,146,335)  $  (2,478,138)  $  26,397,406  $ (16,931,636)  $  (3,185,946)  $   3,456,726   $    (382,075)
=============   =============   =============   =============  =============   =============   =============   =============


$       1,248   $       2,168   $      19,199   $      16,239  $       9,530   $       5,920   $       2,615   $       1,576
$          29   $         643   $        --     $        --    $      63,105   $      51,861   $        --     $        --

THE DLB FUND GROUP

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------

                                                                        Core Growth Fund                    Value Fund
                                                               --------------------------------- ---------------------------------
                                                                      Year            Year             Year             Year
                                                                     Ended            Ended            Ended            Ended
                                                               October 31, 2001 October 31, 2000 October 31, 2001 October 31, 2000
                                                               ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
     Net investment income (loss)                                $      62,702    $    (139,032)   $     791,753   $   1,112,985
     Net realized gain (loss) on investments and foreign
       currency                                                    (26,650,780)      16,459,587         (261,387)     (4,640,757)
     Net unrealized appreciation (depreciation) on investments
       and foreign currency                                        (32,871,616)       5,148,922       (2,559,777)      4,458,965
                                                                 -------------    -------------    -------------   -------------
                                                                   (59,459,694)      21,469,477       (2,029,411)        931,193
   Distributions to shareholders:
     From net investment income                                           --           (177,493)      (1,135,388)     (1,594,508)
     In excess of net investment income                                   --             (6,121)            --              --
     From net realized gain on investments                         (15,350,103)      (5,783,582)            --        (5,010,423)
     In excess of net realized gain on investments                    (458,028)            --               --           (22,564)
                                                                 -------------    -------------    -------------   -------------
                                                                   (15,808,131)      (5,967,196)      (1,135,388)     (6,627,495)
   Fund share transactions:
     Net proceeds from sales of shares                              56,272,570      101,373,578       18,322,636      41,558,156
     Net asset value of shares issued in reinvestment of
       distributions                                                15,808,131        5,967,196        1,133,575       6,610,228
     Cost of shares reacquired                                     (41,510,601)     (81,914,090)     (22,887,327)    (60,423,859)
                                                                 -------------    -------------    -------------   -------------
                                                                    30,570,100       25,426,684       (3,431,116)    (12,255,475)
                                                                 -------------    -------------    -------------   -------------
       Total increase (decrease) in net assets                     (44,697,725)      40,928,965       (6,595,915)    (17,951,777)
NET ASSETS:
   At beginning of year                                            156,920,063      115,991,098       56,430,745      74,382,522
                                                                 -------------    -------------    -------------   -------------
   End of year                                                   $ 112,222,338    $ 156,920,063    $  49,834,830   $  56,430,745
                                                                 =============    =============    =============   =============
   Net assets at end of period includes undistributed income     $      67,517    $        --      $     597,475   $     941,110
                                                                 =============    =============    =============   =============

 * For the period from September 5, 2000 (commencement of operations) to October 31, 2000.

** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Small
                                                                                                               Capitalization
          Enhanced Index             Enhanced Index    Enhanced Index                                             Value
         Core Equity Fund              Growth Fund       Value Fund                Technology Fund                 Fund
 ---------------------------------  ----------------   ---------------    ---------------------------------    --------------
      Year              Year            Period             Period              Year             Period            Period
      Ended             Ended            Ended              Ended              Ended             Ended             Ended
 October 31, 2001  October 31, 2000 October 31, 2001** October 31, 2001** October 31, 2001  October 31, 2000* October 31, 2001**
 ---------------   ---------------   ---------------   ---------------    ---------------   ---------------    --------------
  $     158,390     $    (167,057)    $      (3,706)    $     274,298      $    (152,753)    $      30,203     $     348,030

     (9,173,910)        8,334,264        (2,332,103)         (446,887)        (6,611,465)         (212,790)        1,358,138

     (6,136,463)       (2,992,890)       (3,528,370)       (1,889,075)        (5,382,117)       (2,727,604)       (4,184,306)
  -------------     -------------     -------------     -------------      -------------     -------------     -------------
    (15,151,983)        5,174,317        (5,864,179)       (2,061,664)       (12,146,335)       (2,910,191)       (2,478,138)

           --                --                --                --              (30,203)             --             (42,700)
           --                --                --                --                 --                --                --
     (8,157,431)       (5,011,166)             --                --                 --                --                --
         (6,998)             --                --                --                 --                --                --
  -------------     -------------     -------------     -------------      -------------     -------------     -------------
     (8,164,429)       (5,011,166)             --                --              (30,203)             --             (42,700)

      3,620,929         5,894,267        25,123,970        25,012,667            280,000        25,000,000        73,231,162

      8,126,355         4,983,828              --                --               30,203              --              42,690
     (8,856,411)       (4,062,870)          (73,889)              (49)              --                --         (11,410,401)
  -------------     -------------     -------------     -------------      -------------     -------------     -------------
      2,890,873         6,815,225        25,050,081        25,012,618            310,203        25,000,000        61,863,451
  -------------     -------------     -------------     -------------      -------------     -------------     -------------
    (20,425,539)        6,978,376        19,185,902        22,950,954        (11,866,335)       22,089,809        59,342,613

     48,661,627        41,683,251                10                10         22,089,819                10                10
  -------------     -------------     -------------     -------------      -------------     -------------     -------------
  $  28,236,088     $  48,661,627     $  19,185,912     $  22,950,964      $  10,223,484     $  22,089,819     $  59,342,623
  =============     =============     =============     =============      =============     =============     =============
  $     158,390     $        --       $        --       $     274,175      $        --       $      30,203     $     301,447
  =============     =============     =============     =============      =============     =============     =============

THE DLB FUND GROUP

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Small Company                      Stewart Ivory
                                                                        Opportunities                      International
                                                                            Fund                               Fund
                                                             ----------------------------------- -----------------------------------
                                                                   Year              Year             Year             Period
                                                                   Ended             Ended            Ended             Ended
                                                             October 31, 2001   October 31, 2000 October 31, 2001  October 31, 2001*
                                                             ----------------   ---------------- ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                      $     331,088     $     162,220     $     133,327     $     185,279
    Net realized gain (loss) on investments and foreign
      currency                                                    22,369,615         9,780,107        (3,424,553)       10,069,231
    Net unrealized appreciation (depreciation) on
    investments
      and foreign currency                                         3,696,703         6,606,294       (13,640,410)       (5,756,820)
                                                               -------------     -------------     -------------     -------------
                                                                  26,397,406        16,548,621       (16,931,636)        4,497,690
                                                               -------------     -------------     -------------     -------------
  Distributions to shareholders:
    From net investment income                                      (162,220)             --            (106,171)             --
    From net realized gain on investments                         (9,970,542)         (556,658)      (10,149,303)             --
    In excess of net realized gain on investments                       --                --             (23,342)             --
                                                               -------------     -------------     -------------     -------------
                                                                 (10,132,762)         (556,658)      (10,278,816)             --
                                                               -------------     -------------     -------------     -------------
  Fund share transactions:
    Net proceeds from sales of shares                            268,541,415        48,739,631         9,896,973         5,173,843
    Net proceeds from merger of Limited Partnership                     --                --                --          61,680,896
    Net asset value of shares issued in reinvestment of
      distributions                                                7,524,023           264,882         8,429,908              --
    Cost of shares reacquired                                   (155,971,684)      (12,216,387)       (7,068,683)      (19,655,106)
                                                               -------------     -------------     -------------     -------------
                                                                 120,093,754        36,788,126        11,258,198        47,199,633
                                                               -------------     -------------     -------------     -------------
      Total increase (decrease) in net assets                    136,358,398        52,780,089       (15,952,254)       51,697,323

NET ASSETS:
  At beginning of year                                            84,599,037        31,818,948        51,697,323              --
                                                               -------------     -------------     -------------     -------------
  End of year                                                  $ 220,957,435     $  84,599,037     $  35,745,069     $  51,697,323
                                                               =============     =============     =============     =============
  Net assets at end of period includes undistributed income    $     332,417     $     162,220     $     140,916     $     105,207
                                                               =============     =============     =============     =============

 * For the period from November 2, 1999 (commencement of operations) to October 31, 2000.
** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------

             Stewart Ivory
            Emerging Markets                      Fixed Income                         High Yield
                  Fund                                Fund                                Fund
  -----------------------------------  ---------------------------------   ----------------------------------
        Year               Year              Year             Year               Year             Period
        Ended              Ended             Ended            Ended              Ended             Ended
  October 31, 2001   October 31, 2000  October 31, 2001 October 31, 2000   October 31, 2001  October 31, 2000**
  ----------------   ----------------  ---------------- ----------------   ----------------  ----------------
    $     202,085     $      28,089     $   1,607,534     $   1,826,669     $   2,078,988     $     233,691

       (2,086,227)        3,496,768           249,250          (840,208)       (1,321,752)            5,649


       (1,301,804)       (3,812,530)        1,599,942           676,416        (1,139,311)         (322,167)
    -------------     -------------     -------------     -------------     -------------     -------------
       (3,185,946)         (287,673)        3,456,726         1,662,877          (382,075)          (82,827)
    -------------     -------------     -------------     -------------     -------------     -------------

          (11,075)             --          (1,645,793)       (1,804,764)       (2,077,078)         (225,451)
       (3,538,942)             --                --             (15,363)           (5,649)             --
             --                --                --             (15,894)             --                --
    -------------     -------------     -------------     -------------     -------------     -------------
       (3,550,017)             --          (1,645,793)       (1,836,021)       (2,082,727)         (225,451)
    -------------     -------------     -------------     -------------     -------------     -------------

          119,440        26,213,279         1,847,893        12,358,836           102,118        25,000,000
    -------------     -------------     -------------     -------------     -------------     -------------
        3,550,017              --           1,538,253         1,567,724         2,082,727           225,451
         (652,963)          (75,954)       (9,739,842)      (18,413,944)             --                --
    -------------     -------------     -------------     -------------     -------------     -------------
        3,016,494        26,137,325        (6,353,696)       (4,487,384)        2,184,845        25,225,451
    -------------     -------------     -------------     -------------     -------------     -------------
       (3,719,469)       25,849,652        (4,542,763)       (4,660,528)         (279,957)       24,917,173


       25,849,652              --          31,879,580        36,540,108        24,917,183                10
    -------------     -------------     -------------     -------------     -------------     -------------
    $  22,130,183     $  25,849,652     $  27,336,817     $  31,879,580     $  24,637,226     $  24,917,183
    =============     =============     =============     =============     =============     =============
    $     110,942     $     (25,160)    $      10,341     $      40,861     $      10,150     $       8,240
    =============     =============     =============     =============     =============     =============

DLB CORE GROWTH FUND

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Ten Months
                                                                         Years Ended October 31,         Ended        Period Ended
                                                                        ------------------------       October 31,     December 31,
                                                                          2001            2000            1999             1998 ***
                                                                        --------        --------        --------         -------
Per share data (for a share outstanding throughout each period):
  Net asset value- beginning of year                                    $  14.65        $  12.93        $  12.82         $ 10.00

  Income from investment operations:
    Net investment income (loss)                                               - (1)        (.O1)            .02             .05
    Net realized and unrealized gain (loss) on investments                 (4.85)           2.36             .09            3.09
                                                                        --------        --------        --------         -------
                                                                           (4.85)           2.35             .11            3.14
                                                                        --------        --------        --------         -------
  Less distributions to shareholders:
    From net investment income                                                 - (1)        (.02)              - (1)        (.05)
    In excess of net investment income                                         -               - (1)           -               -
    From net realized gain on investments                                  (1.43)           (.61)              - (1)        (.27)
    In excess of net realized gain on investments                           (.04)              -               -               -
                                                                        --------        --------        --------         -------
                                                                           (1.47)           (.63)              -            (.32)
                                                                        --------        --------        --------         -------
  Net asset value- end of year                                          $   8.33        $  14.65        $  12.93         $ 12.82
                                                                        ========        ========        ========         =======

  Total return                                                            (35.74%)         18.57%           0.85% **       31.33% **

  Ratios and Supplemental Data:
    Ratio of expenses to average net assets                                 0.73%           0.69%           0.68% *         0.80% *
    Ratio of net investment income (loss) to average net assets             0.05%          (0.09%)          0.19% *         0.48% *
    Portfolio turnover                                                        51%             96%             66% **          34% **
    Net assets at end of year (000 omitted)                             $112,222        $156,920        $115,991         $33,054

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

 Net investment income                                                  $      -        $      -        $      -         $  0.03

 Ratios (to average net assets):
   Expenses                                                                    -               -               -            0.95% *
   Net investment income                                                       -               -               -            0.32% *

*    Annualized.
**   Not annualized.
*** For the period from January 20, 1998 (commencement of operations) to December 31, 1998.
(1)  Amount was less than $.O1 per share.

See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------------
                                                                              Ten Months
                                                   Years Ended October 31,       Ended             Years Ended December 31,
                                                    ---------------------     October 31,     -----------------------------------
                                                      2001          2000          1999          1998          1997          1996
                                                    -------       -------       -------       -------       -------       -------
Per share data (for a share outstanding
throughout each period):
  Net asset value- beginning of year                $ 13.72       $ 14.91       $ 14.48       $ 14.91       $ 12.53       $ 10.58
                                                    -------       -------       -------       -------       -------       -------
  Income from investment operations:
    Net investment income                               .21           .39           .29           .27           .15           .16
    Net realized and unrealized gain (loss) on
      investments                                      (.69)         (.21)          .14           .50          3.15          2.38
                                                    -------       -------       -------       -------       -------       -------
                                                       (.48)          .18           .43           .77          3.30          2.54
                                                    -------       -------       -------       -------       -------       -------
  Less distributions to shareholders:
    From net investment income                         (.28)         (.33)            -  (1)     (.27)         (.15)         (.16)
    From net realized gain on investments                 -         (1.04)            -  (1)     (.93)         (.70)         (.41)
    In excess of net realized gain on investments         -             - (1)         -             -          (.07)         (.02)
                                                    -------       -------       -------       -------       -------       -------
                                                       (.28)        (1.37)            -         (1.20)         (.92)         (.59)
                                                    -------       -------       -------       -------       -------       -------

  Net asset value- end of year                      $ 12.96       $ 13.72       $ 14.91       $ 14.48       $ 14.91        $12.53
                                                    =======       =======       =======       =======       =======       =======

  Total return                                        (3.69%)        1.93%         2.98% **      5.25%        26.35%        23.99%

  Ratios and Supplemental Data:
    Ratio of expenses to average net assets            0.80%         0.79%         0.74% *       0.60%         0.71%         0.80%
    Ratio of net investment income to average net
      assets                                           1.49%         1.73%         2.22% *       1.85%         1.40%         1.56%
    Portfolio turnover                                   26%           41%           28% **        21%           25%           23%
    Net assets at end of year (000 omitted)         $49,835       $56,431       $74,383       $71,911       $56,449       $19,228

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

 Net investment income                              $  0.20       $     -       $     -       $  0.25       $  0.13       $  0.09
 Ratios (to average net assets):
   Expenses                                            0.86%            -             -          0.75%         0.92%         1.50%
   Net investment income                               1.43%            -             -          1.69%         1.19%         0.86%

*   Annualized.
**  Not annualized.
(1) Amount was less than $.O1 per share.

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------------

                                                                               Ten Months
                                                   Years Ended October 31,       Ended      Years Ended December 31,  Period Ended
                                                    ---------------------     October 31,     ---------------------    December 31,
                                                      2001          2000          1999          1998          1997         1996 ***
                                                    -------       -------       -------       -------       -------      -------
Per share data (for a share outstanding throughout
  each period):
  Net asset value- beginning of year                $ 17.36       $ 17.25       $ 15.89       $ 14.55       $ 11.66      $ 10.00
                                                    -------       -------       -------       -------       -------      -------
  Income from investment operations:
    Net investment income (loss)                        .05          (.06)         (.03)          .01           .03          .01
    Net realized and unrealized gain (loss)
    on investments                                    (5.22)         2.25          1.39          3.72          3.73         1.84
                                                    -------       -------       -------       -------       -------      -------
                                                      (5.17)         2.19          1.36          3.73          3.76         1.85
                                                    -------       -------       -------       -------       -------      -------
  Less distributions to shareholders:
    From net investment income                            -             -             - (1)      (.O1)         (.03)        (.O1)
    From net realized gain on investments             (2.90)        (2.08)            - (1)     (2.38)         (.83)        (.18)
      In excess of net realized gain on investments       - (1)         -             -             -          (.O1)           -
                                                    -------       -------       -------       -------       -------      -------
                                                      (2.90)        (2.08)            -         (2.39)         (.87)        (.19)
                                                    -------       -------       -------       -------       -------      -------

  Net asset value- end of year                      $  9.29       $ 17.36       $ 17.25        $15.89       $ 14.55      $ 11.66
                                                    =======       =======       =======       =======       =======      =======

  Total return                                       (33.06%)       12.84%         8.60% **     25.71%        32.23%       18.51% **
  Ratios and Supplemental Data:
    Ratio of expenses to average net assets(2)         0.73%         0.90%         0.90% *       0.90%         0.90%        0.90% *
    Ratio of net investment income (loss) to average
      net assets                                       0.45%        (0.35%)       (0.20%)*       0.08%         0.23%        0.43% *
    Portfolio turnover                                  220%          144%           97% **        81%           46%          10% **
    Net assets at end of year (000 omitted)         $28,236       $48,662       $41,683       $35,308       $25,069      $13,897


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average net assets commencing December 18, 2000 and 0.90% of average daily net assets from commencement of operations through December 17, 2000. Without such agreement, the investment income (loss) per share and ratios would have been:

Net investment income (loss)                        $  0.01       $ (0.09)      $(0.06)       $ (0.02)      $ (0.06)     $ (0.01)
 Ratios (to average net assets):
   Expenses                                            1.06%         1.05%         1.09% *       1.14%         1.55%        1.82% *
   Net investment income (loss)                        0.12%        (0.50%)       (0.39%)*      (0.17%)       (0.43%)      (0.50%)*

*    Annualized.
**   Not annualized.
*** For the period from August 26, 1996 (commencement of operations) to December 31, 1996.
(1)  Amount was less than $.O1 per share.
(2) Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 through December 17, 2000.

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM DECEMBER 19, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001

-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
 Net asset value- beginning of period                                                                       $ 10.00
                                                                                                            -------
 Income from investment operations:

   Net investment loss                                                                                            - (1)
   Net realized and unrealized loss on investments                                                            (2.34)
                                                                                                            -------
                                                                                                              (2.34)
                                                                                                            -------

 Net asset value- end of period                                                                             $  7.66
                                                                                                            =======

 Total return                                                                                                (23.40%)**

 Ratios and Supplemental Data:
   Ratio of expenses to average net assets                                                                     0.70% *
   Ratio of net investment loss to average net assets                                                         (0.02%)*
   Portfolio turnover                                                                                            68% **
   Net assets at end of period (000 omitted)                                                                $19,186

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement, the investment loss per share and ratios would have been:

   Net investment loss                                                                                      $ (0.04)

   Ratios (to average net assets):
     Expenses                                                                                                  1.24% *
     Net investment loss                                                                                      (0.56%)*

*    Annualized
**   Not annualized
(1)  Amount was less than $.O1 per share.

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM DECEMBER 19, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001

-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
   Net asset value- beginning of period                                                                     $ 10.00
                                                                                                            -------
   Income from investment operations:
      Net investment income                                                                                     .11
      Net realized and unrealized loss on investments                                                          (.93)
                                                                                                            -------
                                                                                                               (.82)
                                                                                                            -------

   Net asset value- end of period                                                                           $  9.18
                                                                                                            =======

   Total return                                                                                               (8.20%)**

   Ratios and Supplemental Data:
      Ratio of expenses to average net assets                                                                  0.70% *
      Ratio of net investment income to average net assets                                                     1.26% *
      Portfolio turnover                                                                                         65% **
      Net assets at end of period (000 omitted)                                                             $22,951

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

 Net investment income                                                                                       $  0.07

 Ratios (to average net assets):
   Expenses                                                                                                    1.16% *
   Net investment income                                                                                       0.80% *

*   Annualized.
**  Not annualized.

See notes to financial statements.

DLB TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------
                                                                                               Year
                                                                                              Ended       Period Ended
                                                                                            October 31,    October 31,
                                                                                               2001          2000 ***
                                                                                              -------       -------
 Per share data (for a share outstanding throughout each period):
   Net asset value- beginning of year                                                         $  8.84       $ 10.00
                                                                                              -------       -------
 Income from investment operations:
   Net investment income (loss)                                                                  (.06)          .01
   Net realized and unrealized loss on investments                                              (4.77)        (1.17)
                                                                                              -------       -------
                                                                                                (4.83)        (1.16)
                                                                                              -------       -------
 Less distributions to shareholders:
   From net investment income                                                                    (.O1)            -
                                                                                              -------       -------
                                                                                                 (.O1)            -
                                                                                              -------       -------

Net asset value- end of year                                                                 $  4.00       $  8.84
                                                                                              =======       =======

 Total return                                                                                  (54.67%)      (11.60%)**

 Ratios and Supplemental Data:
   Ratio of expenses to average net assets                                                       1.30%         1.30% *
   Ratio of net investment income (loss) to average net assets                                  (1.05%)        0.83% *
   Portfolio turnover                                                                              90%           31% **
   Net assets at end of year (000 omitted)                                                    $10,223       $22,090


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement, the investment loss per share and ratios would have been:

Net investment loss                                                                           $ (0.09)      $ (0.01)
Ratios (to average net assets):
   Expenses                                                                                      1.89%         2.75% *
   Net investment loss                                                                          (1.64%)       (0.63%)*

*    Annualized.
**   Not annualized.
*** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM DECEMBER 19, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001

-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
   Net asset value- beginning of period                                                                     $ 10.00
                                                                                                            -------

   Income from investment operations:
      Net investment income                                                                                     .06
      Net realized and unrealized loss on investments                                                          (.34)
                                                                                                            -------
                                                                                                               (.28)
                                                                                                            -------

   Less distributions to shareholders:
      From net investment income                                                                               (.O1)
                                                                                                            -------
                                                                                                               (.01)
                                                                                                            -------

   Net asset value- end of period                                                                           $  9.71
                                                                                                            =======

   Total return                                                                                               (2.90%)**



   Ratios and Supplemental Data:
      Ratio of expenses to average net assets                                                                  0.85% *
      Ratio of net investment income to average net assets                                                     0.66% *
      Portfolio turnover                                                                                         31% **
      Net assets at end of period (000 omitted)                                                             $59,343


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.85% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

Net investment income                                                                                       $  0.05

Ratios (to average net assets):
   Expenses                                                                                                    0.99% *
   Net investment income                                                                                       0.52% *

*   Annualized.
**  Not annualized.

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
                                                                                            Ten Months
                                                                  Years Ended October 31,      Ended      Period Ended
                                                                  ---------------------     October 31,   December 31,
                                                                    2001          2000          1999          1998 ***
                                                                  --------      -------       -------       -------
Per share data (for a share outstanding throughout each period):
  Net asset value- beginning of year                              $  12.72      $  8.89       $  8.61       $ 10.00
                                                                  --------      -------       -------       -------

  Income from investment operations:
    Net investment income (loss)                                       .02          .02          (.O1)         (.O1)
    Net realized and unrealized gain (loss) on investments            2.57         3.96           .29         (1.38)
                                                                  --------      -------       -------       -------
                                                                      2.59         3.98           .28         (1.39)
                                                                  --------      -------       -------       -------
  Less distributions to shareholders:
    From net investment income                                        (.02)           -             -             -
    From net realized gain on investments                            (1.34)        (.15)            -             -
                                                                  --------      -------       -------       -------
                                                                     (1.36)        (.15)            -             -
                                                                  --------      -------       -------       -------
  Net asset value- end of year                                    $  13.95      $ 12.72       $  8.89       $  8.61
                                                                  ========      =======       =======       =======


  Total return                                                       23.02%       45.92%         2.92% **    (13.90)%**
  Ratios and Supplemental Data:
    Ratio of expenses to average net assets                           1.19%        1.30%         1.30% *       1.30% *
    Ratio of net investment income (loss) to average net assets       0.20%        0.30%        (0.18%)*      (0.28%)*
    Portfolio turnover                                                 115%         114%           68% **        51% **
    Net assets at end of year (000 omitted)                       $220,957      $84,599       $31,819       $19,910


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement, the investment income (loss)
per share would have been:

Net investment income (loss)                                      $      _      $  0.02       $ (0.02)      $ (0.03)

 Ratios (to average net assets):
   Expenses                                                              -         1.34%         1.51% *       1.77% *
   Net investment income (loss)                                          -         0.26%        (0.39%)*      (0.76%)*


*     Annualized.
**    Not annualized.
** For the period from July 20, 1998 (commencement of operations) to December 31, 1998.

See notes to financial statements.

DLB STEWART IVORY INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------

                                                                                                Year
                                                                                               Ended     Period Ended
                                                                                            October 31,   October 31,
                                                                                                2001          2000 ***
                                                                                              -------       -------
Per share data (for a share outstanding throughout each period):
   Net asset value- beginning of year                                                         $ 10.58       $ 10.00
                                                                                              -------       -------
   Income from investment operations:
      Net investment income                                                                       .02           .04
      Net realized and unrealized gain (loss) on investments                                    (2.88)          .54
                                                                                              -------       -------
                                                                                                (2.86)          .58
                                                                                              -------       -------
   Less distributions to shareholders:
      From net investment income                                                                 (.02)            -
      From net realized gain on investments                                                     (2.21)            -
      In excess of net realized gain on investments                                              (.O1)            -
                                                                                              -------       -------
                                                                                                (2.24)            -
                                                                                              -------       -------
   Net asset value- end of year                                                               $  5.48       $ 10.58
                                                                                              =======       =======

   Total return                                                                                (33.64%)        5.80% **
   Ratios and Supplemental Data:
      Ratio of expenses to average net assets                                                    1.00%         1.00% *
      Ratio of net investment income to average net assets                                       0.32%         0.29% *
      Portfolio turnover                                                                           76%           48% **
      Net assets at end of year (000 omitted)                                                 $35,745       $51,697

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.00% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

Net investment income                                                                         $     - (1)   $  0.02

Ratios (to average net assets):
   Expenses                                                                                      1.29%         1.11% *
   Net investment income                                                                         0.03%         0.17% *

*    Annualized.
**   Not annualized
*** For the period from November 2, 1999 (commencement of operations) to October 31, 2000.
(1)  Amount was less than $.O1 per share.

See notes to financial statements.

DLB STEWART IVORY EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
                                                                                               Year
                                                                                               Ended      Year Ended
                                                                                            October 31,   October 31,
                                                                                                2001          2000
                                                                                              -------       -------
Per share data (for a share outstanding throughout each period):
   Net asset value- beginning of year                                                         $  9.97       $ 10.00
                                                                                              -------       -------
   Income from investment operations:
      Net investment income                                                                       .07           .01
      Net realized and unrealized loss on investments                                          (1.21)          (.04)
                                                                                              -------       -------
                                                                                                (1.14)         (.03)
                                                                                              -------       -------
   Less distributions to shareholders:
      From net investment income                                                                   - (1)          -
      From net realized gain on investments                                                    (1.36)             -
                                                                                              -------       -------
                                                                                               (1.36)             -
                                                                                              -------       -------

   Net asset value- end of year                                                               $  7.47       $  9.97
                                                                                              =======       =======

   Total return                                                                                (12.49%)       (0.30%)

   Ratios and Supplemental Data:
      Ratio of expenses to average net assets                                                    1.75%         1.75%
      Ratio of net investment income to average net assets                                       0.81%         0.09%
      Portfolio turnover                                                                           50%           88%
      Net assets at end of year (000 omitted)                                                 $22,130       $25,850

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.75% of average daily net assets. Without such agreement, the investment income (loss)
per share and ratios would have been:

Net investment income (loss)                                                                  $  0.04       $ (0.01)

Ratios (to average net assets):
   Expenses                                                                                      2.09%         1.97%
   Net investment income (loss)                                                                  0.47%        (0.13%)

(1)  Amount was less than $.O1 per share.

See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------------


                                                                              Ten Months
                                                   Years Ended October 31,       Ended             Years Ended December 31,
                                                    ---------------------     October 31,    -----------------------------------
                                                      2001          2000          1999         1998          1997          1996
                                                    -------       -------       -------      -------       -------       -------
Per share data (for a share outstanding
throughout each period):
  Net asset value- beginning of year                $ 10.10       $ 10.12       $10.72       $ 10.61       $ 10.11       $ 10.26
                                                    -------       -------       -------      -------       -------       -------
  Income from investment operations:
    Net investment income                               .62           .62           .48          .63           .42           .53
    Net realized and unrealized gain (loss)
    on investments                                      .69          (.03)         (.60)         .20           .49          (.15)
                                                    -------       -------       -------      -------       -------       -------
                                                       1.31           .59          (.12)         .83           .91           .38
                                                    -------       -------       -------      -------       -------       -------
  Less distributions to shareholders:
    From net investment income                         (.63)         (.61)         (.48)        (.63)         (.41)         (.53)
    In excess of net investment income                    -             -             -            -             -             - (1)
    From net realized gain on investments                 -             -  (1)        -         (.09)            -             -
    In excess of net realized gain on investments         -             -  (1)        -            -             -             -
                                                    -------       -------       -------      -------       -------       -------
                                                       (.63)         (.61)         (.48)        (.72)         (.41)         (.53)
                                                    -------       -------       -------      -------       -------       -------
  Net asset value- end of year                      $ 10.78       $ 10.10       $ 10.12      $ 10.72       $ 10.61       $ 10.11
                                                    =======       =======       =======      =======       =======       =======

  Total return                                        13.33%         6.14%        (1.08%)**     8.04%         9.03%         3.70%

  Ratios and Supplemental Data:
    Ratio of expenses to average net assets            0.55%         0.55%         0.55% *      0.55%         0.55%         0.55%
    Ratio of net investment income to average assets   6.06%         6.14%         5.63% *      5.71%         5.74%         6.36%
    Portfolio turnover                                   50%           88%           58%          50%           44%           65%
    Net assets at end of year (000 omitted)         $27,337       $31,880       $36,540  **  $33,858       $32,155       $15,261

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.55% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

 Net investment income                              $  0.57       $  0.58       $  0.46       $  0.60       $  0.38       $  0.44

 Ratios (to average net assets):
   Expenses                                            0.97%         0.91%         0.79% *       0.80%         1.06%         1.66%
   Net investment income                               5.64%         5.78%         5.40% *       5.45%         5.22%         5.25%

*   Annualized.
**  Not Annualized
(1) Amount was less than $.O1 per share.

See notes to financial statements.

DLB HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
                                                                                               Year
                                                                                               Ended     Period Ended
                                                                                            October 31,   October 31,
                                                                                                2001          2000 ***
                                                                                              -------       -------
Per share data (for a share outstanding throughout each period):
   Net asset value- beginning of year                                                         $  9.88       $ 10.00
                                                                                              -------       -------
   Income from investment operations:
      Net investment income                                                                       .79           .09
      Net realized and unrealized loss on investments                                            (.94)         (.12)
                                                                                              -------       -------
                                                                                                 (.15)         (.03)
                                                                                              -------       -------

   Less distributions to shareholders:
      From net investment income                                                                 (.79)         (.09)
      From net realized gain on investments                                                         - (1)         -
                                                                                              -------       -------
                                                                                                 (.79)         (.09)
                                                                                              -------       -------
   Net asset value- end of year                                                               $  8.94       $  9.88
                                                                                              =======       =======

   Total return                                                                                 (1.58%)       (0.30%)**

   Ratios and Supplemental Data:
      Ratio of expenses to average net assets                                                    0.75%         0.75% *
      Ratio of net investment income to average net assets                                       8.35%         6.01% *
      Portfolio turnover                                                                           77%            5% **
      Net assets at end of year (000 omitted)                                                 $24,637       $24,917


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.75% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

Net investment income                                                                         $  0.76       $  0.07
Ratios (to average net assets):
   Expenses                                                                                      1.07%         2.12% *
   Net investment income                                                                         8.03%         4.64% *

*    Annualized.
**   Not Annualized
***  For the period from September 5, 2000
     (commencement of operations) to October 31, 2000.
(1)  Amount was less than $.O1 per share.

See notes to financial statements.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.      BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust offers twelve non-diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund (formerly known as the DLB Disciplined Growth Fund), DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Technology Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Stewart Ivory International Fund (the "International Fund"), DLB Stewart Ivory Emerging Markets Fund (the "Emerging Markets Fund"), DLB Fixed Income Fund and the DLB High Yield Fund.

2.      SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds may enter into such agreements with institutions that the Fund's investment adviser has determined to be creditworthy. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Income and expense gains and losses that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The International Fund and the Emerging Markets Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The risks associated with these contracts include the

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

possible inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds enter into forward contracts for hedging purposes only. The Funds may enter into contracts to deliver or receive foreign currency they will receive from or require for their normal investment activities. They may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

OPTIONS - The Enhanced Index Core Equity Fund, Enhanced Index Growth Fund, Enhanced Index Value Fund and the Technology Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

SECURITY LENDING - The Funds may lend their securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

DELAYED DELIVERY COMMITMENTS - The Fixed Income Fund and the High Yield Fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The Funds file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Funds' tax returns, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes are provided with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary overdistributions in the financial statements. Such over-distributions are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

During the year ended October 31, 2001, the following reclassifications were made due to differences in book and tax accounting:

                                                              ACCUMULATED
                                                             NET REALIZED      UNDISTRIBUTED
                                                            GAIN (LOSS) ON     NET INVESTMENT
                                         PAID-IN CAPITAL      INVESTMENTS      INCOME (LOSS)
                                         ---------------      -----------      -------------
 Core Growth Fund                           $     -           $    (4,815)         $  4,815
 Enhanced Index Growth Fund                    (3,706)                -               3,706
 Enhanced Index Value Fund                         (1)                124              (123)
 Technology Fund                             (152,753)                -             152,753
 Small Capitalization Value Fund                  -                 3,883            (3,883)
 Small Company Opportunities Fund            5,064,001         (5,065,330)            1,329
 Stewart Ivory International Fund                 -                (8,553)            8,553
 Stewart Ivory Emerging Markets Fund              -                54,908           (54,908)
 Fixed Income Fund                                -                (7,739)            7,739

These changes had no effect on the net assets or net asset value per share.

For the year ended October 31, 2001, the International Fund and the Emerging Markets Fund had income from foreign sources of $191,127 and $247,507, respectively. In addition, the International Fund and the Emerging Markets Fund designated foreign tax credits of $48,455 and $51,861, respectively.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

At October 31, 2001, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                AMOUNT     EXPIRATION   DATE
                                                ------     ----------   ----
 Core Growth Fund                            $26,962,727   October 31,  2009
 Value Fund                                    4,640,757   October 31,  2008
 Value Fund                                      269,542   October 31,  2009
 Enhanced Index Core Equity Fund               7,974,013   October 31,  2009
 Enhanced Index Growth Fund                    1,946,428   October 31,  2009
 Enhanced Index Value Fund                       300,382   October 31,  2009
 Technology Fund                                 209,488   October 31,  2008
 Technology Fund                               6,503,530   October 31,  2009
 Stewart Ivory International Fund              3,379,362   October 31,  2009
 Stewart Ivory Emerging Markets Fund           1,887,524   October 31,  2009
 Fixed Income Fund                               616,402   October 31,  2008
 High Yield Fund                               1,281,859   October 31,  2009


Pursuant to Section 852 of the Internal Revenue Code, the following Funds designated capital gain dividends for the year ended October 31, 2001 as follows:

                                                AMOUNT
                                                ------
 Core Growth Fund                            $12,759,355
 Enhanced Index Core Equity Fund               3,165,606
 Stewart Ivory International Fund              5,885,365


USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

3.      TRANSACTIONS WITH AFFILIATES

The Funds engage David L. Babson & Company Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. Under the terms of the Funds' investment advisory agreements, the fees for such services are computed daily and paid monthly to Babson based upon effective annual rates applied to each of the Fund's average daily net assets. For the year ended October 31, 2001, each Fund paid advisory fees as follows:

 FUND                                                 AMOUNT      EFFECTIVE RATE
 ----                                                 ------      --------------
 Core Growth Fund                                  $  714,111           0.55%
 Value Fund                                           292,293           0.55%
 Enhanced Index Core Equity Fund                      189,360           0.50%*
 Enhanced Index Growth Fund                            97,286           0.50%
 Enhanced Index Value Fund                            108,764           0.50%
 Technology Fund                                      145,413           1.00%
 Small Capitalization Value Fund                      369,682           0.70%
 Small Company Opportunities Fund                   1,630,031           1.00%
 Stewart Ivory International Fund                     311,649           0.75%
 Stewart Ivory Emerging Markets Fund                  312,499           1.25%
 Fixed Income Fund                                    106,022           0.40%
 High Yield Fund                                      124,498           0.50%

 * Prior to December 18, 2000, the Enhanced Index Core Equity rate was 0.75%.

Babson has agreed to pay the Funds' operating expenses such that each Fund's total aggregate expenses do not exceed a certain percentage of average daily net assets. For the year ended October 31, 2001, the Fund expenses borne by Babson and the corresponding percentages were as follows:

 FUND                                                 AMOUNT         PERCENTAGE
 ----                                                 ------         ----------
 Core Growth Fund                                    $      -           0.80%
 Value Fund                                            30,960           0.80%
 Enhanced Index Core Equity Fund                      114,279           0.70%*
 Enhanced Index Growth Fund                           105,094           0.70%
 Enhanced Index Value Fund                             99,139           0.70%
 Technology Fund                                       85,143           1.30%
 Small Capitalization Value Fund                       75,462           0.85%
 Small Company Opportunities Fund                           -           1.30%
 Stewart Ivory International Fund                     122,337           1.00%
 Stewart Ivory Emerging Markets Fund                   85,406           1.75%
 Fixed Income Fund                                    112,353           0.55%
 High Yield Fund                                       79,124           0.75%

 * Prior to December 18, 2000, the Enhanced Index Core Equity rate was 0.90%.

Babson has entered into sub-advisory agreements with Babson-Stewart Ivory International ("BSII"), an affiliate of Babson, with respect to the management of the International Fund and the Emerging Markets Fund. Under the sub-advisory agreement, Babson pays BSII monthly fees at the effective annual rate of .375% and .875%, respectively, of the average daily net assets of the International Fund and Emerging Markets Fund.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

The Funds pay no compensation directly to the Trustees who also are officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Funds from Babson.

4.      PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 2001 for each of the Funds were as follows:

                                                                   PURCHASES
                                         ---------------------------------------------------------
 FUND                                    U.S. GOVERNMENT         NON-GOVERNMENT           TOTAL
 ----                                    ---------------         --------------       ------------
 Core Growth Fund                           $      -             $ 80,917,381         $ 80,917,381
 Value Fund                                        -               13,275,478           13,275,478
 Enhanced Index Core Equity Fund                   -               77,199,638           77,199,638
 Enhanced Index Growth Fund                        -               40,064,461           40,064,461
 Enhanced Index Value Fund                         -               41,184,731           41,184,731
 Technology Fund                                   -               13,556,433           13,556,433
 Small Capitalization Value Fund                   -               78,122,442           78,122,442
 Small Company Opportunities Fund                  -              252,281,460          252,281,460
 Stewart Ivory International Fund                  -               30,757,931           30,757,931
 Stewart Ivory Emerging Markets Fund               -               11,790,722           11,790,722
 Fixed Income Fund                            5,158,214             7,672,273           12,830,487
 High Yield Fund                                   -               24,883,088           24,883,088

                                                                     SALES
                                         ---------------------------------------------------------
 FUND                                    U.S. GOVERNMENT         NON-GOVERNMENT           TOTAL
 ----                                    ---------------         --------------       ------------

 Core Growth Fund                           $      -             $ 62,174,092         $ 62,174,092
 Value Fund                                        -               17,180,851           17,180,851
 Enhanced Index Core Equity Fund                   -               82,261,439           82,261,439
 Enhanced Index Growth Fund                        -               14,996,568           14,996,568
 Enhanced Index Value Fund                         -               16,096,696           16,096,696
 Technology Fund                                   -               12,588,044           12,588,044
 Small Capitalization Value Fund                   -               17,828,832           17,828,832
 Small Company Opportunities Fund                  -              161,939,049          161,939,049
 Stewart Ivory International Fund                  -               29,889,073           29,889,073
 Stewart Ivory Emerging Markets Fund               -               12,797,809           12,797,809
 Fixed Income Fund                           10,428,995             9,079,163           19,508,158
 High Yield Fund                                   -               16,344,232           16,344,232

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

At October 31, 2001, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                                     GROSS            GROSS        NET UNREALIZED
                                                  AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION/
 FUND                                                COST        APPRECIATION     DEPRECIATION      DEPRECIATION
 ----                                            ------------    ------------     ------------      ------------
 Core Growth Fund                                $144,399,276     $ 4,261,145      $28,560,809      $(24,299,664)
 Value Fund                                        49,873,178       9,086,995        6,265,710         2,821,285
 Enhanced Index Core Equity Fund                   33,351,571         843,386        5,101,580        (4,258,194)
 Enhanced Index Growth Fund                        24,088,218         696,708        4,610,753        (3,914,045)
 Enhanced Index Value Fund                         25,326,832         755,976        2,791,432        (2,035,456)
 Technology Fund                                   19,084,452         359,567        8,581,995        (8,222,428)
 Small Capitalization Value Fund                   68,512,322       4,766,778        8,974,481        (4,207,703)
 Small Company Opportunities Fund                 233,594,036      18,985,621       12,650,259         6,335,362
 Stewart Ivory International Fund                  42,068,991       1,434,436        6,532,316        (5,097,880)
 Stewart Ivory Emerging Markets Fund               28,069,425       1,351,942        6,599,084        (5,247,142)
 Fixed Income Fund                                 29,516,990       1,225,320          107,665         1,117,655
 High Yield Fund                                   26,335,261         625,364        2,126,635        (1,501,271)

5.      SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                                    OCTOBER 31,     OCTOBER 31,
 CORE GROWTH FUND                                      2001            2000
 ----------------                                      ----            ----
 Shares sold                                        5,416,327       6,889,195
 Shares issued in reinvestment of distributions     1,400,189         438,121
 Redemptions                                       (4,055,856)     (5,587,405)
                                                   ----------      ----------
 Net increase                                       2,760,660       1,739,911
                                                   ==========      ==========

                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                                    OCTOBER 31,     OCTOBER 31,
 VALUE FUND                                            2001            2000
 ----------                                            ----            ----
 Shares sold                                        1,303,992       3,219,844
 Shares issued in reinvestment of distributions        82,203         514,816
 Redemptions                                       (1,655,092)     (4,611,094)
                                                   ----------      ----------
 Net decrease                                        (268,897)       (876,434)
                                                   ==========      ==========

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                                    OCTOBER 31,     OCTOBER 31,
 ENHANCED INDEX CORE EQUITY FUND                       2001            2000
 -------------------------------                       ----            ----
 Shares sold                                          313,264         320,572
 Shares issued in reinvestment of distributions       704,190         290,603
 Redemptions                                         (782,078)       (223,889)
                                                     --------       ---------
 Net increase                                         235,376         387,286
                                                     ========       =========

                                                        PERIOD FROM DECEMBER
                                                     19, 2000 (COMMENCEMENT OF
                                                        OPERATIONS) THROUGH
 ENHANCED INDEX GROWTH FUND                                OCTOBER 31, 2001
 --------------------------                                ----------------
 Shares sold                                                   2,515,205
 Redemptions                                                      (9,834)
                                                               ---------
 Net increase                                                  2,505,371
                                                               =========

                                                   PERIOD FROM DECEMBER 19, 2000
                                                    (COMMENCEMENT OF OPERATIONS)
                                                              THROUGH
 ENHANCED INDEX VALUE FUND                                OCTOBER 31, 2001
 -------------------------                                ----------------
 Shares sold                                                   2,501,253
 Redemptions                                                          (5)
                                                               ---------
 Net increase                                                  2,501,248
                                                               =========

                                                                 PERIOD FROM
                                                     YEAR      SEPTEMBER 5, 2000
                                                    ENDED      (COMMENCEMENT OF
                                                  OCTOBER 31,   OPERATIONS) TO
 TECHNOLOGY FUND                                     2001      OCTOBER 31, 2000
 ---------------                                     ----      ----------------
 Shares sold                                        52,575        2,500,001
 Shares issued in reinvestment of distributions      4,632                -
                                                    ------        ---------
 Net increase                                       57,207        2,500,001
                                                    ======        =========

                                                          PERIOD FROM DECEMBER
                                                       19, 2000 (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH
 SMALL CAPITALIZATION VALUE FUND                            OCTOBER 31, 2001
 -------------------------------                            ----------------
 Shares sold                                                    7,227,267
 Shares issued in reinvestment of distributions                     4,085
 Redemptions                                                   (1,119,169)
                                                               ----------
 Net increase                                                   6,112,183
                                                               ==========

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                                    OCTOBER 31,     OCTOBER 31,
 SMALL COMPANY OPPORTUNITIES FUND                      2001            2000
 --------------------------------                      ----            ----
 Shares sold                                       20,279,185       4,055,779
 Shares issued in reinvestment of distributions       669,993          28,300
 Redemptions                                      (11,761,447)     (1,010,683)
                                                  -----------      ----------
 Net increase                                       9,187,731       3,073,396
                                                  ===========      ==========

                                                                   PERIOD FROM
                                                      YEAR      NOVEMBER 2, 1999
                                                     ENDED      (COMMENCEMENT OF
                                                   OCTOBER 31,   OPERATIONS) TO
 STEWART IVORY INTERNATIONAL FUND                     2001      OCTOBER 31, 2000
 --------------------------------                     ----      ----------------
 Shares sold                                        1,346,725         459,150
 Shares issued in reinvestment of distributions     1,059,014               -
 Shares issued from merger of Limited Partnership           -       6,168,090
 Redemptions                                         (765,464)     (1,741,869)
                                                    ---------       ---------
 Net increase                                       1,640,275       4,885,371
                                                    =========       =========

                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                                    OCTOBER 31,     OCTOBER 31,
 STEWART IVORY EMERGING MARKETS FUND                   2001            2000
 -----------------------------------                   ----            ----
 Shares sold                                           12,102       2,599,165
 Shares issued in reinvestment of distributions       437,194               -
 Redemptions                                          (79,265)         (6,256)
                                                      -------       ---------
 Net increase                                         370,031       2,592,909
                                                      =======       =========

                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                                    OCTOBER 31,     OCTOBER 31,
 FIXED INCOME FUND                                     2001            2000
 -----------------                                     ----            ----
 Shares sold                                          173,857       1,233,163
 Shares issued in reinvestment of distributions       147,700         156,919
 Redemptions                                         (940,251)     (1,844,825)
                                                     --------      ----------
 Net decrease                                        (618,694)       (454,743)
                                                     ========      ==========

                                                                  PERIOD FROM
                                                     YEAR      SEPTEMBER 5, 2000
                                                    ENDED       (COMMENCEMENT OF
                                                  OCTOBER 31,    OPERATIONS) TO
 HIGH YIELD FUND                                     2001       OCTOBER 31, 2000
 ---------------                                     ----       ----------------
 Shares sold                                         10,615        2,500,001
 Shares issued in reinvestment of distributions     221,688           22,828
                                                    -------        ---------
 Net increase                                       232,303        2,522,829
                                                    =======        =========

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

6.      SECURITY LENDING

As of October 31, 2001, the Funds had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

 Fund                                  Value of Securities   Value of Collateral
 ----                                  -------------------   -------------------
 Core Growth Fund                          $ 7,114,635            $ 7,325,600
 Value Fund                                  2,723,159              2,840,162
 Enhanced Index Core Equity Fund               555,265                580,321
 Enhanced Index Growth Fund                    857,760                900,024
 Enhanced Index Value Fund                     520,442                558,564
 Technology Fund                               641,251                675,300
 Small Capitalization Value Fund             4,833,173              5,091,131
 Small Company Opportunities Fund           21,225,996             22,268,413
 Stewart Ivory International Fund            3,099,600              3,268,336
 Stewart Ivory Emerging Markets Fund         1,286,061              1,371,203
 Fixed Income Fund                           2,423,559              2,476,300
 High Yield Fund                               616,867                626,000

7. DELAYED DELIVERY COMMITMENTS

As of October 31, 2001, the Fixed Income Fund had the following delayed delivery commitments outstanding:

Type                     Security                            Settlement Date    Payable Amount
----                     --------                            ---------------    --------------
 Buy    Federal National Mortgage Association, 6.5%, 2031       11/14/2001         $507,541
 Buy    Federal National Mortgage Association, 6.5%, 2031       12/13/2001          279,678
                                                                                   --------
                                                                                   $787,219
                                                                                   ========

8.      RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

9.      CHANGE IN ACCOUNTING POLICY

Each Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, effective November 1, 2001, the Funds will begin amortizing premiums and discounts on debt securities using the daily effective yield method. Prior to this date, acquisition premiums were computed using the proportional method and were recognized daily. Upon adoption, the Funds will be required to record an adjustment to reflect the cumulative amortization of premiums and discounts. At this time, the Funds have not completed their analysis on the impact of the accounting change. The change will have no effect on the total net assets of the funds.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of The DLB Fund Group and Shareholders of DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund (formerly known as DLB Disciplined Growth Fund), DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Technology Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Stewart Ivory International Fund, DLB Stewart Ivory Emerging Markets Fund, DLB Fixed Income Fund and DLB High Yield Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Technology Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Stewart Ivory International Fund, DLB Stewart Ivory Emerging Markets Fund, DLB Fixed Income Fund and DLB High Yield Fund (the Funds) as of October 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2001 and 2000 and the financial highlights for each of the years in the five year period ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at October 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001